                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES


Investment Company Act File Number   811-21852


                           RIVERSOURCE SERIES TRUST
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


       50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
--------------------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                   (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                     -----------------

Date of fiscal year end:      4/30
                        --------------
Date of reporting period:     10/31
                        --------------

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
RETIREMENT PLUS(R) SERIES

SEMIANNUAL REPORT FOR THE
PERIOD ENDED OCTOBER 31, 2008


THIS SEMIANNUAL REPORT DESCRIBES EIGHT
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. EACH FUND SEEKS TO
PROVIDE HIGH TOTAL RETURN THROUGH A
COMBINATION OF CURRENT INCOME AND
CAPITAL APPRECIATION, CONSISTENT WITH
ITS CURRENT ASSET ALLOCATION.


RiverSource Retirement Plus 2010 Fund
RiverSource Retirement Plus 2015 Fund
RiverSource Retirement Plus 2020 Fund
RiverSource Retirement Plus 2025 Fund
RiverSource Retirement Plus 2030 Fund
RiverSource Retirement Plus 2035 Fund
RiverSource Retirement Plus 2040 Fund
RiverSource Retirement Plus 2045 Fund

                                               (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  RiverSource Retirement Plus 2010
    Fund...........................    3
  RiverSource Retirement Plus 2015
    Fund...........................    6
  RiverSource Retirement Plus 2020
    Fund...........................    9
  RiverSource Retirement Plus 2025
    Fund...........................   12
  RiverSource Retirement Plus 2030
    Fund...........................   15
  RiverSource Retirement Plus 2035
    Fund...........................   18
  RiverSource Retirement Plus 2040
    Fund...........................   21
  RiverSource Retirement Plus 2045
    Fund...........................   24
Manager Commentary.................   27
Investment Changes.................   30
Fund Expenses Examples.............   38
Investments in Affiliated Funds....   47
Statements of Assets and
  Liabilities......................   63
Statements of Operations...........   66
Statements of Changes in Net
  Assets...........................   69
Financial Highlights...............   73
Notes to Financial Statements......  121
Proxy Voting.......................  130



       (DALBAR LOGO)

The RiverSource mutual
fund shareholder reports
have been awarded the
Communications Seal from
Dalbar Inc., an
independent financial
services research firm.
The Seal recognizes
communications
demonstrating a level of
excellence in the
industry.


--------------------------------------------------------------------------------
2  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2010 Fund

FUND SUMMARY
--------------------------------------------------------------------------------
> For the six-month period ended Oct. 31, 2008, RiverSource Retirement Plus 2010
  Fund's (the 2010 Fund) Class A shares lost 23.26% (excluding sales charge). Its Blended 2010 Composite Index benchmark lost 19.53%.
> The 2010 Fund's bond benchmark, the Barclays Capital Aggregate Bond Index
  (formerly known as Lehman Brothers Aggregate Bond Index), was down 3.63% during the same period.
> The Russell 3000(R) Index, the 2010 Funds' domestic equity benchmark, decreased 29.70% during the same period.
> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2010 Composite Index, fell 41.04% during the same period.
> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2010 Composite Index, returned 0.81% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2008)
--------------------------------------------------------------------------------

                                                                                        Since
                                                                6 months*   1 year  inception(a)
------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund
  Class A(1) (excluding sales charge)                            -23.26%   -28.81%      -5.50%
------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                                -29.70%   -36.60%      -9.36%
------------------------------------------------------------------------------------------------
Barclays Capital Aggregate Bond Index (unmanaged)(3)              -3.63%    +0.30%      +4.29%
------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                                   -41.04%   -46.34%     -12.33%
------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(5)         +0.81%    +2.31%      +3.86%
------------------------------------------------------------------------------------------------
Blended 2010 Composite Index (unmanaged)(6)                      -19.53%   -22.36%      -3.08%
------------------------------------------------------------------------------------------------



*   Not annualized.

(a) Fund data is from May 18, 2006. Russell 3000 Index, Barclays Capital Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2010 Composite Index is from June 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The 2010 Fund compares its performance to the Russell 3000 Index and the Barclays Capital Aggregate Bond Index, as well as to a Blended 2010 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(6) The Blended 2010 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the returns for the Blended 2010 Composite Index: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2010 Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                        Net Fund and
                                                                                       Acquired Fund
                                                            Total Fund    Net Fund   (Underlying Fund)
                                                             Expenses   Expenses(a)     Expenses(b)
------------------------------------------------------------------------------------------------------
Class A                                                        0.84%       0.39%           1.04%
------------------------------------------------------------------------------------------------------
Class R2                                                       1.18%       0.78%           1.43%
------------------------------------------------------------------------------------------------------
Class R3                                                       0.93%       0.53%           1.18%
------------------------------------------------------------------------------------------------------
Class R4                                                       0.68%       0.28%           0.93%
------------------------------------------------------------------------------------------------------
Class R5                                                       0.42%       0.03%           0.68%
------------------------------------------------------------------------------------------------------
Class Y                                                        0.58%       0.18%           0.83%
------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.

(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.05% for Class A; 1.44% for Class R2; 1.19% for Class R3; 0.94% for Class R4; 0.69% for Class R5; and 0.84% for Class Y.


--------------------------------------------------------------------------------
4  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT OCT. 31, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -23.26%    -28.81%     -5.50%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -23.39%    -28.85%    -12.24%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -23.29%    -28.66%    -12.03%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -23.19%    -28.48%    -11.82%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -23.22%    -28.67%    -11.81%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -23.28%    -28.80%     -5.37%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -27.67%    -32.91%     -7.76%
-----------------------------------------------------------------------------------------------




AT SEPT. 30, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                       -8.66%    -17.72%     -0.47%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                     -8.61%    -17.66%     -6.31%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                     -8.49%    -17.45%     -6.07%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                     -8.37%    -17.24%     -5.83%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                     -8.42%    -17.39%     -5.83%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                       -8.59%    -17.53%     -0.27%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -13.88%    -22.46%     -2.93%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

 *Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2015 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six-month period ended Oct. 31, 2008, RiverSource Retirement Plus 2015
  Fund's (the 2015 Fund) Class A shares declined 26.36% (excluding sales charge). Its Blended 2015 Composite Index benchmark declined 22.43%.

> The 2015 Fund's bond benchmark, the Barclays Capital Aggregate Bond Index
  (formerly known as Lehman Brothers Aggregate Bond Index), was down 3.63% during the same period.

> The Russell 3000(R) Index, the 2015 Fund's domestic equity benchmark, decreased 29.70% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2015 Composite Index, fell 41.04% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2015 Composite Index, returned 0.81% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2008)
--------------------------------------------------------------------------------


                                                                                        Since
                                                                6 months*   1 year  inception(a)
------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund
  Class A(1) (excluding sales charge)                            -26.36%   -32.50%      -6.84%
------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                                -29.70%   -36.60%      -9.36%
------------------------------------------------------------------------------------------------
Barclays Capital Aggregate Bond Index (unmanaged)(3)              -3.63%    +0.30%      +4.29%
------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                                   -41.04%   -46.34%     -12.33%
------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(5)         +0.81%    +2.31%      +3.86%
------------------------------------------------------------------------------------------------
Blended 2015 Composite Index (unmanaged)(6)                      -22.43%   -26.19%      -4.52%
------------------------------------------------------------------------------------------------



*   Not annualized.

(a) Fund data is from May 18, 2006. Russell 3000 Index, Barclays Capital Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2015 Composite Index is from June 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The 2015 Fund compares its performance to the Russell 3000 Index and the Barclays Capital Aggregate Bond Index, as well as to a Blended 2015 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(6) The Blended 2015 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the returns for the Blended 2015 Composite Index: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
6  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                        Net Fund and
                                                                                       Acquired Fund
                                                            Total Fund    Net Fund   (Underlying Fund)
                                                             Expenses   Expenses(a)     Expenses(b)
------------------------------------------------------------------------------------------------------
Class A                                                        0.63%       0.39%           1.07%
------------------------------------------------------------------------------------------------------
Class R2                                                       1.04%       0.78%           1.46%
------------------------------------------------------------------------------------------------------
Class R3                                                       0.80%       0.53%           1.21%
------------------------------------------------------------------------------------------------------
Class R4                                                       0.54%       0.28%           0.96%
------------------------------------------------------------------------------------------------------
Class R5                                                       0.29%       0.03%           0.71%
------------------------------------------------------------------------------------------------------
Class Y                                                        0.45%       0.18%           0.86%
------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.

(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.08% for Class A; 1.47% for Class R2; 1.22% for Class R3; 0.97% for Class R4; 0.72% for Class R5; and 0.87% for Class Y.


--------------------------------------------------------------------------------
                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2015 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT OCT. 31, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -26.36%    -32.50%     -6.84%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -26.44%    -32.54%    -14.27%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -26.31%    -32.30%    -14.02%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -26.18%    -32.12%    -13.78%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -26.28%    -32.29%    -13.81%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -26.31%    -32.40%     -6.70%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -30.58%    -36.41%     -9.08%
-----------------------------------------------------------------------------------------------




AT SEPT. 30, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -10.10%    -20.32%     -1.14%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -10.20%    -20.36%     -7.67%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -10.08%    -20.11%     -7.41%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -10.07%    -19.96%     -7.22%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -10.07%    -20.05%     -7.19%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -10.17%    -20.23%     -1.00%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -15.25%    -24.89%     -3.60%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

 *Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
8  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2020 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six-month period ended Oct. 31, 2008, RiverSource Retirement Plus 2020
  Fund's (the 2020 Fund) Class A shares fell 29.03% (excluding sales charge). Its Blended 2020 Composite Index benchmark fell 25.26%.

> The 2020 Fund's bond benchmark, the Barclays Capital Aggregate Bond Index
  (formerly known as Lehman Brothers Aggregate Bond Index), was down 3.63% during the same period.

> The Russell 3000(R) Index, the 2020 Fund's domestic equity benchmark, decreased 29.70% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2020 Composite Index, fell 41.04% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2020 Composite Index, returned 0.81% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2008)
--------------------------------------------------------------------------------


                                                                                        Since
                                                                6 months*   1 year  inception(a)
------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund
  Class A(1) (excluding sales charge)                            -29.03%   -35.82%      -8.18%
------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                                -29.70%   -36.60%      -9.36%
------------------------------------------------------------------------------------------------
Barclays Capital Aggregate Bond Index (unmanaged)(3)              -3.63%    +0.30%      +4.29%
------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                                   -41.04%   -46.34%     -12.33%
------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(5)         +0.81%    +2.31%      +3.86%
------------------------------------------------------------------------------------------------
Blended 2020 Composite Index (unmanaged)(6)                      -25.26%   -29.88%      -5.97%
------------------------------------------------------------------------------------------------



*   Not annualized.
(a) Fund data is from May 18, 2006. Russell 3000 Index, Barclays Capital Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2020 Composite Index is from June 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The 2020 Fund compares its performance to the Russell 3000 Index and the Barclays Capital Aggregate Bond Index, as well as to a Blended 2020 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(6) The Blended 2020 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the returns for the Blended 2020 Composite Index: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2020 Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                        Net Fund and
                                                                                       Acquired Fund
                                                            Total Fund    Net Fund   (Underlying Fund)
                                                             Expenses   Expenses(a)     Expenses(b)
------------------------------------------------------------------------------------------------------
Class A                                                        0.57%       0.39%           1.11%
------------------------------------------------------------------------------------------------------
Class R2                                                       0.98%       0.78%           1.50%
------------------------------------------------------------------------------------------------------
Class R3                                                       0.73%       0.53%           1.25%
------------------------------------------------------------------------------------------------------
Class R4                                                       0.48%       0.28%           1.00%
------------------------------------------------------------------------------------------------------
Class R5                                                       0.22%       0.03%           0.75%
------------------------------------------------------------------------------------------------------
Class Y                                                        0.38%       0.18%           0.90%
------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.

(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.11% for Class A; 1.50% for Class R2; 1.25% for Class R3; 1.00% for Class R4; 0.75% for Class R5; and 0.90% for Class Y.


--------------------------------------------------------------------------------
10  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT OCT. 31, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -29.03%    -35.82%     -8.18%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -29.15%    -35.81%    -16.02%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -29.02%    -35.62%    -15.77%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -28.99%    -35.48%    -15.59%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -28.99%    -35.60%    -15.56%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -29.02%    -35.70%     -7.97%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -33.14%    -39.49%    -10.35%
-----------------------------------------------------------------------------------------------



AT SEPT. 30, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -11.77%    -22.74%     -1.98%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -11.75%    -22.78%     -8.82%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -11.62%    -22.53%     -8.56%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -11.61%    -22.37%     -8.37%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -11.61%    -22.46%     -8.33%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -11.62%    -22.56%     -1.72%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -16.81%    -27.20%     -4.38%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

 *Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2025 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six-month period ended Oct. 31, 2008, RiverSource Retirement Plus 2025
  Fund's (the 2025 Fund) Class A shares decreased 30.26% (excluding sales charge). Its Blended 2025 Composite Index benchmark decreased 27.30%.

> The 2025 Fund's bond benchmark, the Barclays Capital Aggregate Bond Index
  (formerly known as Lehman Brothers Aggregate Bond Index), was down 3.63% during the same period.

> The Russell 3000(R) Index, the 2025 Fund's domestic equity benchmark, decreased 29.70% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2025 Composite Index, fell 41.04% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2025 Composite Index, returned 0.81% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2008)
--------------------------------------------------------------------------------


                                                                                        Since
                                                                6 months*   1 year  inception(a)
------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund
  Class A(1) (excluding sales charge)                            -30.26%   -37.26%      -9.04%
------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                                -29.70%   -36.60%      -9.36%
------------------------------------------------------------------------------------------------
Barclays Capital Aggregate Bond Index (unmanaged)(3)              -3.63%    +0.30%      +4.29%
------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                                   -41.04%   -46.34%     -12.33%
------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(5)         +0.81%    +2.31%      +3.86%
------------------------------------------------------------------------------------------------
Blended 2025 Composite Index (unmanaged)(6)                      -27.30%   -32.34%      -7.11%
------------------------------------------------------------------------------------------------



*   Not annualized.

(a) Fund data is from May 18, 2006. Russell 3000 Index, Barclays Capital Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2025 Composite Index is from June 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The 2025 Fund compares its performance to the Russell 3000 Index and the Barclays Capital Aggregate Bond Index, as well as to a Blended 2025 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(6) The Blended 2025 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the returns for the Blended 2025 Composite Index: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
12  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                        Net Fund and
                                                                                       Acquired Fund
                                                            Total Fund    Net Fund   (Underlying Fund)
                                                             Expenses   Expenses(a)     Expenses(b)
------------------------------------------------------------------------------------------------------
Class A                                                        0.61%       0.39%           1.12%
------------------------------------------------------------------------------------------------------
Class R2                                                       0.97%       0.78%           1.51%
------------------------------------------------------------------------------------------------------
Class R3                                                       0.73%       0.53%           1.26%
------------------------------------------------------------------------------------------------------
Class R4                                                       0.48%       0.28%           1.01%
------------------------------------------------------------------------------------------------------
Class R5                                                       0.23%       0.03%           0.76%
------------------------------------------------------------------------------------------------------
Class Y                                                        0.39%       0.18%           0.91%
------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.

(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.12% for Class A; 1.51% for Class R2; 1.26% for Class R3; 1.01% for Class R4; 0.76% for Class R5; and 0.91% for Class Y.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  13

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2025 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -30.26%    -37.26%     -9.04%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -30.37%    -37.27%    -16.94%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -30.17%    -37.09%    -16.70%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -30.13%    -36.94%    -16.52%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -30.13%    -37.06%    -16.49%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -30.17%    -37.17%     -8.82%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -34.28%    -40.85%    -11.19%
-----------------------------------------------------------------------------------------------




AT SEPT. 30, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -12.32%    -23.88%     -2.64%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -12.39%    -23.81%     -9.52%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -12.17%    -23.56%     -9.26%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -12.16%    -23.47%     -9.07%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -12.16%    -23.56%     -9.04%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -12.27%    -23.67%     -2.37%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -17.32%    -28.27%     -5.03%
-----------------------------------------------------------------------------------------------


Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

 *Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
14  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2030 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six-month period ended Oct. 31, 2008, RiverSource Retirement Plus 2030
  Fund's (the 2030 Fund) Class A shares declined 30.38% (excluding sales charge). Its Blended 2030 Composite Index benchmark declined 27.30%.

> The 2030 Fund's bond benchmark, the Barclays Capital Aggregate Bond Index
  (formerly known as Lehman Brothers Aggregate Bond Index), was down 3.63% during the same period.

> The Russell 3000(R) Index, the 2030 Fund's domestic equity benchmark, decreased 29.70% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2030 Composite Index, fell 41.04% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2030 Composite Index, returned 0.81% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2008)
--------------------------------------------------------------------------------


                                                                                        Since
                                                                6 months*   1 year  inception(a)
------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund
  Class A(1) (excluding sales charge)                            -30.38%   -37.40%      -8.90%
------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                                -29.70%   -36.60%      -9.36%
------------------------------------------------------------------------------------------------
Barclays Capital Aggregate Bond Index (unmanaged)(3)              -3.63%    +0.30%      +4.29%
------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                                   -41.04%   -46.34%     -12.33%
------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(5)         +0.81%    +2.31%      +3.86%
------------------------------------------------------------------------------------------------
Blended 2030 Composite Index (unmanaged)(6)                      -27.30%   -32.34%      -7.11%
------------------------------------------------------------------------------------------------



*   Not annualized.

(a) Fund data is from May 18, 2006. Russell 3000 Index, Barclays Capital Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2030 Composite Index is from June 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The 2030 Fund compares its performance to the Russell 3000 Index and the Barclays Capital Aggregate Bond Index, as well as to a Blended 2030 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(6) The Blended 2030 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the returns for the Blended 2030 Composite Index: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  15

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2030 Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                        Net Fund and
                                                                                       Acquired Fund
                                                            Total Fund    Net Fund   (Underlying Fund)
                                                             Expenses   Expenses(a)     Expenses(b)
------------------------------------------------------------------------------------------------------
Class A                                                        0.59%       0.39%           1.12%
------------------------------------------------------------------------------------------------------
Class R2                                                       1.00%       0.78%           1.51%
------------------------------------------------------------------------------------------------------
Class R3                                                       0.77%       0.53%           1.26%
------------------------------------------------------------------------------------------------------
Class R4                                                       0.50%       0.28%           1.01%
------------------------------------------------------------------------------------------------------
Class R5                                                       0.24%       0.03%           0.76%
------------------------------------------------------------------------------------------------------
Class Y                                                        0.39%       0.18%           0.91%
------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.

(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.13% for Class A; 1.52% for Class R2; 1.27% for Class R3; 1.02% for Class R4; 0.77% for Class R5; and 0.92% for Class Y.


--------------------------------------------------------------------------------
16  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -30.38%    -37.40%     -8.90%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -30.32%    -37.30%    -16.91%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -30.26%    -37.12%    -16.70%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -30.15%    -36.98%    -16.48%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -30.26%    -37.14%    -16.52%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -30.29%    -37.29%     -8.70%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -34.37%    -41.00%    -11.06%
-----------------------------------------------------------------------------------------------




AT SEPT. 30, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -12.35%    -23.85%     -2.41%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -12.43%    -23.93%     -9.52%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -12.30%    -23.65%     -9.25%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -12.30%    -23.53%     -9.07%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -12.20%    -23.61%     -9.04%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -12.31%    -23.79%     -2.22%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -17.40%    -28.23%     -4.81%
-----------------------------------------------------------------------------------------------


Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

 *Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  17

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2035 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six-month period ended Oct. 31, 2008, RiverSource Retirement Plus 2035
  Fund's (the 2035 Fund) Class A shares fell 30.39% (excluding sales charge). Its Blended 2035 Composite Index benchmark fell 27.30%.

> The 2035 Fund's bond benchmark, the Barclays Capital Aggregate Bond Index
  (formerly known as Lehman Brothers Aggregate Bond Index), was down 3.63% during the same period.

> The Russell 3000(R) Index, the 2035 Fund's domestic equity benchmark, decreased 29.70% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2035 Composite Index, fell 41.04% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2035 Composite Index, returned 0.81% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2008)
--------------------------------------------------------------------------------


                                                                                        Since
                                                                6 months*   1 year  inception(a)
------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund
  Class A(1) (excluding sales charge)                            -30.39%   -37.38%      -9.18%
------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                                -29.70%   -36.60%      -9.36%
------------------------------------------------------------------------------------------------
Barclays Capital Aggregate Bond Index (unmanaged)(3)              -3.63%    +0.30%      +4.29%
------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                                   -41.04%   -46.34%     -12.33%
------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(5)         +0.81%    +2.31%      +3.86%
------------------------------------------------------------------------------------------------
Blended 2035 Composite Index (unmanaged)(6)                      -27.30%   -32.34%      -7.11%
------------------------------------------------------------------------------------------------



*   Not annualized.

(a) Fund data is from May 18, 2006. Russell 3000 Index, Barclays Capital Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2035 Composite Index is from June 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The 2035 Fund compares its performance to the Russell 3000 Index and the Barclays Capital Aggregate Bond Index, as well as to a Blended 2035 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(6) The Blended 2035 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the returns for the Blended 2035 Composite Index: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
18  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                        Net Fund and
                                                                                       Acquired Fund
                                                            Total Fund    Net Fund   (Underlying Fund)
                                                             Expenses   Expenses(a)     Expenses(b)
------------------------------------------------------------------------------------------------------
Class A                                                        0.78%       0.39%           1.12%
------------------------------------------------------------------------------------------------------
Class R2                                                       1.11%       0.78%           1.51%
------------------------------------------------------------------------------------------------------
Class R3                                                       0.87%       0.53%           1.26%
------------------------------------------------------------------------------------------------------
Class R4                                                       0.61%       0.28%           1.01%
------------------------------------------------------------------------------------------------------
Class R5                                                       0.35%       0.03%           0.76%
------------------------------------------------------------------------------------------------------
Class Y                                                        0.52%       0.18%           0.91%
------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.

(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.12% for Class A; 1.51% for Class R2; 1.26% for Class R3; 1.01% for Class R4; 0.76% for Class R5; and 0.91% for Class Y.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  19

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2035 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -30.39%    -37.38%     -9.18%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -30.32%    -37.25%    -16.91%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -30.29%    -37.16%    -16.73%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -30.26%    -37.01%    -16.55%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -30.19%    -37.13%    -16.52%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -30.29%    -37.24%     -8.95%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -34.41%    -40.97%    -11.34%
-----------------------------------------------------------------------------------------------




AT SEPT. 30, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -12.47%    -23.95%     -2.77%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -12.45%    -23.89%     -9.51%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -12.33%    -23.74%     -9.31%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -12.21%    -23.49%     -9.06%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -12.32%    -23.67%     -9.08%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -12.33%    -23.78%     -2.53%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -17.48%    -28.35%     -5.15%
-----------------------------------------------------------------------------------------------


Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

 *Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
20  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2040 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six-month period ended Oct. 31, 2008, RiverSource Retirement Plus 2040
  Fund's (the 2040 Fund) Class A shares lost 30.18% (excluding sales charge). Its Blended 2040 Composite Index benchmark lost 27.30%.

> The 2040 Fund's bond benchmark, the Barclays Capital Aggregate Bond Index
  (formerly known as Lehman Brothers Aggregate Bond Index), was down 3.63% during the same period.

> The Russell 3000(R) Index, the 2040 Fund's domestic equity benchmark, decreased 29.70% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2040 Composite Index, fell 41.04% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2040 Composite Index, returned 0.81% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2008)
--------------------------------------------------------------------------------


                                                                                        Since
                                                                6 months*   1 year  inception(a)
------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund
  Class A(1) (excluding sales charge)                            -30.18%   -37.24%      -8.89%
------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                                -29.70%   -36.60%      -9.36%
------------------------------------------------------------------------------------------------
Barclays Capital Aggregate Bond Index (unmanaged)(3)              -3.63%    +0.30%      +4.29%
------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                                   -41.04%   -46.34%     -12.33%
------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(5)         +0.81%    +2.31%      +3.86%
------------------------------------------------------------------------------------------------
Blended 2040 Composite Index (unmanaged)(6)                      -27.30%   -32.34%      -7.11%
------------------------------------------------------------------------------------------------



*   Not annualized.
(a) Fund data is from May 18, 2006. Russell 3000 Index, Barclays Capital Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2040 Composite Index is from June 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The 2040 Fund compares its performance to the Russell 3000 Index and the Barclays Capital Aggregate Bond Index, as well as to a Blended 2040 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(6) The Blended 2040 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the returns for the Blended 2040 Composite Index: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  21

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2040 Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                        Net Fund and
                                                                                       Acquired Fund
                                                            Total Fund    Net Fund   (Underlying Fund)
                                                             Expenses   Expenses(a)     Expenses(b)
------------------------------------------------------------------------------------------------------
Class A                                                        0.93%       0.39%           1.12%
------------------------------------------------------------------------------------------------------
Class R2                                                       1.09%       0.78%           1.51%
------------------------------------------------------------------------------------------------------
Class R3                                                       0.85%       0.53%           1.26%
------------------------------------------------------------------------------------------------------
Class R4                                                       0.59%       0.28%           1.01%
------------------------------------------------------------------------------------------------------
Class R5                                                       0.34%       0.03%           0.76%
------------------------------------------------------------------------------------------------------
Class Y                                                        0.46%       0.18%           0.91%
------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.

(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.12% for Class A; 1.51% for Class R2; 1.26% for Class R3; 1.01% for Class R4; 0.76% for Class R5; and 0.91% for Class Y.


--------------------------------------------------------------------------------
22  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT OCT. 31, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -30.18%    -37.24%     -8.89%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -30.29%    -37.24%    -16.90%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -30.16%    -37.05%    -16.65%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -30.13%    -36.90%    -16.47%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -30.05%    -37.02%    -16.44%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -30.16%    -37.14%     -8.68%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -34.19%    -40.87%    -11.05%
-----------------------------------------------------------------------------------------------



AT SEPT. 30, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -12.37%    -23.83%     -2.49%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -12.44%    -23.80%     -9.49%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -12.22%    -23.62%     -9.23%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -12.21%    -23.46%     -9.04%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -12.21%    -23.55%     -9.00%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -12.22%    -23.67%     -2.24%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -17.44%    -28.21%     -4.89%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

 *Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  23

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2045 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six-month period ended Oct. 31, 2008, RiverSource Retirement Plus 2045
  Fund's (the 2045 Fund) Class A shares declined 30.29% (excluding sales charge). Its Blended 2045 Composite Index benchmark declined 27.30%.

> The 2045 Fund's bond benchmark, the Barclays Capital Aggregate Bond Index
  (formerly known as Lehman Brothers Aggregate Bond Index), was down 3.63% during the same period.

> The Russell 3000(R) Index, the 2045 Fund's domestic equity benchmark, decreased 29.70% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2045 Composite Index, fell 41.04% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2045 Composite Index, returned 0.81% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2008)
--------------------------------------------------------------------------------


                                                                                        Since
                                                                6 months*   1 year  inception(a)
------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund
  Class A(1) (excluding sales charge)                            -30.29%   -37.23%      -9.02%
------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                                -29.70%   -36.60%      -9.36%
------------------------------------------------------------------------------------------------
Barclays Capital Aggregate Bond Index (unmanaged)(3)              -3.63%    +0.30%      +4.29%
------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                                   -41.04%   -46.34%     -12.33%
------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(5)         +0.81%    +2.31%      +3.86%
------------------------------------------------------------------------------------------------
Blended 2045 Composite Index (unmanaged)(6)                      -27.30%   -32.34%      -7.11%
------------------------------------------------------------------------------------------------



*   Not annualized.

(a) Fund data is from May 18, 2006. Russell 3000 Index, Barclays Capital Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2045 Composite Index is from June 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The 2045 Fund compares its performance to the Russell 3000 Index and the Barclays Capital Aggregate Bond Index, as well as to a Blended 2045 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(6) The Blended 2045 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the returns for the Blended 2045 Composite Index: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
24  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                        Net Fund and
                                                                                       Acquired Fund
                                                            Total Fund    Net Fund   (Underlying Fund)
                                                             Expenses   Expenses(a)     Expenses(b)
------------------------------------------------------------------------------------------------------
Class A                                                        1.37%       0.39%           1.12%
------------------------------------------------------------------------------------------------------
Class R2                                                       1.51%       0.78%           1.51%
------------------------------------------------------------------------------------------------------
Class R3                                                       1.27%       0.53%           1.26%
------------------------------------------------------------------------------------------------------
Class R4                                                       1.01%       0.28%           1.01%
------------------------------------------------------------------------------------------------------
Class R5                                                       0.75%       0.03%           0.76%
------------------------------------------------------------------------------------------------------
Class Y                                                        0.95%       0.18%           0.91%
------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.

(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.12% for Class A; 1.51% for Class R2; 1.26% for Class R3; 1.01% for Class R4; 0.76% for Class R5; and 0.91% for Class Y.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  25

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2045 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT OCT. 31, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -30.29%    -37.23%     -9.02%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -30.43%    -37.31%    -16.95%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -30.23%    -37.08%    -16.71%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -30.20%    -36.99%    -16.53%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -30.20%    -37.05%    -16.50%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -30.30%    -37.20%     -8.86%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -34.31%    -40.86%    -11.18%
-----------------------------------------------------------------------------------------------



AT SEPT. 30, 2008
                                                                                        SINCE
Without sales charge                                            6 MONTHS*    1 YEAR   INCEPTION
Class A (inception 5/18/06)                                      -12.32%    -23.73%     -2.56%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                    -12.31%    -23.73%     -9.44%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                    -12.20%    -23.65%     -9.25%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                    -12.08%    -23.40%     -9.00%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                    -12.18%    -23.58%     -9.02%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                      -12.18%    -23.65%     -2.35%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                      -17.32%    -28.13%     -4.96%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

 *Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
26  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders,

The six-month period ended Oct. 31, 2008 was a most challenging one for RiverSource Retirement Plus Series. Global financial markets struggled during the semiannual period given an intensifying credit crisis, further downdrafts in the U.S. housing market and uncertainty surrounding the impact a U.S. economic slowdown could have on international economies. Investors also faced soaring unemployment and inflation for most of the period. Despite efforts in earlier months by the Federal Reserve and by the government to prop up the slumping economy and stabilize financial markets, high volatility and downward pressures on stock and commodity prices prevailed during the summer of 2008. In September, the markets were further roiled by Lehman Brothers and Washington Mutual filing for bankruptcy, the government taking control of mortgage giants Fannie Mae and Freddie Mac and an emergency government loan to save insurer AIG. In early October, a $700 billion bailout package was passed by Congress in an effort to jump start the credit markets and provide some stability for the economy. Through the end of the period, the financial markets remained in a major roller coaster pattern.

Given these macroeconomic conditions, U.S. and international equities experienced both a sizable correction and heightened volatility during the semiannual period. Fixed income fared somewhat better due primarily to the performance of higher quality sectors such as U.S. Treasuries, which led the way as investors sought safety. However, the fixed income asset class as a whole still lost ground. Only cash, as an asset class, generated modest gains.

SIGNIFICANT PERFORMANCE FACTORS
The eight Retirement Plus Funds (the Funds) were hurt most during the six-month period by security selection. Each of the Funds' underlying equity funds utilize quantitative investment models to select stocks. During the reporting period, the quality and momentum models in the underlying U.S. large-cap equity mutual fund, RiverSource Disciplined Equity Fund, outperformed the S&P 500 for the period, but not enough to completely offset the underperformance of the value model. In the underlying international equity mutual fund, RiverSource Disciplined International Equity Fund, all three models -- namely, the momentum, quality-adjusted value and value models -- each underperformed the Morgan Stanley Capital International (MSCI) EAFE Index. In the underlying U.S. small- and mid-cap equity mutual fund, RiverSource Disciplined Small and Mid Cap Equity Fund, both the momentum and value models underperformed the Russell 2500(R) Index. The models we use take turns in leading performance in each of the U.S. and international equity sub-portfolios over time, and thus we continue to believe the style diversification provided by these very different quantitative models is a significant investment advantage.

Securities in underlying fixed income funds are chosen by sector teams specializing in individual sectors, such as liquid assets, structured assets, investment grade corporate bonds, high yield corporate bonds and global bonds. During the six-month period, RiverSource Inflation Protected Securities Fund, RiverSource High Yield Bond Fund and RiverSource Absolute Return Currency and Income Fund outperformed their respective benchmark indices. However, the other underlying fixed income funds -- RiverSource Diversified Bond Fund, RiverSource Global Bond Fund and RiverSource Emerging Markets Bond Fund -- lagged.

Asset allocation detracted from the results of each of the Funds as well. We use two tactical asset allocation models. The momentum model declined, but actually outperformed the Funds' respective benchmarks in relative terms, given its fast reaction to changes in market sentiment. However, the mean reversion model materially underperformed the Funds' respective benchmarks because it considered equities cheap compared with historical averages.

In each of the Funds, a greater allocation to equities than to fixed income detracted from performance most, as bonds significantly outperformed stocks during the period. While we aggressively reduced the Funds' exposure to equities during the six-month period, they still detracted from performance. Within equities, significant allocations to the Funds' underlying U.S. large-cap equity mutual fund investments hurt most. This was partially offset by the positive effects of having only a modest position in U.S. small- and mid-cap stocks and having virtually eliminated the Funds' exposure to emerging market equities.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  27

MANAGER COMMENTARY (continued) -------------------------------------------------


Within fixed income, having only a modest allocation to U.S. core bonds detracted from performance most. At the same time, however, having exposure to global bonds, Treasury Inflation-Protected Securities (TIPS) and currencies helped each of the Funds' performance, as these asset classes outperformed the Barclays Capital Aggregate Bond Index for the period. The more conservative funds in RiverSource Retirement Plus Series also benefited from a sizable position in cash equivalents during the period.

CHANGES TO THE FUNDS' PORTFOLIOS
Based on the shifting preferences of our tactical asset allocation models, we varied the Funds' emphasis on different asset classes during the six-month period. We reduced the Funds' exposure to equities overall. Within equities, we decreased the Funds' allocation to U.S. large-cap equities and to international equities and, as mentioned, virtually eliminated exposure to emerging market equities. Toward the end of the period, we increased the Funds' position in U.S. small- and mid-cap equities.

Within fixed income, we increased the Funds' allocation to cash and TIPS throughout the period, based on the preferences of our mean reversion and momentum models. We trimmed the Funds' position in global bonds.

OUR FUTURE STRATEGY
Despite disappointing results during this period of volatile, difficult markets, we continue to believe our consistent use of multiple investment disciplines serves the Funds well over the long term, and the diversified portfolios are well positioned for most market conditions. Indeed, we believe that it is in just such times when the consistent use of multiple investment disciplines is more critical than ever if we are to serve the series well over the long term. At the end of October, our asset allocation models favored higher quality domestic asset classes, namely U.S. equities over international equities and U.S. Treasuries over corporate bonds, global sovereign bonds and emerging market debt. More specifically, our momentum asset allocation model favored cash, U.S. small- and mid-cap equities and TIPS. The Fund's mean reversion asset allocation model favored cash, U.S. large-cap equities, high yield bonds and core fixed income. The differences between the preferences of the two tactical asset allocation models serves to put constraints on the Funds' exposures to the various asset classes vs. their respective benchmarks for the near term.


--------------------------------------------------------------------------------
28  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


We remain firm in our belief that our asset allocation models, stock selection models and specialized fixed income sector teams should help us to deliver value relative to each Fund's benchmark over the long term. Employing style diversification remains a critical advantage to the Funds. We are equally convinced of the merit of our multifaceted, disciplined approach to managing risk in the portfolios. Not only are portfolios rebalanced monthly, but our proprietary portfolio optimization process seeks to maximize returns, manage portfolio risk across multiple factors and minimize implementation costs.



(PHOTO - DIMITRIS BERTSIMAS, PhD)                                     (PHOTO - COLIN LUNDGREN, CFA(R))

Dimitris Bertsimas, Ph.D.                                             Colin Lundgren, CFA(R)
Senior Portfolio Manager                                              Senior Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.



  We remain firm in our belief that our asset allocation models, stock selection models and specialized fixed income sector teams should help us to deliver value relative to each Fund's benchmark over the long term.






--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  29

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2010 FUND

Fund holdings at Oct. 31, 2008

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
  real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   40.4%                 53.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 7.0%                 10.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          0.8%                  0.9%
======================================================================================
                                                      48.2%                 64.7%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities, floating rates, global,
  high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     15.2%                  9.9%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 6.6%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           6.6%                  5.5%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.4%                  3.9%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 3.8%                  2.9%
======================================================================================
                                                      34.6%                 22.4%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          5.7%                  5.0%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                      11.5%                  7.9%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)

Equity Funds(1)                                       48.2%
----------------------------------------------------------------
Fixed Income Funds(2)                                 30.8%
----------------------------------------------------------------
Cash Equivalents, TIPS and Alternative
  Investments(3)                                      21.0%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 40.4%, International 7.0% and U.S. Small Mid Cap
    0.8%
(2) Includes Investment Grade 15.2%, Global Bond 13.2% and High Yield 2.4%
(3) Includes Money Market 11.5%, Alternative Investments 5.7% and Inflation Protected Securities 3.8%

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)


RiverSource Disciplined Equity Fund                   40.4%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     15.2%
----------------------------------------------------------------
RiverSource Cash Management Fund                      11.5%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 7.0%
----------------------------------------------------------------
RiverSource Global Bond Fund                           6.6%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
30  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2015 FUND

Fund holdings at Oct. 31, 2008

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
  real estate, small cap,
  small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   48.1%                 60.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                10.3%                 14.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          0.8%                  0.9%
======================================================================================
                                                      59.2%                 74.9%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities, floating rates, global,
  high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     11.1%                  8.0%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 6.5%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           4.8%                  4.3%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       1.8%                  2.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.0%                  2.1%
======================================================================================
                                                      29.2%                 16.7%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          5.7%                  4.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       5.9%                  4.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)



Equity Funds(1)                                       59.2%
----------------------------------------------------------------

Fixed Income Funds(2)                                 24.2%
----------------------------------------------------------------

Cash Equivalents, TIPS and Alternative
  Investments(3)                                      16.6%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 48.1%, International 10.3% and U.S. Small Mid Cap 0.8%.
(2) Includes Global Bond 11.3%, Investment Grade 11.1% and High Yield 1.8%.
(3) Includes Money Market 5.9%, Alternative Investments 5.7% and Inflation Protected Securities 5.0%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)


RiverSource Disciplined Equity Fund                   48.1%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     11.1%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                10.3%
----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 6.5%
----------------------------------------------------------------
RiverSource Cash Management Fund                       5.9%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  31

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2020 FUND

Fund holdings at Oct. 31, 2008

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
  real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   51.3%                 61.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                14.8%                 19.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          2.1%                  2.2%
======================================================================================
                                                      68.2%                 82.9%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities, floating rates, global,
  high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      9.8%                  6.0%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 6.0%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           4.1%                  3.9%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.4%                  2.9%
======================================================================================
                                                      25.4%                 13.5%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.2%                  1.8%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       3.2%                  1.8%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)



Equity Funds(1)                                       68.2%
----------------------------------------------------------------

Fixed Income Funds(2)                                 20.0%
----------------------------------------------------------------

Cash Equivalents, TIPS and Alternative
  Investments(3)                                      11.8%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 51.3%, International 14.8% and U.S. Small Mid Cap 2.1%.
(2) Includes Global Bond 10.1%, Investment Grade 9.8% and High Yield 0.1%.
(3) Includes Inflation Protected Securities 5.4%, Money Market 3.2% and Alternative Investments 3.2%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)


RiverSource Disciplined Equity Fund                   51.3%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                14.8%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                      9.8%
----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 6.0%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.4%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
32  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2025 FUND

Fund holdings at Oct. 31, 2008

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
  real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   54.5%                 63.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.9%                 21.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          2.8%                  2.8%
======================================================================================
                                                      73.2%                 87.8%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities, floating rates, global,
  high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      5.4%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.3%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3.9%                  3.6%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.7%                  2.7%
======================================================================================
                                                      20.4%                  9.2%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.2%                  1.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       3.2%                  1.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)



Equity Funds(1)                                       73.2%
----------------------------------------------------------------

Fixed Income Funds(2)                                 13.7%
----------------------------------------------------------------

Cash Equivalents, TIPS and Alternative
  Investments(3)                                      13.1%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 54.5%, International 15.9% and U.S. Small Mid Cap 2.8%.
(2) Includes Global Bond 8.2%, Investment Grade 5.4% and High Yield 0.1%.
(3) Includes Inflation Protected Securities 6.7%, Alternative Investments 3.2% and Money Market 3.2%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)


RiverSource Disciplined Equity Fund                   54.5%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.9%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.7%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                      5.4%
----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.3%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  33

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2030 FUND

Fund holdings at Oct. 31, 2008

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
  real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   53.9%                 63.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                16.4%                 21.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          2.8%                  2.8%
======================================================================================
                                                      73.1%                 87.7%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities, floating rates, global,
  high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      5.5%                  2.8%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.3%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3.9%                  3.6%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.7%                  2.7%
======================================================================================
                                                      20.5%                  9.3%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.2%                  1.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       3.2%                  1.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)



Equity Funds(1)                                       73.1%
----------------------------------------------------------------

Fixed Income Funds(2)                                 13.8%
----------------------------------------------------------------

Cash Equivalents, TIPS and Alternative
  Investments(3)                                      13.1%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 53.9%, International 16.4% and U.S. Small Mid Cap 2.8%.
(2) Includes Global Bond 8.2%, Investment Grade 5.5% and High Yield 0.1%.
(3) Includes Inflation Protected Securities 6.7%, Alternative Investments 3.2% and Money Market 3.2%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)


RiverSource Disciplined Equity Fund                   53.9%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                16.4%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.7%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                      5.5%
----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.3%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
34  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2035 FUND

Fund holdings at Oct. 31, 2008

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
  real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   54.2%                 63.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                16.2%                 21.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          2.8%                  2.9%
======================================================================================
                                                      73.2%                 87.8%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities, floating rates, global,
  high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      5.4%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.3%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3.9%                  3.6%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.7%                  2.7%
======================================================================================
                                                      20.4%                  9.2%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.2%                  1.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       3.2%                  1.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)



Equity Funds(1)                                       73.2%
----------------------------------------------------------------

Fixed Income Funds(2)                                 13.7%
----------------------------------------------------------------

Cash Equivalents, TIPS and Alternative
  Investments(3)                                      13.1%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 54.2%, International 16.2% and U.S. Small Mid Cap 2.8%.
(2) Includes Global Bond 8.2%, Investment Grade 5.4% and High Yield 0.1%.
(3) Includes Inflation Protected Securities 6.7%, Alternative Investments 3.2% and Money Market 3.2%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)


RiverSource Disciplined Equity Fund                   54.2%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                16.2%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.7%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                      5.4%
----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.3%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  35

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2040 FUND

Fund holdings at Oct. 31, 2008

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
  real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   53.9%                 63.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                16.0%                 21.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          2.8%                  2.8%
======================================================================================
                                                      72.7%                 87.4%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities, floating rates, global,
  high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      5.7%                  2.9%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.3%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3.9%                  3.6%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.9%                  2.7%
======================================================================================
                                                      20.9%                  9.4%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.2%                  1.6%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       3.2%                  1.6%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)



Equity Funds(1)                                       72.7%
----------------------------------------------------------------

Fixed Income Funds(2)                                 14.0%
----------------------------------------------------------------

Cash Equivalents, TIPS and Alternative
  Investments(3)                                      13.3%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 53.9%, International 16.0% and U.S. Small Mid Cap 2.8%.
(2) Includes Global Bond 8.2%, Investment Grade 5.7% and High Yield 0.1%.
(3) Includes Inflation Protected Securities 6.9%, Alternative Investments 3.2% and Money Market 3.2%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)


RiverSource Disciplined Equity Fund                   53.9%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                16.0%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.9%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                      5.7%
----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.3%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
36  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2045 FUND

Fund holdings at Oct. 31, 2008

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
  real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   54.8%                 63.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.6%                 20.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          2.8%                  2.9%
======================================================================================
                                                      73.2%                 87.7%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities, floating rates, global,
  high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      5.4%                  2.8%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.4%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3.9%                  3.6%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.6%                  2.7%
======================================================================================
                                                      20.4%                  9.3%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
  agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.2%                  1.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       3.2%                  1.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)



Equity Funds(1)                                       73.2%
----------------------------------------------------------------

Fixed Income Funds(2)                                 13.8%
----------------------------------------------------------------

Cash Equivalents, TIPS and Alternative
  Investments(3)                                      13.0%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 54.8%, International 15.6% and U.S. Small Mid Cap 2.8%.
(2) Includes Global Bond 8.3%, Investment Grade 5.4% and High Yield 0.1%.
(3) Includes Inflation Protected Securities 6.6%, Alternative Investments 3.2% and Money Market 3.2%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2008; % of portfolio assets)


RiverSource Disciplined Equity Fund                   54.8%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.6%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.6%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                      5.4%
----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.4%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  37

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Oct. 31, 2008.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
38  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2010 Fund

                                                                                                    DIRECT AND
                                                                                    DIRECT           INDIRECT
                                                  BEGINNING         ENDING         EXPENSES          EXPENSES
                                                ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                                 MAY 1, 2008    OCT. 31, 2008   THE PERIOD(A)   THE PERIOD(B),(C)
-----------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  767.40         $1.51             $4.45
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.49         $1.73             $5.10
-----------------------------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  766.10         $3.47             $6.41
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,021.27         $3.97             $7.34
-----------------------------------------------------------------------------------------------------------------

Class R3
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  767.10         $2.36             $5.30
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,022.53         $2.70             $6.07
-----------------------------------------------------------------------------------------------------------------

Class R4
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  768.10         $1.25             $4.19
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.79         $1.43             $4.80
-----------------------------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  767.80         $0.13             $3.07
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,025.05         $0.15             $3.52
-----------------------------------------------------------------------------------------------------------------

Class Y
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  767.20         $0.80             $3.74
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,024.30         $0.92             $4.29
-----------------------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                             FUND'S          ACQUIRED FUND
                                                           ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                         EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
--------------------------------------------------------------------------------------------------------
Class A                                                       .34%               .66%             1.00%
--------------------------------------------------------------------------------------------------------
Class R2                                                      .78%               .66%             1.44%
--------------------------------------------------------------------------------------------------------
Class R3                                                      .53%               .66%             1.19%
--------------------------------------------------------------------------------------------------------
Class R4                                                      .28%               .66%              .94%
--------------------------------------------------------------------------------------------------------
Class R5                                                      .03%               .66%              .69%
--------------------------------------------------------------------------------------------------------
Class Y                                                       .18%               .66%              .84%
--------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.67% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2008, the actual expenses paid would have been $4.50 for Class A, $6.45 for Class R2, $5.34 for Class R3, $4.23 for Class R4, $3.12 for Class R5 and $3.79 for Class Y and the hypothetical expenses paid would have been $5.15 for Class A, $7.39 for Class R2, $6.12 for Class R3, $4.85 for Class R4, $3.57 for Class R5 and $4.34 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31, 2008: -23.26% for Class A, -23.39% for Class R2, -23.29% for Class R3, -23.19% for Class R4, -23.22% for Class R5 and -23.28% for Class Y.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  39

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


RiverSource Retirement Plus 2015 Fund

                                                                                                    DIRECT AND
                                                                                    DIRECT           INDIRECT
                                                  BEGINNING         ENDING         EXPENSES          EXPENSES
                                                ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                                 MAY 1, 2008    OCT. 31, 2008   THE PERIOD(A)   THE PERIOD(B),(C)
-----------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  736.40         $1.53             $4.51
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.44         $1.79             $5.25
-----------------------------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  735.60         $3.41             $6.39
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,021.27         $3.97             $7.44
-----------------------------------------------------------------------------------------------------------------

Class R3
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  736.90         $2.32             $5.30
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,022.53         $2.70             $6.17
-----------------------------------------------------------------------------------------------------------------

Class R4
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  738.20         $1.23             $4.21
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.79         $1.43             $4.90
-----------------------------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  737.20         $0.13             $3.11
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,025.05         $0.15             $3.62
-----------------------------------------------------------------------------------------------------------------

Class Y
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  736.90         $0.79             $3.77
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,024.30         $0.92             $4.39
-----------------------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                             FUND'S          ACQUIRED FUND
                                                           ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                         EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
--------------------------------------------------------------------------------------------------------
Class A                                                       .35%               .68%             1.03%
--------------------------------------------------------------------------------------------------------
Class R2                                                      .78%               .68%             1.46%
--------------------------------------------------------------------------------------------------------
Class R3                                                      .53%               .68%             1.21%
--------------------------------------------------------------------------------------------------------
Class R4                                                      .28%               .68%              .96%
--------------------------------------------------------------------------------------------------------
Class R5                                                      .03%               .68%              .71%
--------------------------------------------------------------------------------------------------------
Class Y                                                       .18%               .68%              .86%
--------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes. The net impact of these waiver commitments was less than 0.01% for the six month period ended Oct. 31, 2008, such that the actual expenses and hypothetical expenses paid would have been the same as those expenses presented in the table above.
(d) Based on the actual return for the six months ended Oct. 31, 2008: -26.36% for Class A, -26.44% for Class R2, -26.31% for Class R3, -26.18% for Class R4, -26.28% for Class R5 and -26.31% for Class Y.


--------------------------------------------------------------------------------
40  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2020 Fund

                                                                                                    DIRECT AND
                                                                                    DIRECT           INDIRECT
                                                  BEGINNING         ENDING         EXPENSES          EXPENSES
                                                ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                                 MAY 1, 2008    OCT. 31, 2008   THE PERIOD(A)   THE PERIOD(B),(C)
-----------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  709.70         $1.68             $4.65
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.24         $1.99             $5.51
-----------------------------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  708.50         $3.36             $6.33
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,021.27         $3.97             $7.49
-----------------------------------------------------------------------------------------------------------------

Class R3
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  709.80         $2.28             $5.26
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,022.53         $2.70             $6.22
-----------------------------------------------------------------------------------------------------------------

Class R4
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  710.10         $1.21             $4.18
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.79         $1.43             $4.95
-----------------------------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  710.10         $0.13             $3.10
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,025.05         $0.15             $3.68
-----------------------------------------------------------------------------------------------------------------

Class Y
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  709.80         $0.78             $3.75
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,024.30         $0.92             $4.44
-----------------------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                             FUND'S          ACQUIRED FUND
                                                           ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                         EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
--------------------------------------------------------------------------------------------------------
Class A                                                       .39%               .69%             1.08%
--------------------------------------------------------------------------------------------------------
Class R2                                                      .78%               .69%             1.47%
--------------------------------------------------------------------------------------------------------
Class R3                                                      .53%               .69%             1.22%
--------------------------------------------------------------------------------------------------------
Class R4                                                      .28%               .69%              .97%
--------------------------------------------------------------------------------------------------------
Class R5                                                      .03%               .69%              .72%
--------------------------------------------------------------------------------------------------------
Class Y                                                       .18%               .69%              .87%
--------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2008, the actual expenses paid would have been $4.70 for Class A, $6.37 for Class R2, $5.30 for Class R3, $4.22 for Class R4, $3.15 for Class R5 and $3.79 for Class Y and the hypothetical expenses paid would have been $5.56 for Class A, $7.54 for Class R2, $6.27 for Class R3, $5.00 for Class R4, $3.73 for Class R5 and $4.49 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31, 2008: -29.03% for Class A, -29.15% for Class R2, -29.02% for Class R3, -28.99% for Class R4, -28.99% for Class R5 and -29.02% for Class Y.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  41

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


RiverSource Retirement Plus 2025 Fund

                                                                                                    DIRECT AND
                                                                                    DIRECT           INDIRECT
                                                  BEGINNING         ENDING         EXPENSES          EXPENSES
                                                ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                                 MAY 1, 2008    OCT. 31, 2008   THE PERIOD(A)   THE PERIOD(B),(C)
-----------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  697.40         $1.67             $4.62
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.24         $1.99             $5.51
-----------------------------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  696.30         $3.33             $6.29
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,021.27         $3.97             $7.49
-----------------------------------------------------------------------------------------------------------------

Class R3
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.30         $2.27             $5.22
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,022.53         $2.70             $6.22
-----------------------------------------------------------------------------------------------------------------

Class R4
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.70         $1.20             $4.15
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.79         $1.43             $4.95
-----------------------------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.70         $0.13             $3.08
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,025.05         $0.15             $3.68
-----------------------------------------------------------------------------------------------------------------

Class Y
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.30         $0.77             $3.72
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,024.30         $0.92             $4.44
-----------------------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                             FUND'S          ACQUIRED FUND
                                                           ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                         EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
--------------------------------------------------------------------------------------------------------
Class A                                                       .39%               .69%             1.08%
--------------------------------------------------------------------------------------------------------
Class R2                                                      .78%               .69%             1.47%
--------------------------------------------------------------------------------------------------------
Class R3                                                      .53%               .69%             1.22%
--------------------------------------------------------------------------------------------------------
Class R4                                                      .28%               .69%              .97%
--------------------------------------------------------------------------------------------------------
Class R5                                                      .03%               .69%              .72%
--------------------------------------------------------------------------------------------------------
Class Y                                                       .18%               .69%              .87%
--------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2008, the actual expenses paid would have been $4.66 for Class A, $6.33 for Class R2, $5.27 for Class R3, $4.20 for Class R4, $3.13 for Class R5 and $3.77 for Class Y and the hypothetical expenses paid would have been $5.56 for Class A, $7.54 for Class R2, $6.27 for Class R3, $5.00 for Class R4, $3.73 for Class R5 and $4.49 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31 2008: -30.26% for Class A, -30.37% for Class R2, -30.17% for Class R3, -30.13% for Class R4, -30.13% for Class R5 and -30.17% for Class Y.


--------------------------------------------------------------------------------
42  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2030 Fund

                                                                                                    DIRECT AND
                                                                                    DIRECT           INDIRECT
                                                  BEGINNING         ENDING         EXPENSES          EXPENSES
                                                ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                                 MAY 1, 2008    OCT. 31, 2008   THE PERIOD(A)   THE PERIOD(B),(C)
-----------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  696.20         $1.67             $4.66
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.24         $1.99             $5.56
-----------------------------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  696.80         $3.34             $6.33
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,021.27         $3.97             $7.54
-----------------------------------------------------------------------------------------------------------------

Class R3
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  697.40         $2.27             $5.26
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,022.53         $2.70             $6.27
-----------------------------------------------------------------------------------------------------------------

Class R4
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.50         $1.20             $4.20
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.79         $1.43             $5.00
-----------------------------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  697.40         $0.13             $3.12
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,025.05         $0.15             $3.73
-----------------------------------------------------------------------------------------------------------------

Class Y
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  697.10         $0.77             $3.76
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,024.30         $0.92             $4.49
-----------------------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                             FUND'S          ACQUIRED FUND
                                                           ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                         EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
--------------------------------------------------------------------------------------------------------
Class A                                                       .39%               .70%             1.09%
--------------------------------------------------------------------------------------------------------
Class R2                                                      .78%               .70%             1.48%
--------------------------------------------------------------------------------------------------------
Class R3                                                      .53%               .70%             1.23%
--------------------------------------------------------------------------------------------------------
Class R4                                                      .28%               .70%              .98%
--------------------------------------------------------------------------------------------------------
Class R5                                                      .03%               .70%              .73%
--------------------------------------------------------------------------------------------------------
Class Y                                                       .18%               .70%              .88%
--------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. The net impact of these waiver commitments was less than 0.01% for the six month period ended Oct. 31, 2008, such that the actual expenses and hypothetical expenses paid would have been the same as those expenses presented in the table above.
(d) Based on the actual return for the six months ended Oct. 31, 2008: -30.38% for Class A, -30.32% for Class R2, -30.26% for Class R3, -30.15% for Class R4, -30.26% for Class R5 and -30.29% for Class Y.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  43

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


RiverSource Retirement Plus 2035 Fund

                                                                                                    DIRECT AND
                                                                                    DIRECT           INDIRECT
                                                  BEGINNING         ENDING         EXPENSES          EXPENSES
                                                ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                                 MAY 1, 2008    OCT. 31, 2008   THE PERIOD(A)   THE PERIOD(B),(C)
-----------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  696.10         $1.67             $4.66
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.24         $1.99             $5.56
-----------------------------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  696.80         $3.34             $6.33
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,021.27         $3.97             $7.54
-----------------------------------------------------------------------------------------------------------------

Class R3
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  697.10         $2.27             $5.26
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,022.53         $2.70             $6.27
-----------------------------------------------------------------------------------------------------------------

Class R4
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  697.40         $1.20             $4.19
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.79         $1.43             $5.00
-----------------------------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.10         $0.13             $3.12
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,025.05         $0.15             $3.73
-----------------------------------------------------------------------------------------------------------------

Class Y
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  697.10         $0.77             $3.76
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,024.30         $0.92             $4.49
-----------------------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                             FUND'S          ACQUIRED FUND
                                                           ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                         EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
--------------------------------------------------------------------------------------------------------
Class A                                                       .39%               .70%             1.09%
--------------------------------------------------------------------------------------------------------
Class R2                                                      .78%               .70%             1.48%
--------------------------------------------------------------------------------------------------------
Class R3                                                      .53%               .70%             1.23%
--------------------------------------------------------------------------------------------------------
Class R4                                                      .28%               .70%              .98%
--------------------------------------------------------------------------------------------------------
Class R5                                                      .03%               .70%              .73%
--------------------------------------------------------------------------------------------------------
Class Y                                                       .18%               .70%              .88%
--------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. The net impact of these waiver commitments was less than 0.01% for the six month period ended Oct. 31, 2008, such that the actual expenses and hypothetical expenses paid would have been the same as those expenses presented in the table above.
(d) Based on the actual return for the six months ended Oct. 31, 2008: -30.39% for Class A, -30.32% for Class R2, -30.29% for Class R3, -30.26% for Class R4, -30.19% for Class R5 and -30.29% for Class Y.


--------------------------------------------------------------------------------
44  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2040 Fund

                                                                                                    DIRECT AND
                                                                                    DIRECT           INDIRECT
                                                  BEGINNING         ENDING         EXPENSES          EXPENSES
                                                ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                                 MAY 1, 2008    OCT. 31, 2008   THE PERIOD(A)   THE PERIOD(B),(C)
-----------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.20         $1.67             $4.67
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.24         $1.99             $5.56
-----------------------------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  697.10         $3.34             $6.33
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,021.27         $3.97             $7.54
-----------------------------------------------------------------------------------------------------------------

Class R3
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.40         $2.27             $5.27
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,022.53         $2.70             $6.27
-----------------------------------------------------------------------------------------------------------------

Class R4
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.70         $1.20             $4.20
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.79         $1.43             $5.00
-----------------------------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  699.50         $0.13             $3.13
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,025.05         $0.15             $3.73
-----------------------------------------------------------------------------------------------------------------

Class Y
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.40         $0.77             $3.77
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,024.30         $0.92             $4.49
-----------------------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                             FUND'S          ACQUIRED FUND
                                                           ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                         EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
--------------------------------------------------------------------------------------------------------
Class A                                                       .39%               .70%             1.09%
--------------------------------------------------------------------------------------------------------
Class R2                                                      .78%               .70%             1.48%
--------------------------------------------------------------------------------------------------------
Class R3                                                      .53%               .70%             1.23%
--------------------------------------------------------------------------------------------------------
Class R4                                                      .28%               .70%              .98%
--------------------------------------------------------------------------------------------------------
Class R5                                                      .03%               .70%              .73%
--------------------------------------------------------------------------------------------------------
Class Y                                                       .18%               .70%              .88%
--------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. The net impact of these waiver commitments was less than 0.01% for the six month period ended Oct. 31, 2008, such that the actual expenses and hypothetical expenses paid would have been the same as those expenses presented in the table above.
(d) Based on the actual return for the six months ended Oct. 31, 2008: -30.18% for Class A, -30.29% for Class R2, -30.16% for Class R3, -30.13% for Class R4, -30.05% for Class R5 and -30.16% for Class Y.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  45

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


RiverSource Retirement Plus 2045 Fund

                                                                                                    DIRECT AND
                                                                                    DIRECT           INDIRECT
                                                  BEGINNING         ENDING         EXPENSES          EXPENSES
                                                ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                                 MAY 1, 2008    OCT. 31, 2008   THE PERIOD(A)   THE PERIOD(B),(C)
-----------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  697.10         $1.67             $4.62
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.24         $1.99             $5.51
-----------------------------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  695.70         $3.33             $6.28
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,021.27         $3.97             $7.49
-----------------------------------------------------------------------------------------------------------------

Class R3
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  697.70         $2.27             $5.22
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,022.53         $2.70             $6.22
-----------------------------------------------------------------------------------------------------------------

Class R4
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.00         $1.20             $4.15
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,023.79         $1.43             $4.95
-----------------------------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  698.00         $0.13             $3.08
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,025.05         $0.15             $3.68
-----------------------------------------------------------------------------------------------------------------

Class Y
-----------------------------------------------------------------------------------------------------------------
  Actual(d)                                         $1,000        $  697.00         $0.77             $3.72
-----------------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)                       $1,000        $1,024.30         $0.92             $4.44
-----------------------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                             FUND'S          ACQUIRED FUND
                                                           ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                         EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
--------------------------------------------------------------------------------------------------------
Class A                                                       .39%               .69%             1.08%
--------------------------------------------------------------------------------------------------------
Class R2                                                      .78%               .69%             1.47%
--------------------------------------------------------------------------------------------------------
Class R3                                                      .53%               .69%             1.22%
--------------------------------------------------------------------------------------------------------
Class R4                                                      .28%               .69%              .97%
--------------------------------------------------------------------------------------------------------
Class R5                                                      .03%               .69%              .72%
--------------------------------------------------------------------------------------------------------
Class Y                                                       .18%               .69%              .87%
--------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2008, the actual expenses paid would have been $4.66 for Class A, $6.33 for Class R2, $5.26 for Class R3, $4.19 for Class R4, $3.12 for Class R5 and $3.76 for Class Y and the hypothetical expenses paid would have been $5.56 for Class A, $7.54 for Class R2, $6.27 for Class R3, $5.00 for Class R4, $3.73 for Class R5 and $4.49 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31, 2008: -30.29% for Class A, -30.43% for Class R2, -30.23% for Class R3, -30.20% for Class R4, -30.20% for Class R5 and -30.30% for Class Y.


--------------------------------------------------------------------------------
46  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2010 Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (48.4%)
                                     SHARES      VALUE(a)
INTERNATIONAL (7.0%)
RiverSource Disciplined
 International Equity Fund           137,297     $833,392
---------------------------------------------------------

U.S. LARGE CAP (40.6%)
RiverSource Disciplined Equity
 Fund                              1,038,652    4,798,574
---------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and
 Mid Cap Equity Fund                  15,820       92,232
---------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $8,747,822)                             $5,724,198
---------------------------------------------------------



FIXED INCOME FUNDS (34.7%)
                                     SHARES      VALUE(a)
GLOBAL BOND (6.6%)
RiverSource Global Bond Fund         126,984     $779,680
---------------------------------------------------------

HIGH YIELD (2.5%)
RiverSource High Yield Bond Fund     140,790      290,028
---------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.8%)
RiverSource Inflation Protected
 Securities Fund                      50,448      455,037
---------------------------------------------------------

INTERNATIONAL (6.6%)
RiverSource Emerging Markets Bond
 Fund                                110,266      778,476
---------------------------------------------------------

INVESTMENT GRADE (15.2%)
RiverSource Diversified Bond Fund    416,565    1,803,728
---------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,831,041)                             $4,106,949
---------------------------------------------------------


ALTERNATIVE INVESTMENTS (5.7%)
                                     SHARES      VALUE(a)
RiverSource Absolute Return
 Currency and Income Fund             67,293     $671,586
---------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $655,220)                                 $671,586
---------------------------------------------------------



CASH EQUIVALENTS (11.5%)
                                     SHARES      VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund   1,364,551   $1,364,551
---------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,364,551)                             $1,364,551
---------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $15,598,634)(b)                        $11,867,284
=========================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $15,599,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $16,000
Unrealized depreciation                                                     (3,748,000)
--------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(3,732,000)
--------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  47

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2010 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                     FAIR VALUE AT OCT. 31, 2008
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $11,867,284        $--           $--      $11,867,284




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
48  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2015 Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (59.3%)
                                     SHARES      VALUE(a)
INTERNATIONAL (10.3%)
RiverSource Disciplined
 International Equity Fund           349,711   $2,122,745
---------------------------------------------------------

U.S. LARGE CAP (48.2%)
RiverSource Disciplined Equity
 Fund                              2,150,129    9,933,595
---------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and
 Mid Cap Equity Fund                  29,962      174,680
---------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $19,183,218)                           $12,231,020
---------------------------------------------------------



FIXED INCOME FUNDS (29.2%)
                                     SHARES      VALUE(a)
GLOBAL BOND (4.8%)
RiverSource Global Bond Fund         160,262     $984,010
---------------------------------------------------------

HIGH YIELD (1.8%)
RiverSource High Yield Bond Fund     181,960      374,838
---------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.0%)
RiverSource Inflation Protected
 Securities Fund                     114,077    1,028,970
---------------------------------------------------------

INTERNATIONAL (6.5%)
RiverSource Emerging Markets Bond
 Fund                                190,708    1,346,395
---------------------------------------------------------

INVESTMENT GRADE (11.1%)
RiverSource Diversified Bond Fund    530,080    2,295,248
---------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $7,166,261)                             $6,029,461
---------------------------------------------------------


ALTERNATIVE INVESTMENTS (5.7%)
                                     SHARES      VALUE(a)
RiverSource Absolute Return
 Currency and Income Fund            118,920   $1,186,826
---------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,157,390)                             $1,186,826
---------------------------------------------------------


CASH EQUIVALENTS (5.9%)
                                     SHARES      VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund   1,213,967   $1,213,967
---------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,213,967)                             $1,213,967
---------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $28,720,836)(b)                        $20,661,274
=========================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $28,721,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $29,000
Unrealized depreciation                                                     (8,089,000)
--------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(8,060,000)
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  49

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2015 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                     FAIR VALUE AT OCT. 31, 2008
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $20,661,274        $--           $--      $20,661,274



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
50  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2020 Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (68.3%)
                                     SHARES      VALUE(a)
INTERNATIONAL (14.8%)
RiverSource Disciplined
 International Equity Fund           562,481   $3,414,260
---------------------------------------------------------

U.S. LARGE CAP (51.4%)
RiverSource Disciplined Equity
 Fund                              2,566,554   11,857,478
---------------------------------------------------------

U.S. SMALL-MID CAP (2.1%)
RiverSource Disciplined Small and
 Mid Cap Equity Fund                  82,258      479,562
---------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $25,148,855)                           $15,751,300
---------------------------------------------------------



FIXED INCOME FUNDS (25.4%)
                                     SHARES      VALUE(a)
GLOBAL BOND (4.1%)
RiverSource Global Bond Fund         153,371     $941,701
---------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund      14,467       29,802
---------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.4%)
RiverSource Inflation Protected
 Securities Fund                     138,865    1,252,562
---------------------------------------------------------

INTERNATIONAL (6.0%)
RiverSource Emerging Markets Bond
 Fund                                195,093    1,377,355
---------------------------------------------------------

INVESTMENT GRADE (9.8%)
RiverSource Diversified Bond Fund    522,158    2,260,944
---------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $6,931,159)                             $5,862,364
---------------------------------------------------------


ALTERNATIVE INVESTMENTS (3.2%)
                                     SHARES      VALUE(a)
RiverSource Absolute Return
 Currency and Income Fund             74,698     $745,488
---------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $729,270)                                 $745,488
---------------------------------------------------------



CASH EQUIVALENTS (3.2%)
                                     SHARES      VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund     733,146     $733,146
---------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $733,146)                                 $733,146
---------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $33,542,430)(b)                        $23,092,298
=========================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $33,542,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $16,000
Unrealized depreciation                                                     (10,466,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(10,450,000)
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  51

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2020 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                     FAIR VALUE AT OCT. 31, 2008
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $23,092,298        $--           $--      $23,092,298




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
52  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2025 Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (73.3%)
                                     SHARES      VALUE(a)
INTERNATIONAL (15.9%)
RiverSource Disciplined
 International Equity Fund           623,938   $3,787,307
---------------------------------------------------------

U.S. LARGE CAP (54.6%)
RiverSource Disciplined Equity
 Fund                              2,806,470   12,965,889
---------------------------------------------------------

U.S. SMALL-MID CAP (2.8%)
RiverSource Disciplined Small and
 Mid Cap Equity Fund                 112,773      657,468
---------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $27,945,192)                           $17,410,664
---------------------------------------------------------



FIXED INCOME FUNDS (20.4%)
                                     SHARES      VALUE(a)
GLOBAL BOND (3.9%)
RiverSource Global Bond Fund         152,172     $934,336
---------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund      10,910       22,474
---------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.7%)
RiverSource Inflation Protected
 Securities Fund                     176,062    1,588,080
---------------------------------------------------------

INTERNATIONAL (4.3%)
RiverSource Emerging Markets Bond
 Fund                                146,122    1,031,622
---------------------------------------------------------

INVESTMENT GRADE (5.4%)
RiverSource Diversified Bond Fund    295,295    1,278,626
---------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,739,886)                             $4,855,138
---------------------------------------------------------


ALTERNATIVE INVESTMENTS (3.2%)
                                     SHARES      VALUE(a)
RiverSource Absolute Return
 Currency and Income Fund             76,783     $766,298
---------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $750,823)                                 $766,298
---------------------------------------------------------


CASH EQUIVALENTS (3.2%)
                                     SHARES      VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund     754,267     $754,267
---------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $754,267)                                 $754,267
---------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $35,190,168)(b)                        $23,786,367
=========================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $35,190,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $15,000
Unrealized depreciation                                                     (11,419,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(11,404,000)
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  53

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2025 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                     FAIR VALUE AT OCT. 31, 2008
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $23,786,367        $--           $--      $23,786,367



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
54  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
RiverSource Retirement Plus 2030 Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (73.2%)
                                     SHARES      VALUE(a)
INTERNATIONAL (16.4%)
RiverSource Disciplined
 International Equity Fund           600,021   $3,642,126
---------------------------------------------------------

U.S. LARGE CAP (54.0%)
RiverSource Disciplined Equity
 Fund                              2,587,232   11,953,013
---------------------------------------------------------

U.S. SMALL-MID CAP (2.8%)
RiverSource Disciplined Small and
 Mid Cap Equity Fund                 105,528      615,228
---------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $26,063,920)                           $16,210,367
---------------------------------------------------------



FIXED INCOME FUNDS (20.6%)
                                     SHARES      VALUE(a)
GLOBAL BOND (3.9%)
RiverSource Global Bond Fund         141,906     $871,300
---------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund      10,166       20,942
---------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.8%)
RiverSource Inflation Protected
 Securities Fund                     165,326    1,491,243
---------------------------------------------------------

INTERNATIONAL (4.3%)
RiverSource Emerging Markets Bond
 Fund                                136,309      962,341
---------------------------------------------------------

INVESTMENT GRADE (5.5%)
RiverSource Diversified Bond Fund    278,641    1,206,516
---------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,382,528)                             $4,552,342
---------------------------------------------------------


ALTERNATIVE INVESTMENTS (3.2%)
                                     SHARES      VALUE(a)
RiverSource Absolute Return
 Currency and Income Fund             71,901     $717,569
---------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $703,001)                                 $717,569
---------------------------------------------------------


CASH EQUIVALENTS (3.2%)
                                     SHARES      VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund     706,243     $706,243
---------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $706,243)                                 $706,243
---------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $32,855,692)(b)                        $22,186,521
=========================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $32,856,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $15,000
Unrealized depreciation                                                     (10,684,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(10,669,000)
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  55

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2030 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                     FAIR VALUE AT OCT. 31, 2008
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $22,186,521        $--           $--      $22,186,521




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
56  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2035 Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (73.3%)
                                     SHARES      VALUE(a)
INTERNATIONAL (16.2%)
RiverSource Disciplined
 International Equity Fund           396,221   $2,405,058
---------------------------------------------------------

U.S. LARGE CAP (54.3%)
RiverSource Disciplined Equity
 Fund                              1,745,332    8,063,434
---------------------------------------------------------

U.S. SMALL-MID CAP (2.8%)
RiverSource Disciplined Small and
 Mid Cap Equity Fund                  71,159      414,855
---------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $17,272,724)                           $10,883,347
---------------------------------------------------------



FIXED INCOME FUNDS (20.5%)
                                     SHARES      VALUE(a)
GLOBAL BOND (3.9%)
RiverSource Global Bond Fund          95,159     $584,278
---------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund       6,825       14,059
---------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.7%)
RiverSource Inflation Protected
 Securities Fund                     110,397      995,779
---------------------------------------------------------

INTERNATIONAL (4.4%)
RiverSource Emerging Markets Bond
 Fund                                 91,572      646,498
---------------------------------------------------------

INVESTMENT GRADE (5.4%)
RiverSource Diversified Bond Fund    184,728      799,874
---------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,591,325)                             $3,040,488
---------------------------------------------------------


ALTERNATIVE INVESTMENTS (3.2%)
                                     SHARES      VALUE(a)
RiverSource Absolute Return
 Currency and Income Fund             48,148     $480,517
---------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $470,861)                                 $480,517
---------------------------------------------------------


CASH EQUIVALENTS (3.2%)
                                     SHARES      VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund     473,018     $473,018
---------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $473,018)                                 $473,018
---------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $21,807,928)(b)                        $14,877,370
=========================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $21,808,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $9,000
Unrealized depreciation                                                     (6,940,000)
--------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(6,931,000)
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  57

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2035 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                     FAIR VALUE AT OCT. 31, 2008
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $14,877,370        $--           $--      $14,877,370



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
58  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2040 Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (72.9%)
                                     SHARES      VALUE(a)
INTERNATIONAL (16.0%)
RiverSource Disciplined
 International Equity Fund           243,040   $1,475,256
---------------------------------------------------------

U.S. LARGE CAP (54.1%)
RiverSource Disciplined Equity
 Fund                              1,077,695    4,978,953
---------------------------------------------------------

U.S. SMALL-MID CAP (2.8%)
RiverSource Disciplined Small and
 Mid Cap Equity Fund                  43,629      254,355
---------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $10,579,424)                            $6,708,564
---------------------------------------------------------



FIXED INCOME FUNDS (21.0%)
                                     SHARES      VALUE(a)
GLOBAL BOND (3.9%)
RiverSource Global Bond Fund          58,941     $361,900
---------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund       4,208        8,669
---------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.9%)
RiverSource Inflation Protected
 Securities Fund                      70,519      636,086
---------------------------------------------------------

INTERNATIONAL (4.4%)
RiverSource Emerging Markets Bond
 Fund                                 56,818      401,132
---------------------------------------------------------

INVESTMENT GRADE (5.7%)
RiverSource Diversified Bond Fund    121,681      526,879
---------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,277,342)                             $1,934,666
---------------------------------------------------------


ALTERNATIVE INVESTMENTS (3.2%)
                                     SHARES      VALUE(a)
RiverSource Absolute Return
 Currency and Income Fund             29,972     $299,121
---------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $292,995)                                 $299,121
---------------------------------------------------------



CASH EQUIVALENTS (3.2%)
                                     SHARES      VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund     294,380     $294,380
---------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $294,380)                                 $294,380
---------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $13,444,141)(b)                         $9,236,731
=========================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $13,444,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $6,000
Unrealized depreciation                                                     (4,213,000)
--------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(4,207,000)
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  59

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2040 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                     FAIR VALUE AT OCT. 31, 2008
                                                       -------------------------------------------------------
                                                            LEVEL 1        LEVEL 2
                                                         QUOTED PRICES      OTHER        LEVEL 3
                                                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                           $9,236,731         $--           $--      $9,236,731




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
60  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2045 Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (73.6%)
                                     SHARES     VALUE(a)
INTERNATIONAL (15.7%)
RiverSource Disciplined
 International Equity Fund          199,871   $1,213,218
--------------------------------------------------------

U.S. LARGE CAP (55.1%)
RiverSource Disciplined Equity
 Fund                               922,303    4,261,042
--------------------------------------------------------

U.S. SMALL-MID CAP (2.8%)
RiverSource Disciplined Small and
 Mid Cap Equity Fund                 37,875      220,809
--------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $8,769,811)                            $5,695,069
--------------------------------------------------------



FIXED INCOME FUNDS (20.4%)
                                     SHARES     VALUE(a)
GLOBAL BOND (3.9%)
RiverSource Global Bond Fund         49,678     $305,021
--------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund      3,566        7,347
--------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.6%)
RiverSource Inflation Protected
 Securities Fund                     57,252      516,412
--------------------------------------------------------

INTERNATIONAL (4.4%)
RiverSource Emerging Markets Bond
 Fund                                47,910      338,244
--------------------------------------------------------

INVESTMENT GRADE (5.4%)
RiverSource Diversified Bond Fund    96,321      417,072
--------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,863,197)                            $1,584,096
--------------------------------------------------------


ALTERNATIVE INVESTMENTS (3.2%)
                                     SHARES     VALUE(a)
RiverSource Absolute Return
 Currency and Income Fund            25,154     $251,037
--------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $246,141)                                $251,037
--------------------------------------------------------


CASH EQUIVALENTS (3.2%)
                                     SHARES     VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund    247,275     $247,275
--------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $247,275)                                $247,275
--------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $11,126,424)(b)                        $7,777,477
========================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $11,126,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $5,000
Unrealized depreciation                                                     (3,354,000)
--------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(3,349,000)
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  61

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2045 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                     FAIR VALUE AT OCT. 31, 2008
                                                       -------------------------------------------------------
                                                            LEVEL 1        LEVEL 2
                                                         QUOTED PRICES      OTHER        LEVEL 3
                                                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                           $7,777,477         $--           $--      $7,777,477




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
62  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                            RIVERSOURCE      RIVERSOURCE       RIVERSOURCE
                                                             RETIREMENT       RETIREMENT       RETIREMENT
                                                             PLUS 2010        PLUS 2015         PLUS 2020
OCT. 31, 2008 (UNAUDITED)                                       FUND             FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $15,598,634, $28,720,836 and
  $33,542,430, respectively)                                $11,867,284      $20,661,274      $ 23,092,298
Capital shares receivable                                        11,277            2,518             8,818
Dividends receivable                                              2,125            2,979             2,631
Receivable for investments sold                                  13,983            3,028             1,466
----------------------------------------------------------------------------------------------------------
Total assets                                                 11,894,669       20,669,799        23,105,213
----------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                           25,260            5,546            14,333
Accrued distribution fees                                            23               35                22
Accrued transfer agency fees                                         22               38                42
Accrued administrative services fees                                  6               11                12
Accrued plan administrative services fees                            34               63                81
Other accrued expenses                                           32,497           22,479            32,551
----------------------------------------------------------------------------------------------------------
Total liabilities                                                57,842           28,172            47,041
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                 $11,836,827      $20,641,627      $ 23,058,172
----------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value             $    16,300      $    28,794      $     33,700
Additional paid-in capital                                   16,461,613       29,651,140        34,467,769
Undistributed net investment income                              26,127          140,424           113,882
Accumulated net realized gain (loss)                           (935,863)      (1,119,169)       (1,107,047)
Unrealized appreciation (depreciation) on affiliated
  investments                                                (3,731,350)      (8,059,562)      (10,450,132)
----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                        $11,836,827      $20,641,627      $ 23,058,172
----------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                   Class A               $3,378,134      $ 5,194,677       $ 3,198,304
                                            Class R2              $    3,398      $     3,327       $     3,171
                                            Class R3              $    3,399      $     3,335       $     3,179
                                            Class R4              $    3,400      $     3,342       $     3,185
                                            Class R5              $    3,399      $     3,340       $     3,184
                                            Class Y               $8,445,097      $15,433,606       $19,847,149
Outstanding shares of beneficial interest:  Class A shares           465,543          726,400           469,297
                                            Class R2 shares              468              465               464
                                            Class R3 shares              468              465               464
                                            Class R4 shares              468              465               464
                                            Class R5 shares              468              465               464
                                            Class Y shares         1,162,604        2,151,138         2,898,870
Net asset value per share:                  Class A(1)            $     7.26      $      7.15       $      6.82
                                            Class R2              $     7.26      $      7.15       $      6.83
                                            Class R3              $     7.26      $      7.17       $      6.85
                                            Class R4              $     7.26      $      7.19       $      6.86
                                            Class R5              $     7.26      $      7.18       $      6.86
                                            Class Y               $     7.26      $      7.17       $      6.85
---------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund and RiverSource Retirement Plus 2020 Fund is $7.70, $7.59 and $7.24, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  63

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------


                                                                         RIVERSOURCE       RIVERSOURCE      RIVERSOURCE
                                                                         RETIREMENT        RETIREMENT        RETIREMENT
                                                                          PLUS 2025         PLUS 2030        PLUS 2035
OCT. 31, 2008 (UNAUDITED)                                                   FUND              FUND              FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $35,190,168, $32,855,692 and $21,807,928,
  respectively)                                                         $ 23,786,367      $ 22,186,521      $14,877,370
Capital shares receivable                                                      2,456             1,519           33,338
Dividends receivable                                                           2,353             2,214            1,471
Receivable for investments sold                                               16,471             7,950               --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                              23,807,647        22,198,204       14,912,179
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                        18,550             9,288           21,877
Payable for investments purchased                                                 --                --           11,351
Accrued distribution fees                                                         15                16                8
Accrued transfer agency fees                                                      44                40               27
Accrued administrative services fees                                              13                12                8
Accrued plan administrative services fees                                         88                81               55
Other accrued expenses                                                        34,814            37,151           35,366
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             53,524            46,588           68,692
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                             $ 23,754,123      $ 22,151,616      $14,843,487
-----------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                         $     35,152      $     32,617      $    22,094
Additional paid-in capital                                                36,170,426        33,835,418       22,455,450
Undistributed net investment income                                           90,377            84,168           56,114
Accumulated net realized gain (loss)                                      (1,138,031)       (1,131,416)        (759,613)
Unrealized appreciation (depreciation) on affiliated investments         (11,403,801)      (10,669,171)      (6,930,558)
-----------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares       $ 23,754,123      $ 22,151,616      $14,843,487
-----------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                   Class A               $ 2,181,254       $ 2,299,613      $ 1,231,862
                                            Class R2              $     3,140       $     3,144      $     3,132
                                            Class R3              $     3,148       $     3,154      $     3,137
                                            Class R4              $     3,150       $     3,158      $     3,144
                                            Class R5              $     3,150       $     3,155      $     3,142
                                            Class Y               $21,560,281       $19,839,392      $13,599,070
Outstanding shares of beneficial interest:  Class A shares            324,164           339,948          184,040
                                            Class R2 shares               466               464              467
                                            Class R3 shares               466               464              467
                                            Class R4 shares               465               464              467
                                            Class R5 shares               465               464              467
                                            Class Y shares          3,189,188         2,919,901        2,023,464
Net asset value per share:                  Class A(1)            $      6.73       $      6.76      $      6.69
                                            Class R2              $      6.74       $      6.78      $      6.71
                                            Class R3              $      6.76       $      6.80      $      6.72
                                            Class R4              $      6.77       $      6.81      $      6.73
                                            Class R5              $      6.77       $      6.80      $      6.73
                                            Class Y               $      6.76       $      6.79      $      6.72
----------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund and RiverSource Retirement Plus 2035 Fund is $7.14, $7.17 and $7.10, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
64  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                        RIVERSOURCE      RIVERSOURCE
                                                                         RETIREMENT       RETIREMENT
                                                                         PLUS 2040        PLUS 2045
OCT. 31, 2008 (UNAUDITED)                                                   FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $13,444,141 and $11,126,424, respectively)           $ 9,236,731      $ 7,777,477
Capital shares receivable                                                    26,551           24,802
Dividends receivable                                                            947              764
----------------------------------------------------------------------------------------------------
Total assets                                                              9,264,229        7,803,043
----------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                        9,681            2,573
Payable for investments purchased                                            16,257           21,254
Accrued distribution fees                                                         8                7
Accrued transfer agency fees                                                     24               22
Accrued administrative services fees                                              5                4
Accrued plan administrative services fees                                        33               27
Other accrued expenses                                                       27,863           31,271
----------------------------------------------------------------------------------------------------
Total liabilities                                                            53,871           55,158
----------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                             $ 9,210,358      $ 7,747,885
----------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                         $    13,821      $    11,495
Additional paid-in capital                                               14,130,223       11,541,155
Undistributed net investment income                                          35,582           27,894
Accumulated net realized gain (loss)                                       (761,858)        (483,712)
Unrealized appreciation (depreciation) on affiliated investments         (4,207,410)      (3,348,947)
----------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares       $ 9,210,358      $ 7,747,885
----------------------------------------------------------------------------------------------------



Net assets applicable to
  outstanding shares:      Class A               $1,171,397       $1,023,647
                           Class R2              $    3,087       $    3,133
                           Class R3              $    3,096       $    3,140
                           Class R4              $    3,101       $    3,147
                           Class R5              $    3,100       $    3,145
                           Class Y               $8,026,577       $6,711,673
Outstanding shares of
  beneficial interest:     Class A shares           176,488          152,378
                           Class R2 shares              464              466
                           Class R3 shares              464              466
                           Class R4 shares              464              466
                           Class R5 shares              464              466
                           Class Y shares         1,203,786          995,281
Net asset value per
  share:                   Class A(1)            $     6.64       $     6.72
                           Class R2              $     6.65       $     6.72
                           Class R3              $     6.67       $     6.74
                           Class R4              $     6.68       $     6.75
                           Class R5              $     6.68       $     6.75
                           Class Y               $     6.67       $     6.74
----------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund is $7.05 and $7.13, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  65

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                         RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                          RETIREMENT       RETIREMENT       RETIREMENT
                                                          PLUS 2010        PLUS 2015        PLUS 2020
SIX MONTHS ENDED OCT. 31, 2008 (UNAUDITED)                   FUND             FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                  $   126,030      $   169,131      $   143,584
------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                      4,930            7,559            4,233
  Class R2                                                        10               10               10
  Class R3                                                         5                5                5
Transfer agency fees
  Class A                                                      1,797            2,867            2,628
  Class R2                                                         1                1                1
  Class R3                                                         1                1                1
  Class R4                                                         1                1                1
  Class R5                                                         1                1                1
  Class Y                                                      2,724            5,104            6,437
Administrative services fees                                   1,486            2,648            2,915
Plan administrative services fees
  Class R2                                                         5                5                5
  Class R3                                                         5                5                5
  Class R4                                                         5                5                5
  Class Y                                                      8,173           15,311           19,309
Custodian fees                                                   619              884              615
Printing and postage                                           7,600            5,104            6,239
Registration fees                                             15,315            3,275           11,195
Professional fees                                             10,085            9,960            9,960
Other                                                          1,236            1,120            1,520
------------------------------------------------------------------------------------------------------
Total expenses                                                53,999           53,866           65,085
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                               (37,542)         (25,158)         (35,383)
  Earnings credits on cash balances                               --               (1)              --
------------------------------------------------------------------------------------------------------
Total net expenses                                            16,457           28,707           29,702
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              109,573          140,424          113,882
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying
  affiliated funds                                          (663,579)        (949,752)        (915,884)
Net change in unrealized appreciation
  (depreciation) on affiliated investments                (3,092,216)      (6,771,050)      (8,616,665)
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (3,755,795)      (7,720,802)      (9,532,549)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        $(3,646,222)     $(7,580,378)     $(9,418,667)
------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
66  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                        RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                                        RETIREMENT        RETIREMENT       RETIREMENT
                                                                         PLUS 2025        PLUS 2030        PLUS 2035
SIX MONTHS ENDED OCT. 31, 2008 (UNAUDITED)                                 FUND              FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds                $    120,884      $   113,008      $    74,644
---------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                                     3,173            3,570            1,786
  Class R2                                                                       10               10               10
  Class R3                                                                        5                5                5
Transfer agency fees
  Class A                                                                     2,587            2,397            1,600
  Class R2                                                                        1                1                1
  Class R3                                                                        1                1                1
  Class R4                                                                        1                1                1
  Class R5                                                                        1                1                1
  Class Y                                                                     7,122            6,484            4,413
Administrative services fees                                                  3,104            2,881            1,910
Plan administrative services fees
  Class R2                                                                        5                5                5
  Class R3                                                                        5                5                5
  Class R4                                                                        5                5                5
  Class Y                                                                    21,367           19,451           13,240
Custodian fees                                                                  626              659              657
Printing and postage                                                          5,104            6,294            2,356
Registration fees                                                            19,357           16,965           19,684
Professional fees                                                             9,865            9,960            9,960
Other                                                                         1,633            1,312            1,663
---------------------------------------------------------------------------------------------------------------------
Total expenses                                                               73,972           70,007           57,303
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                              (43,465)         (41,168)         (38,773)
---------------------------------------------------------------------------------------------------------------------
Total net expenses                                                           30,507           28,839           18,530
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                              90,377           84,169           56,114
---------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated funds           (965,301)        (906,536)        (569,821)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                                 (9,476,156)      (8,887,191)      (5,916,074)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (10,441,457)      (9,793,727)      (6,485,895)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $(10,351,080)     $(9,709,558)     $(6,429,781)
---------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  67

STATEMENTS OF OPERATIONS (continued) -------------------------------------------


                                                                       RIVERSOURCE      RIVERSOURCE
                                                                        RETIREMENT       RETIREMENT
                                                                        PLUS 2040        PLUS 2045
SIX MONTHS ENDED OCT. 31, 2008 (UNAUDITED)                                 FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds                $    47,584      $    37,618
---------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                                    1,750            1,524
  Class R2                                                                      10               10
  Class R3                                                                       5                5
Transfer agency fees
  Class A                                                                    2,237            2,239
  Class R2                                                                       1                1
  Class R3                                                                       1                1
  Class R4                                                                       1                1
  Class R5                                                                       1                1
  Class Y                                                                    2,624            2,074
Administrative services fees                                                 1,191              953
Plan administrative services fees
  Class R2                                                                       5                5
  Class R3                                                                       5                5
  Class R4                                                                       5                5
  Class Y                                                                    7,872            6,221
Custodian fees                                                                 652              626
Printing and postage                                                         4,608            5,940
Registration fees                                                           12,470           15,785
Professional fees                                                            9,960           10,150
Other                                                                        1,291            1,690
---------------------------------------------------------------------------------------------------
Total expenses                                                              44,689           47,236
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                             (32,687)         (37,512)
---------------------------------------------------------------------------------------------------
Total net expenses                                                          12,002            9,724
---------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                             35,582           27,894
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated funds          (537,373)        (337,512)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                                (3,484,677)      (2,928,636)
---------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (4,022,050)      (3,266,148)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $(3,986,468)     $(3,238,254)
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
68  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                     RIVERSOURCE                               RIVERSOURCE
                                              RETIREMENT PLUS 2010 FUND                 RETIREMENT PLUS 2015 FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          OCT. 31, 2008       APRIL 30, 2008        OCT. 31, 2008       APRIL 30, 2008
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $   109,573         $    399,000          $   140,424          $   491,530
Net realized gain (loss) on
  investments                                 (663,579)             270,160             (949,752)             888,330
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               (3,092,216)          (1,407,677)          (6,771,050)          (2,374,248)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (3,646,222)            (738,517)          (7,580,378)            (994,388)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                    (21,012)             (68,096)                  --             (102,139)
    Class R2                                       (19)                (140)                  --                 (115)
    Class R3                                       (24)                (152)                  --                 (127)
    Class R4                                       (29)                (164)                  --                 (140)
    Class R5                                       (27)                (164)                  --                 (143)
    Class Y                                    (62,335)            (500,117)                  --             (648,363)
  Net realized gain
    Class A                                         --             (124,866)                  --             (188,205)
    Class R2                                        --                 (263)                  --                 (248)
    Class R3                                        --                 (263)                  --                 (248)
    Class R4                                        --                 (263)                  --                 (248)
    Class R5                                        --                 (263)                  --                 (248)
    Class Y                                         --             (835,790)                  --           (1,170,241)
  Tax return of capital
    Class A                                         --              (40,374)                  --              (31,914)
    Class R2                                        --                  (85)                  --                  (42)
    Class R3                                        --                  (85)                  --                  (42)
    Class R4                                        --                  (85)                  --                  (42)
    Class R5                                        --                  (85)                  --                  (42)
    Class Y                                         --             (270,243)                  --             (198,443)
----------------------------------------------------------------------------------------------------------------------
Total distributions                            (83,446)          (1,841,498)                  --           (2,340,990)
----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                             1,090,424            4,302,881            1,712,042            5,239,617
  Class Y shares                               899,798            6,236,708              901,113            4,271,040
Reinvestment of distributions at net
  asset value
  Class A shares                                18,501              232,746                   --              320,709
  Class Y shares                                62,077            1,585,670                   --            1,999,571
Payments for redemptions
  Class A shares                              (512,746)            (983,446)          (1,001,323)            (452,613)
  Class Y shares                            (2,301,212)         (10,103,635)          (3,079,866)          (4,266,890)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                          (743,158)           1,270,924           (1,468,034)           7,111,434
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                    (4,472,826)          (1,309,091)          (9,048,412)           3,776,056
Net assets at beginning of period           16,309,653           17,618,744           29,690,039           25,913,983
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $11,836,827         $ 16,309,653          $20,641,627          $29,690,039
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $    26,127         $         --          $   140,424          $        --
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  69

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                     RIVERSOURCE                               RIVERSOURCE
                                              RETIREMENT PLUS 2020 FUND                 RETIREMENT PLUS 2025 FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          OCT. 31, 2008       APRIL 30, 2008        OCT. 31, 2008       APRIL 30, 2008
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $   113,882         $    523,060         $     90,377          $   401,930
Net realized gain (loss) on
  investments                                 (915,884)           1,338,972             (965,301)           1,560,300
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               (8,616,665)          (3,867,127)          (9,476,156)          (3,676,519)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (9,418,667)          (2,005,095)         (10,351,080)          (1,714,289)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                         --              (77,279)                  --              (49,968)
    Class R2                                        --                 (100)                  --                  (95)
    Class R3                                        --                 (113)                  --                 (108)
    Class R4                                        --                 (126)                  --                 (120)
    Class R5                                        --                 (129)                  --                 (124)
    Class Y                                         --             (881,165)                  --             (782,408)
  Net realized gain
    Class A                                         --             (156,895)                  --             (120,134)
    Class R2                                        --                 (240)                  --                 (267)
    Class R3                                        --                 (240)                  --                 (267)
    Class R4                                        --                 (240)                  --                 (267)
    Class R5                                        --                 (240)                  --                 (267)
    Class Y                                         --           (1,711,624)                  --           (1,759,997)
  Tax return of capital
    Class A                                         --              (64,591)                  --              (21,714)
    Class R2                                        --                  (99)                  --                  (48)
    Class R3                                        --                  (99)                  --                  (48)
    Class R4                                        --                  (99)                  --                  (48)
    Class R5                                        --                  (99)                  --                  (48)
    Class Y                                         --             (704,638)                  --             (318,109)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                 --           (3,598,016)                  --           (3,054,037)
----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                             1,260,681            2,150,190              534,465            1,579,204
  Class Y shares                             2,279,988            6,383,313            1,472,675            3,711,040
Reinvestment of distributions at net
  asset value
  Class A shares                                    --              295,049                   --              191,423
  Class Y shares                                    --            3,278,489                   --            2,842,826
Payments for redemptions
  Class A shares                              (180,615)            (482,783)            (141,244)            (429,718)
  Class Y shares                            (2,747,634)         (12,812,150)          (2,890,796)          (6,155,533)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           612,420           (1,187,892)          (1,024,900)           1,739,242
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                    (8,806,247)          (6,791,003)         (11,375,980)          (3,029,084)
Net assets at beginning of period           31,864,419           38,655,422           35,130,103           38,159,187
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $23,058,172         $ 31,864,419         $ 23,754,123          $35,130,103
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $   113,882         $         --         $     90,377          $        --
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
70  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                     RIVERSOURCE                               RIVERSOURCE
                                              RETIREMENT PLUS 2030 FUND                 RETIREMENT PLUS 2035 FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          OCT. 31, 2008       APRIL 30, 2008        OCT. 31, 2008       APRIL 30, 2008
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $    84,169         $    412,531          $    56,114          $   235,628
Net realized gain (loss) on
  investments                                 (906,536)           1,267,549             (569,821)             890,512
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               (8,887,191)          (3,667,204)          (5,916,074)          (2,131,442)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (9,709,558)          (1,987,124)          (6,429,781)          (1,005,302)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                         --              (58,271)                  --              (28,487)
    Class R2                                        --                  (95)                  --                  (96)
    Class R3                                        --                 (104)                  --                 (108)
    Class R4                                        --                 (121)                  --                 (121)
    Class R5                                        --                 (124)                  --                 (124)
    Class Y                                         --             (798,541)                  --             (458,597)
  Net realized gain
    Class A                                         --             (119,838)                  --              (76,342)
    Class R2                                        --                 (235)                  --                 (300)
    Class R3                                        --                 (235)                  --                 (300)
    Class R4                                        --                 (235)                  --                 (300)
    Class R5                                        --                 (235)                  --                 (300)
    Class Y                                         --           (1,582,887)                  --           (1,159,348)
  Tax return of capital
    Class A                                         --              (35,594)                  --               (6,332)
    Class R2                                        --                  (70)                  --                  (25)
    Class R3                                        --                  (70)                  --                  (25)
    Class R4                                        --                  (70)                  --                  (25)
    Class R5                                        --                  (70)                  --                  (25)
    Class Y                                         --             (470,152)                  --              (96,159)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                 --           (3,066,947)                  --           (1,827,014)
----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                               323,954            2,214,857              315,812            1,045,799
  Class Y shares                             1,724,144            6,974,008            1,590,078            4,660,796
Reinvestment of distributions at net
  asset value
  Class A shares                                    --              212,125                   --              110,836
  Class Y shares                                    --            2,834,261                   --            1,696,050
Payments for redemptions
  Class A shares                               (91,781)            (281,786)            (118,304)            (309,782)
  Class Y shares                            (2,207,159)         (10,846,202)          (1,907,121)          (4,279,663)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                          (250,842)           1,107,263             (119,535)           2,924,036
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                    (9,960,400)          (3,946,808)          (6,549,316)              91,720
Net assets at beginning of period           32,112,016           36,058,824           21,392,803           21,301,083
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $22,151,616         $ 32,112,016          $14,843,487          $21,392,803
----------------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income              $    84,168         $         (1)         $    56,114          $        --
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  71

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                                                                RIVERSOURCE
                                                                                RIVERSOURCE                   RETIREMENT PLUS
                                                                         RETIREMENT PLUS 2040 FUND               2045 FUND
                                                                   SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED
                                                                     OCT. 31, 2008       APRIL 30, 2008        OCT. 31, 2008
                                                                      (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $    35,582         $    292,218          $    27,894
Net realized gain (loss) on investments                                  (537,373)             680,743             (337,512)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                               (3,484,677)          (2,860,182)          (2,928,636)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (3,986,468)          (1,887,221)          (3,238,254)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                    --              (22,210)                  --
    Class R2                                                                   --                  (96)                  --
    Class R3                                                                   --                 (109)                  --
    Class R4                                                                   --                 (122)                  --
    Class R5                                                                   --                 (125)                  --
    Class Y                                                                    --             (595,051)                  --
  Net realized gain
    Class A                                                                    --              (48,873)                  --
    Class R2                                                                   --                 (254)                  --
    Class R3                                                                   --                 (254)                  --
    Class R4                                                                   --                 (254)                  --
    Class R5                                                                   --                 (254)                  --
    Class Y                                                                    --           (1,264,851)                  --
  Tax return of capital
    Class A                                                                    --              (25,334)                  --
    Class R2                                                                   --                 (132)                  --
    Class R3                                                                   --                 (132)                  --
    Class R4                                                                   --                 (132)                  --
    Class R5                                                                   --                 (132)                  --
    Class Y                                                                    --             (655,673)                  --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            --           (2,613,988)                  --
-----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          303,387            1,136,583              220,100
  Class Y shares                                                        1,503,606            6,155,295            2,029,706
Reinvestment of distributions at net asset value
  Class A shares                                                               --               95,882                   --
  Class Y shares                                                               --            2,494,906                   --
Payments for redemptions
  Class A shares                                                          (86,448)             (59,454)             (26,839)
  Class Y shares                                                       (1,832,976)         (18,605,109)          (1,534,640)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                (112,431)          (8,781,897)             688,327
-----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (4,098,899)         (13,283,106)          (2,549,927)
Net assets at beginning of period                                      13,309,257           26,592,363           10,297,812
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 9,210,358         $ 13,309,257          $ 7,747,885
-----------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                   $    35,582         $         --          $    27,894
-----------------------------------------------------------------------------------------------------------------------------
                                                                     RIVERSOURCE
                                                                     RETIREMENT
                                                                   PLUS 2045 FUND
                                                                     YEAR ENDED
                                                                   APRIL 30, 2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $    98,694
Net realized gain (loss) on investments                                  314,382
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                                (801,662)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (388,586)
---------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (21,170)
    Class R2                                                                 (95)
    Class R3                                                                (107)
    Class R4                                                                (120)
    Class R5                                                                (123)
    Class Y                                                             (180,855)
  Net realized gain
    Class A                                                              (56,818)
    Class R2                                                                (312)
    Class R3                                                                (312)
    Class R4                                                                (312)
    Class R5                                                                (312)
    Class Y                                                             (467,580)
  Tax return of capital
    Class A                                                               (4,145)
    Class R2                                                                 (15)
    Class R3                                                                 (15)
    Class R4                                                                 (15)
    Class R5                                                                 (15)
    Class Y                                                              (29,736)
---------------------------------------------------------------------------------
Total distributions                                                     (762,057)
---------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         950,854
  Class Y shares                                                       5,858,038
Reinvestment of distributions at net asset value
  Class A shares                                                          80,553
  Class Y shares                                                         659,957
Payments for redemptions
  Class A shares                                                        (102,114)
  Class Y shares                                                      (2,663,576)
---------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions              4,783,712
---------------------------------------------------------------------------------
Total increase (decrease) in net assets                                3,633,069
Net assets at beginning of period                                      6,664,743
---------------------------------------------------------------------------------
Net assets at end of period                                          $10,297,812
---------------------------------------------------------------------------------
Undistributed net investment income                                  $        --
---------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
72  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


RiverSource Retirement Plus 2010 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                                     2008(k)             2008        2007(b)
Net asset value, beginning of period                                 $9.51          $10.91           $9.64
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .06(c)          .22(c)          .20
Net gains (losses) (both realized and unrealized)                    (2.26)           (.55)           1.44
----------------------------------------------------------------------------------------------------------
Total from investment operations                                     (2.20)           (.33)           1.64
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.05)           (.33)           (.32)
Distributions from realized gains                                       --            (.56)           (.05)
Tax return of capital                                                   --            (.18)             --
----------------------------------------------------------------------------------------------------------
Total distributions                                                   (.05)          (1.07)           (.37)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $7.26           $9.51          $10.91
----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                 $3              $4              $1
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                          .83%(f)         .84%           1.37%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)            .34%(f)         .37%            .48%(f)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         1.38%(f)        2.20%           2.04%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%             92%             80%
----------------------------------------------------------------------------------------------------------
Total return(i)                                                    (23.26%)(j)      (3.29%)         17.27%(j)
----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  73

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                                     2008(j)             2008        2007(b)
Net asset value, beginning of period                                 $9.52          $10.90          $10.68
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .05(c)          .22(c)          .18
Net gains (losses) (both realized and unrealized)                    (2.27)           (.56)            .39
----------------------------------------------------------------------------------------------------------
Total from investment operations                                     (2.22)           (.34)            .57
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.04)           (.30)           (.30)
Distributions from realized gains                                       --            (.56)           (.05)
Tax return of capital                                                   --            (.18)             --
----------------------------------------------------------------------------------------------------------
Total distributions                                                   (.04)          (1.04)           (.35)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $7.26           $9.52          $10.90
----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                $--             $--             $--
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                         1.30%(f)        1.18%           1.64%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)            .53%(f)         .58%            .88%(f)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         1.18%(f)        2.09%           3.06%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%             92%             80%
----------------------------------------------------------------------------------------------------------
Total return                                                       (23.39%)(i)      (3.35%)          5.55%(i)
----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
74  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                                     2008(j)             2008        2007(b)
Net asset value, beginning of period                                 $9.52          $10.90          $10.68
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .06(c)          .24(c)          .19
Net gains (losses) (both realized and unrealized)                    (2.27)           (.55)            .39
----------------------------------------------------------------------------------------------------------
Total from investment operations                                     (2.21)           (.31)            .58
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.05)           (.33)           (.31)
Distributions from realized gains                                       --            (.56)           (.05)
Tax return of capital                                                   --            (.18)             --
----------------------------------------------------------------------------------------------------------
Total distributions                                                   (.05)          (1.07)           (.36)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $7.26           $9.52          $10.90
----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                $--             $--             $--
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                         1.05%(f)         .93%           1.36%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)            .28%(f)         .33%            .63%(f)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         1.43%(f)        2.34%           3.31%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%             92%             80%
----------------------------------------------------------------------------------------------------------
Total return                                                       (23.29%)(i)      (3.11%)          5.62%(i)
----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  75

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                                     2008(j)             2008        2007(b)
Net asset value, beginning of period                                 $9.52          $10.90          $10.68
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .07(c)          .27(c)          .21
Net gains (losses) (both realized and unrealized)                    (2.27)           (.56)            .38
----------------------------------------------------------------------------------------------------------
Total from investment operations                                     (2.20)           (.29)            .59
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.06)           (.35)           (.32)
Distributions from realized gains                                       --            (.56)           (.05)
Tax return of capital                                                   --            (.18)             --
----------------------------------------------------------------------------------------------------------
Total distributions                                                   (.06)          (1.09)           (.37)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $7.26           $9.52          $10.90
----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                $--             $--             $--
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                          .79%(f)         .68%           1.13%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)            .03%(f)         .08%            .38%(f)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         1.68%(f)        2.59%           3.56%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%             92%             80%
----------------------------------------------------------------------------------------------------------
Total return                                                       (23.19%)(i)      (2.86%)          5.70%(i)
----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
76  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                                     2008(j)             2008        2007(b)
Net asset value, beginning of period                                 $9.52          $10.90          $10.68
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .07(c)          .27(c)          .22
Net gains (losses) (both realized and unrealized)                    (2.27)           (.56)            .38
----------------------------------------------------------------------------------------------------------
Total from investment operations                                     (2.20)           (.29)            .60
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.06)           (.35)           (.33)
Distributions from realized gains                                       --            (.56)           (.05)
Tax return of capital                                                   --            (.18)             --
----------------------------------------------------------------------------------------------------------
Total distributions                                                   (.06)          (1.09)           (.38)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $7.26           $9.52          $10.90
----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                $--             $--             $--
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                          .54%(f)         .42%            .89%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)            .03%(f)         .08%            .13%(f)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         1.68%(f)        2.59%           3.81%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%             92%             80%
----------------------------------------------------------------------------------------------------------
Total return                                                       (23.22%)(i)      (2.87%)          5.77%(i)
----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  77

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                                     2008(j)             2008        2007(b)
Net asset value, beginning of period                                 $9.52          $10.91           $9.64
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .07(c)          .23(c)          .23
Net gains (losses) (both realized and unrealized)                    (2.28)           (.54)           1.43
----------------------------------------------------------------------------------------------------------
Total from investment operations                                     (2.21)           (.31)           1.66
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.05)           (.34)           (.34)
Distributions from realized gains                                       --            (.56)           (.05)
Tax return of capital                                                   --            (.18)             --
----------------------------------------------------------------------------------------------------------
Total distributions                                                   (.05)          (1.08)           (.39)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $7.26           $9.52          $10.91
----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                 $8             $12             $17
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                          .69%(f)         .58%           1.08%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)            .18%(f)         .22%            .21%(f)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         1.51%(f)        2.21%           2.45%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%             92%             80%
----------------------------------------------------------------------------------------------------------
Total return                                                       (23.28%)(i)      (3.11%)         17.49%(i)
----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
78  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2015 Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(k)          2008     2007(b)
Net asset value, beginning of period                 $9.71       $11.03        $9.60
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(c)       .18(c)       .21
Net gains (losses) (both realized and
 unrealized)                                         (2.60)        (.59)        1.57
------------------------------------------------------------------------------------
Total from investment operations                     (2.56)        (.41)        1.78
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.29)        (.30)
Distributions from realized gains                       --         (.53)        (.05)
Tax return of capital                                   --         (.09)          --
------------------------------------------------------------------------------------
Total distributions                                     --         (.91)        (.35)
------------------------------------------------------------------------------------
Net asset value, end of period                       $7.15        $9.71       $11.03
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $5           $6           $2
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .51%(f)      .63%        1.69%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .35%(f)      .38%         .45%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                          .95%(f)     1.76%        1.85%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                                18%          47%          48%
------------------------------------------------------------------------------------
Total return(i)                                    (26.36%)(j)   (3.93%)      18.79%(j)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended Oct. 31, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  79

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                 $9.72       $11.02       $10.75
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(c)       .18(c)       .21
Net gains (losses) (both realized and
 unrealized)                                         (2.60)        (.61)         .42
------------------------------------------------------------------------------------
Total from investment operations                     (2.57)        (.43)         .63
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.25)        (.31)
Distributions from realized gains                       --         (.53)        (.05)
Tax return of capital                                   --         (.09)          --
------------------------------------------------------------------------------------
Total distributions                                     --         (.87)        (.36)
------------------------------------------------------------------------------------
Net asset value, end of period                       $7.15        $9.72       $11.02
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .98%(f)     1.04%        1.34%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .53%(f)      .58%         .88%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                          .75%(f)     1.67%        2.57%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                                18%          47%          48%
------------------------------------------------------------------------------------
Total return                                       (26.44%)(i)   (4.14%)       6.05%(i)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended Oct. 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
80  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                 $9.73       $11.03       $10.75
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(c)       .20(c)       .22
Net gains (losses) (both realized and
 unrealized)                                         (2.60)        (.60)         .42
------------------------------------------------------------------------------------
Total from investment operations                     (2.56)        (.40)         .64
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.28)        (.31)
Distributions from realized gains                       --         (.53)        (.05)
Tax return of capital                                   --         (.09)          --
------------------------------------------------------------------------------------
Total distributions                                     --         (.90)        (.36)
------------------------------------------------------------------------------------
Net asset value, end of period                       $7.17        $9.73       $11.03
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .74%(f)      .80%        1.07%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .28%(f)      .33%         .63%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                         1.00%(f)     1.93%        2.81%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                                18%          47%          48%
------------------------------------------------------------------------------------
Total return                                       (26.31%)(i)   (3.89%)       6.15%(i)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended Oct. 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  81

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                 $9.74       $11.04       $10.75
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(c)       .23(c)       .23
Net gains (losses) (both realized and
 unrealized)                                         (2.61)        (.61)         .42
------------------------------------------------------------------------------------
Total from investment operations                     (2.55)        (.38)         .65
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.30)        (.31)
Distributions from realized gains                       --         (.53)        (.05)
Tax return of capital                                   --         (.09)          --
------------------------------------------------------------------------------------
Total distributions                                     --         (.92)        (.36)
------------------------------------------------------------------------------------
Net asset value, end of period                       $7.19        $9.74       $11.04
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .49%(f)      .54%         .83%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .03%(f)      .08%         .38%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                         1.25%(f)     2.19%        3.06%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                                18%          47%          48%
------------------------------------------------------------------------------------
Total return                                       (26.18%)(i)   (3.63%)       6.26%(i)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended Oct. 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
82  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                 $9.74       $11.05       $10.75
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(c)       .23(c)       .24
Net gains (losses) (both realized and
 unrealized)                                         (2.62)        (.61)         .42
------------------------------------------------------------------------------------
Total from investment operations                     (2.56)        (.38)         .66
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.31)        (.31)
Distributions from realized gains                       --         (.53)        (.05)
Tax return of capital                                   --         (.09)          --
------------------------------------------------------------------------------------
Total distributions                                     --         (.93)        (.36)
------------------------------------------------------------------------------------
Net asset value, end of period                       $7.18        $9.74       $11.05
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .24%(f)      .29%         .59%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .03%(f)      .08%         .13%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                         1.25%(f)     2.18%        3.31%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                                18%          47%          48%
------------------------------------------------------------------------------------
Total return                                       (26.28%)(i)   (3.66%)       6.36%(i)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended Oct. 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  83

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                 $9.73       $11.05        $9.60
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(c)       .19(c)       .23
Net gains (losses) (both realized and
 unrealized)                                         (2.61)        (.59)        1.58
------------------------------------------------------------------------------------
Total from investment operations                     (2.56)        (.40)        1.81
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.30)        (.31)
Distributions from realized gains                       --         (.53)        (.05)
Tax return of capital                                   --         (.09)          --
------------------------------------------------------------------------------------
Total distributions                                     --         (.92)        (.36)
------------------------------------------------------------------------------------
Net asset value, end of period                       $7.17        $9.73       $11.05
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $15          $23          $24
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .38%(f)      .45%        1.01%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .18%(f)      .22%         .21%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                         1.09%(f)     1.80%        2.01%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                                18%          47%          48%
------------------------------------------------------------------------------------
Total return                                       (26.31%)(i)   (3.86%)      19.08%(i)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended Oct. 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
84  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2020 Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                        2008(k)             2008        2007(b)
Net asset value, beginning of period                    $9.61          $11.07           $9.57
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .03(c)          .14(c)          .20
Net gains (losses) (both realized and
 unrealized)                                            (2.82)           (.61)           1.67
---------------------------------------------------------------------------------------------
Total from investment operations                        (2.79)           (.47)           1.87
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       --            (.26)           (.31)
Distributions from realized gains                          --            (.52)           (.06)
Tax return of capital                                      --            (.21)             --
---------------------------------------------------------------------------------------------
Total distributions                                        --            (.99)           (.37)
---------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.82           $9.61          $11.07
---------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $3              $3              $2
---------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                             .63%(f)         .57%           1.04%(f)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                         .39%(f)         .41%            .49%(f)
---------------------------------------------------------------------------------------------
Net investment income (loss)                             .62%(f)        1.33%           1.13%(f)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                   18%             50%             40%
---------------------------------------------------------------------------------------------
Total return(i)                                       (29.03%)(j)      (4.58%)         19.76%(j)
---------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  85

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.64        $11.07        $10.77
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02(c)        .13(c)        .19
Net gains (losses) (both realized and
 unrealized)                                          (2.83)         (.61)          .48
---------------------------------------------------------------------------------------
Total from investment operations                      (2.81)         (.48)          .67
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.22)         (.31)
Distributions from realized gains                        --          (.52)         (.06)
Tax return of capital                                    --          (.21)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.95)         (.37)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.83         $9.64        $11.07
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          1.01%(f)       .98%         1.23%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .53%(f)       .58%          .88%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .46%(f)      1.26%         2.33%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 18%           50%           40%
---------------------------------------------------------------------------------------
Total return                                        (29.15%)(i)    (4.65%)        6.47%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
86  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.65        $11.08        $10.77
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .16(c)        .20
Net gains (losses) (both realized and
 unrealized)                                          (2.83)         (.62)          .49
---------------------------------------------------------------------------------------
Total from investment operations                      (2.80)         (.46)          .69
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.24)         (.32)
Distributions from realized gains                        --          (.52)         (.06)
Tax return of capital                                    --          (.21)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.97)         (.38)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.85         $9.65        $11.08
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .76%(f)       .73%          .96%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .28%(f)       .33%          .63%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .71%(f)      1.51%         2.59%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 18%           50%           40%
---------------------------------------------------------------------------------------
Total return                                        (29.02%)(i)    (4.40%)        6.58%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  87

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.66        $11.09        $10.77
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .04(c)        .19(c)        .21
Net gains (losses) (both realized and
 unrealized)                                          (2.84)         (.62)          .49
---------------------------------------------------------------------------------------
Total from investment operations                      (2.80)         (.43)          .70
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.27)         (.32)
Distributions from realized gains                        --          (.52)         (.06)
Tax return of capital                                    --          (.21)           --
---------------------------------------------------------------------------------------
Total distributions                                      --         (1.00)         (.38)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.86         $9.66        $11.09
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .50%(f)       .48%          .72%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .03%(f)       .08%          .38%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .96%(f)      1.77%         2.84%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 18%           50%           40%
---------------------------------------------------------------------------------------
Total return                                        (28.99%)(i)    (4.14%)        6.68%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
88  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.66        $11.10        $10.77
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .04(c)        .19(c)        .22
Net gains (losses) (both realized and
 unrealized)                                          (2.84)         (.62)          .49
---------------------------------------------------------------------------------------
Total from investment operations                      (2.80)         (.43)          .71
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.28)         (.32)
Distributions from realized gains                        --          (.52)         (.06)
Tax return of capital                                    --          (.21)           --
---------------------------------------------------------------------------------------
Total distributions                                      --         (1.01)         (.38)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.86         $9.66        $11.10
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .25%(f)       .22%          .48%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .03%(f)       .08%          .13%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .96%(f)      1.77%         3.09%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 18%           50%           40%
---------------------------------------------------------------------------------------
Total return                                        (28.99%)(i)    (4.17%)        6.78%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  89

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.65        $11.09         $9.57
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .15(c)        .21
Net gains (losses) (both realized and
 unrealized)                                          (2.83)         (.59)         1.68
---------------------------------------------------------------------------------------
Total from investment operations                      (2.80)         (.44)         1.89
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.27)         (.31)
Distributions from realized gains                        --          (.52)         (.06)
Tax return of capital                                    --          (.21)           --
---------------------------------------------------------------------------------------
Total distributions                                      --         (1.00)         (.37)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.85         $9.65        $11.09
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $20           $29           $37
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .42%(f)       .38%          .75%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .18%(f)       .22%          .22%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .80%(f)      1.39%         1.62%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 18%           50%           40%
---------------------------------------------------------------------------------------
Total return                                        (29.02%)(i)    (4.28%)       20.03%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
90  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2025 Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(k)           2008      2007(b)
Net asset value, beginning of period                  $9.65        $11.08         $9.56
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02 (c)       .10(c)        .22
Net gains (losses) (both realized and
 unrealized)                                          (2.94)         (.62)         1.63
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.52)         1.85
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.23)         (.32)
Distributions from realized gains                        --          (.58)         (.01)
Tax return of capital                                    --          (.10)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.91)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.73         $9.65        $11.08
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $2            $3            $2
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .71% (f)      .61%         1.39%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .39% (f)      .42%          .48%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .40% (f)     1.00%         1.42%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 16%           41%           37%
---------------------------------------------------------------------------------------
Total return(i)                                      (30.26%)(j)   (4.93%)       19.53%(j)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  91

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.68        $11.09        $10.74
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .01(c)        .11(c)        .21
Net gains (losses) (both realized and
 unrealized)                                          (2.95)         (.64)          .47
---------------------------------------------------------------------------------------
Total from investment operations                      (2.94)         (.53)          .68
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.20)         (.32)
Distributions from realized gains                        --          (.58)         (.01)
Tax return of capital                                    --          (.10)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.88)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.74         $9.68        $11.09
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          1.06%(f)       .97%         1.27%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .53%(f)       .58%          .88%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .25%(f)      1.02%         2.22%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 16%           41%           37%
---------------------------------------------------------------------------------------
Total return                                        (30.37%)(i)    (5.03%)        6.52%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
92  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.68        $11.10        $10.74
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02(c)        .14(c)        .22
Net gains (losses) (both realized and
 unrealized)                                          (2.94)         (.65)          .47
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.51)          .69
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.23)         (.32)
Distributions from realized gains                        --          (.58)         (.01)
Tax return of capital                                    --          (.10)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.91)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.76         $9.68        $11.10
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .81%(f)       .73%         1.00%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .28%(f)       .33%          .63%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .50%(f)      1.28%         2.46%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 16%           41%           37%
---------------------------------------------------------------------------------------
Total return                                        (30.17%)(i)    (4.88%)        6.63%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  93

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.69        $11.11        $10.74
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .16(c)        .23
Net gains (losses) (both realized and
 unrealized)                                          (2.95)         (.64)          .47
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.48)          .70
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.26)         (.32)
Distributions from realized gains                        --          (.58)         (.01)
Tax return of capital                                    --          (.10)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.94)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.77         $9.69        $11.11
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .56%(f)       .48%          .76%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .03%(f)       .08%          .38%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .75%(f)      1.54%         2.71%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 16%           41%           37%
---------------------------------------------------------------------------------------
Total return                                        (30.13%)(i)    (4.63%)        6.73%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
94  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.69        $11.12        $10.74
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .16(c)        .24
Net gains (losses) (both realized and
 unrealized)                                          (2.95)         (.65)          .47
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.49)          .71
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.26)         (.32)
Distributions from realized gains                        --          (.58)         (.01)
Tax return of capital                                    --          (.10)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.94)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.77         $9.69        $11.12
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .31%(f)       .23%          .52%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .03%(f)       .08%          .13%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .75%(f)      1.54%         2.96%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 16%           41%           37%
---------------------------------------------------------------------------------------
Total return                                        (30.13%)(i)    (4.65%)        6.83%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  95

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.68        $11.11         $9.56
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .12(c)        .23
Net gains (losses) (both realized and
 unrealized)                                          (2.95)         (.62)         1.65
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.50)         1.88
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.25)         (.32)
Distributions from realized gains                        --          (.58)         (.01)
Tax return of capital                                    --          (.10)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.93)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.76         $9.68        $11.11
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $22           $32           $37
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .46%(f)       .40%          .89%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .18%(f)       .22%          .22%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .60%(f)      1.11%         1.50%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 16%           41%           37%
---------------------------------------------------------------------------------------
Total return                                        (30.17%)(i)    (4.77%)       19.87%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
96  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2030 Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(k)           2008      2007(b)
Net asset value, beginning of period                  $9.71        $11.13         $9.56
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02(c)        .13(c)        .20
Net gains (losses) (both realized and
 unrealized)                                          (2.97)         (.65)         1.71
---------------------------------------------------------------------------------------
Total from investment operations                      (2.95)         (.52)         1.91
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.24)         (.32)
Distributions from realized gains                        --          (.51)         (.02)
Tax return of capital                                    --          (.15)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.90)         (.34)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.76         $9.71        $11.13
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $2            $3            $1
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .68%(f)       .59%         1.37%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .39%(f)       .42%          .49%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .40%(f)      1.23%         1.47%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 17%           50%           32%
---------------------------------------------------------------------------------------
Total return(i)                                     (30.38%)(j)    (4.91%)       20.16%(j)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  97

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.73        $11.12        $10.78
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .01(c)        .11(c)        .19
Net gains (losses) (both realized and
 unrealized)                                          (2.96)         (.64)          .49
---------------------------------------------------------------------------------------
Total from investment operations                      (2.95)         (.53)          .68
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.20)         (.32)
Distributions from realized gains                        --          (.51)         (.02)
Tax return of capital                                    --          (.15)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.86)         (.34)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.78         $9.73        $11.12
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          1.10%(f)      1.00%         1.34%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .53%(f)       .58%          .88%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .25%(f)      1.02%         2.23%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 17%           50%           32%
---------------------------------------------------------------------------------------
Total return                                        (30.32%)(i)    (5.01%)        6.51%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
98  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.75        $11.13        $10.78
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02(c)        .11(c)        .20
Net gains (losses) (both realized and
 unrealized)                                          (2.97)         (.61)          .49
---------------------------------------------------------------------------------------
Total from investment operations                      (2.95)         (.50)          .69
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.22)         (.32)
Distributions from realized gains                        --          (.51)         (.02)
Tax return of capital                                    --          (.15)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.88)         (.34)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.80         $9.75        $11.13
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .84%(f)         .77%         1.07%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .28%(f)         .33%          .63%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .50%(f)        1.05%         2.48%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 17%           50%           32%
---------------------------------------------------------------------------------------
Total return                                        (30.26%)(i)    (4.74%)        6.61%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  99

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.75        $11.14        $10.78
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .16(c)        .21
Net gains (losses) (both realized and
 unrealized)                                          (2.97)         (.63)          .49
---------------------------------------------------------------------------------------
Total from investment operations                      (2.94)         (.47)          .70
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.26)         (.32)
Distributions from realized gains                        --          (.51)         (.02)
Tax return of capital                                    --          (.15)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.92)         (.34)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.81         $9.75        $11.14
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .59%(f)         .50%          .83%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .03%(f)         .08%          .38%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .75%(f)        1.53%         2.73%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 17%           50%           32%
---------------------------------------------------------------------------------------
Total return                                        (30.15%)(i)    (4.50%)        6.71%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
100  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.75        $11.15        $10.78
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .16(c)        .22
Net gains (losses) (both realized and
 unrealized)                                          (2.98)         (.64)          .49
---------------------------------------------------------------------------------------
Total from investment operations                      (2.95)         (.48)          .71
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.26)         (.32)
Distributions from realized gains                        --          (.51)         (.02)
Tax return of capital                                    --          (.15)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.92)         (.34)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.80         $9.75        $11.15
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .34%(f)         .24%          .59%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .03%(f)         .08%          .13%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .75%(f)        1.53%         2.98%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 17%           50%           32%
---------------------------------------------------------------------------------------
Total return                                        (30.26%)(i)    (4.53%)        6.81%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  101

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2006(b)
Net asset value, beginning of period                  $9.74        $11.15         $9.56
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .12(c)        .21
Net gains (losses) (both realized and
 unrealized)                                          (2.98)         (.62)         1.72
---------------------------------------------------------------------------------------
Total from investment operations                      (2.95)         (.50)         1.93
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.25)         (.32)
Distributions from realized gains                        --          (.51)         (.02)
Tax return of capital                                    --          (.15)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.91)         (.34)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.79         $9.74        $11.15
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $20           $29           $35
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .46%(f)         .39%          .86%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .18%(f)         .22%          .22%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .60%(f)        1.15%         1.52%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 17%           50%           32%
---------------------------------------------------------------------------------------
Total return                                        (30.29%)(i)    (4.73%)       20.41%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
102  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2035 Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(i)           2008      2007(b)
Net asset value, beginning of period                  $9.61        $11.06         $9.56
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02(c)        .11(c)        .19
Net gains (losses) (both realized and
 unrealized)                                          (2.94)         (.62)         1.63
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.51)         1.82
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.24)         (.31)
Distributions from realized gains                        --          (.65)         (.01)
Tax return of capital                                    --          (.05)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.94)         (.32)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.69         $9.61        $11.06
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $1            $2            $1
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             .86%(e)         .78%         2.95%(e)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         .39%(e)         .43%          .49%(e)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .41%(e)        1.07%         1.01%(e)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 19%           44%           38%
---------------------------------------------------------------------------------------
Total return(g)                                     (30.39%)(h)    (4.93%)       19.27%(h)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  103

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(h)           2008      2007(b)
Net asset value, beginning of period                  $9.63        $11.06        $10.71
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .01(c)        .11(c)        .19
Net gains (losses) (both realized and
 unrealized)                                          (2.93)         (.64)          .49
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.53)          .68
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.20)         (.32)
Distributions from realized gains                        --          (.65)         (.01)
Tax return of capital                                    --          (.05)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.90)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.71         $9.63        $11.06
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                            1.17%(e)        1.11%         1.62%(e)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         .53%(e)         .58%          .88%(e)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .25%(e)        1.03%         2.23%(e)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 19%           44%           38%
---------------------------------------------------------------------------------------
Total return                                        (30.32%)(g)    (5.05%)        6.56%(g)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.
(h) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
104  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(h)           2008      2007(b)
Net asset value, beginning of period                  $9.64        $11.07        $10.71
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02(c)        .14(c)        .20
Net gains (losses) (both realized and
 unrealized)                                          (2.94)         (.64)          .49
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.50)          .69
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.23)         (.32)
Distributions from realized gains                        --          (.65)         (.01)
Tax return of capital                                    --          (.05)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.93)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.72         $9.64        $11.07
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             .92%(e)         .87%         1.35%(e)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         .28%(e)         .33%          .63%(e)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .50%(e)        1.29%         2.48%(e)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 19%           44%           38%
---------------------------------------------------------------------------------------
Total return                                        (30.29%)(g)    (4.80%)        6.66%(g)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.
(h) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  105

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(h)           2008      2007(b)
Net asset value, beginning of period                  $9.65        $11.08        $10.71
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .16(c)        .21
Net gains (losses) (both realized and
 unrealized)                                          (2.95)         (.63)          .49
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.47)          .70
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.26)         (.32)
Distributions from realized gains                        --          (.65)         (.01)
Tax return of capital                                    --          (.05)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.96)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.73         $9.65        $11.08
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             .67%(e)         .61%         1.11%(e)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         .03%(e)         .08%          .38%(e)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .75%(e)        1.55%         2.73%(e)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 19%           44%           38%
---------------------------------------------------------------------------------------
Total return                                        (30.26%)(g)    (4.55%)        6.76%(g)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.
(h) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
106  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(h)           2008      2007(b)
Net asset value, beginning of period                  $9.64        $11.09        $10.71
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .16(c)        .22
Net gains (losses) (both realized and
 unrealized)                                          (2.94)         (.65)          .49
---------------------------------------------------------------------------------------
Total from investment operations                      (2.91)         (.49)          .71
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.26)         (.32)
Distributions from realized gains                        --          (.65)         (.01)
Tax return of capital                                    --          (.05)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.96)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.73         $9.64        $11.09
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             .41%(e)         .35%          .87%(e)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         .03%(e)         .08%          .13%(e)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .75%(e)        1.54%         2.97%(e)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 19%           44%           38%
---------------------------------------------------------------------------------------
Total return                                        (30.19%)(g)    (4.67%)        6.87%(g)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.
(h) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  107

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(h)           2008      2007(b)
Net asset value, beginning of period                  $9.64        $11.08         $9.56
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .12(c)        .21
Net gains (losses) (both realized and
 unrealized)                                          (2.95)         (.61)         1.64
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.49)         1.85
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.25)         (.32)
Distributions from realized gains                        --          (.65)         (.01)
Tax return of capital                                    --          (.05)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.95)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.72         $9.64        $11.08
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $14           $20           $20
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             .58%(e)         .52%         1.21%(e)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         .18%(e)         .22%          .22%(e)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .60%(e)        1.11%         1.55%(e)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 19%           44%           38%
---------------------------------------------------------------------------------------
Total return                                        (30.29%)(g)    (4.69%)       19.58%(g)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.
(h) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
108  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2040 Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(k)           2008      2007(b)
Net asset value, beginning of period                  $9.51        $11.11         $9.56
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02(c)        .10(c)        .15
Net gains (losses) (both realized and
 unrealized)                                          (2.89)         (.62)         1.74
---------------------------------------------------------------------------------------
Total from investment operations                      (2.87)         (.52)         1.89
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.25)         (.31)
Distributions from realized gains                        --          (.55)         (.03)
Tax return of capital                                    --          (.28)           --
---------------------------------------------------------------------------------------
Total distributions                                      --         (1.08)         (.34)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.64         $9.51        $11.11
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $1            $1           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          1.08%(f)       .93%         1.53%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .39%(f)       .43%          .49%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .42%(f)       .99%         1.10%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 22%           52%           33%
---------------------------------------------------------------------------------------
Total return(i)                                     (30.18%)(j)    (5.01%)       19.99%(j)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) For the six months ended Oct. 31, 2008. (Unaudited)

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  109

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.54        $11.10        $10.77
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .01(c)        .11(c)        .14
Net gains (losses) (both realized and
 unrealized)                                          (2.90)         (.63)          .54
---------------------------------------------------------------------------------------
Total from investment operations                      (2.89)         (.52)          .68
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.21)         (.32)
Distributions from realized gains                        --          (.55)         (.03)
Tax return of capital                                    --          (.28)           --
---------------------------------------------------------------------------------------
Total distributions                                      --         (1.04)         (.35)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.65         $9.54        $11.10
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.27%(f)        1.09%         1.24%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .53%(f)         .58%          .88%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .27%(f)        1.07%         2.24%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 22%           52%           33%
---------------------------------------------------------------------------------------
Total return                                        (30.29%)(i)    (5.01%)        6.48%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) For the six months ended Oct. 31, 2008. (Unaudited)

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
110  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.55        $11.11        $10.77
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02(c)        .14(c)        .15
Net gains (losses) (both realized and
 unrealized)                                          (2.90)         (.63)          .54
---------------------------------------------------------------------------------------
Total from investment operations                      (2.88)         (.49)          .69
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.24)         (.32)
Distributions from realized gains                        --          (.55)         (.03)
Tax return of capital                                    --          (.28)           --
---------------------------------------------------------------------------------------
Total distributions                                      --         (1.07)         (.35)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.67         $9.55        $11.11
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.03%(f)         .85%          .98%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .28%(f)         .33%          .63%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .52%(f)        1.33%         2.49%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 22%           52%           33%
---------------------------------------------------------------------------------------
Total return                                        (30.16%)(i)    (4.76%)        6.59%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) For the six months ended Oct. 31, 2008. (Unaudited)

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  111

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.56        $11.12        $10.77
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .17(c)        .16
Net gains (losses) (both realized and
 unrealized)                                          (2.91)         (.64)          .54
---------------------------------------------------------------------------------------
Total from investment operations                      (2.88)         (.47)          .70
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.26)         (.32)
Distributions from realized gains                        --          (.55)         (.03)
Tax return of capital                                    --          (.28)           --
---------------------------------------------------------------------------------------
Total distributions                                      --         (1.09)         (.35)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.68         $9.56        $11.12
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .78%(f)       .59%          .74%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .03%(f)       .08%          .38%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .77%(f)      1.59%         2.74%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 22%           52%           33%
---------------------------------------------------------------------------------------
Total return                                        (30.13%)(i)    (4.51%)        6.69%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) For the six months ended Oct. 31, 2008. (Unaudited)

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
112  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.55        $11.13        $10.77
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .17(c)        .17
Net gains (losses) (both realized and
 unrealized)                                          (2.90)         (.65)          .54
---------------------------------------------------------------------------------------
Total from investment operations                      (2.87)         (.48)          .71
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.27)         (.32)
Distributions from realized gains                        --          (.55)         (.03)
Tax return of capital                                    --          (.28)           --
---------------------------------------------------------------------------------------
Total distributions                                      --         (1.10)         (.35)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.68         $9.55        $11.13
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .53%(f)       .34%          .50%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .03%(f)       .08%          .13%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .76%(f)      1.58%         2.99%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 22%           52%           33%
---------------------------------------------------------------------------------------
Total return                                        (30.05%)(i)    (4.63%)        6.79%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) For the six months ended Oct. 31, 2008. (Unaudited)

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  113

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.55        $11.13         $9.56
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .13(c)        .16
Net gains (losses) (both realized and
 unrealized)                                          (2.91)         (.62)         1.75
---------------------------------------------------------------------------------------
Total from investment operations                      (2.88)         (.49)         1.91
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.26)         (.31)
Distributions from realized gains                        --          (.55)         (.03)
Tax return of capital                                    --          (.28)           --
---------------------------------------------------------------------------------------
Total distributions                                      --         (1.09)         (.34)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.67         $9.55        $11.13
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $8           $12           $26
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .71%(f)       .46%          .79%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .18%(f)       .22%          .22%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .62%(f)      1.20%         1.53%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 22%           52%           33%
---------------------------------------------------------------------------------------
Total return                                        (30.16%)(i)    (4.74%)       20.26%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) For the six months ended Oct. 31, 2008. (Unaudited)

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
114  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2045 Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(k)           2008      2007(b)
Net asset value, beginning of period                  $9.64        $11.10         $9.56
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02(c)        .12(c)        .17
Net gains (losses) (both realized and
 unrealized)                                          (2.94)         (.64)         1.69
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.52)         1.86
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.24)         (.31)
Distributions from realized gains                        --          (.67)         (.01)
Tax return of capital                                    --          (.03)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.94)         (.32)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.72         $9.64        $11.10
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $1            $1           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          1.36%(f)      1.37%         4.82%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .39%(f)       .43%          .49%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .41%(f)      1.20%         1.28%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 21%           50%           57%
---------------------------------------------------------------------------------------
Total return(i)                                     (30.29%)(j)    (4.93%)       19.63%(j)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  115

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.66        $11.08        $10.73
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .01(c)        .12(c)        .15
Net gains (losses) (both realized and
 unrealized)                                          (2.95)         (.64)          .52
---------------------------------------------------------------------------------------
Total from investment operations                      (2.94)         (.52)          .67
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.20)         (.31)
Distributions from realized gains                        --          (.67)         (.01)
Tax return of capital                                    --          (.03)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.90)         (.32)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.72         $9.66        $11.08
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          1.52%(f)      1.51%         2.74%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .53%(f)       .58%          .88%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .25%(f)      1.03%         2.19%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 21%           50%           57%
---------------------------------------------------------------------------------------
Total return                                        (30.43%)(i)    (4.93%)        6.48%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
116  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.66        $11.09        $10.73
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02(c)        .14(c)        .17
Net gains (losses) (both realized and
 unrealized)                                          (2.94)         (.64)          .52
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.50)          .69
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.23)         (.32)
Distributions from realized gains                        --          (.67)         (.01)
Tax return of capital                                    --          (.03)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.93)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.74         $9.66        $11.09
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          1.27%(f)      1.27%         2.47%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .28%(f)       .33%          .63%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .50%(f)      1.29%         2.44%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 21%           50%           57%
---------------------------------------------------------------------------------------
Total return                                        (30.23%)(i)    (4.78%)        6.58%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  117

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.67        $11.10        $10.73
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .17(c)        .18
Net gains (losses) (both realized and
 unrealized)                                          (2.95)         (.64)          .52
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.47)          .70
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.26)         (.32)
Distributions from realized gains                        --          (.67)         (.01)
Tax return of capital                                    --          (.03)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.96)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.75         $9.67        $11.10
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          1.01%(f)      1.01%         2.23%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .03%(f)       .08%          .38%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .75%(f)      1.55%         2.69%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 21%           50%           57%
---------------------------------------------------------------------------------------
Total return                                        (30.20%)(i)    (4.52%)        6.68%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
118  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.67        $11.11        $10.73
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .16(c)        .19
Net gains (losses) (both realized and
 unrealized)                                          (2.95)         (.63)          .52
---------------------------------------------------------------------------------------
Total from investment operations                      (2.92)         (.47)          .71
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.27)         (.32)
Distributions from realized gains                        --          (.67)         (.01)
Tax return of capital                                    --          (.03)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.97)         (.33)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.75         $9.67        $11.11
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--           $--           $--
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .76%(f)         .75%         1.99%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .03%(f)         .08%          .13%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                         .75%(f)        1.55%         2.94%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 21%           50%           57%
---------------------------------------------------------------------------------------
Total return                                        (30.20%)(i)    (4.55%)        6.78%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  119

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                      2008(j)           2008      2007(b)
Net asset value, beginning of period                  $9.67        $11.12         $9.56
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03(c)        .12(c)        .19
Net gains (losses) (both realized and
 unrealized)                                          (2.96)         (.61)         1.69
---------------------------------------------------------------------------------------
Total from investment operations                      (2.93)         (.49)         1.88
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     --          (.26)         (.31)
Distributions from realized gains                        --          (.67)         (.01)
Tax return of capital                                    --          (.03)           --
---------------------------------------------------------------------------------------
Total distributions                                      --          (.96)         (.32)
---------------------------------------------------------------------------------------
Net asset value, end of period                        $6.74         $9.67        $11.12
---------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $7            $9            $6
---------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           .94%(f)       .95%         3.01%(f)
---------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       .18%(f)       .21%          .23%(f)
---------------------------------------------------------------------------------------
Net investment income (loss)                           .61%(f)      1.18%         1.59%(f)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                 21%           50%           57%
---------------------------------------------------------------------------------------
Total return                                        (30.30%)(i)    (4.72%)       19.93%(i)
---------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
120  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF OCT. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Series Trust (formerly RiverSource Retirement Series Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. Each Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

RiverSource Retirement Plus 2010 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010.

RiverSource Retirement Plus 2015 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015.

RiverSource Retirement Plus 2020 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020.

RiverSource Retirement Plus 2025 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025.

RiverSource Retirement Plus 2030 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030.

RiverSource Retirement Plus 2035 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035.

RiverSource Retirement Plus 2040 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040.

RiverSource Retirement Plus 2045 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045.

Each Fund offers Class A, Class R2, Class R3, Class R4, Class R5 and Class Y shares.

-  Class A shares are sold with a front-end sales charge.

- Class R2, Class R3, Class R4, Class R5 and Class Y shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Oct. 31, 2008, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of

--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  121

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short-term capital gains earned in the underlying affiliated funds, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for periods beginning after Nov. 15, 2008. As of Oct. 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Retirement Plus 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.


--------------------------------------------------------------------------------
122  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee of $19.50 for Class A for this service. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4, Class R5 and Class Y shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, Class R2, Class R3, Class R4 and Class Y pay an annual fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is calculated at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares. The fee is calculated at a rate of 0.15% of each Fund's average daily net assets attributable to Class Y shares.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A and Class R3 shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

SALES CHARGES
Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Oct. 31, 2008 are as follows:

FUND                                                                           CLASS A
--------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                                          $ 4,150
RiverSource Retirement Plus 2015 Fund                                            8,933
RiverSource Retirement Plus 2020 Fund                                           12,674
RiverSource Retirement Plus 2025 Fund                                           11,899
RiverSource Retirement Plus 2030 Fund                                            9,619
RiverSource Retirement Plus 2035 Fund                                            8,169
RiverSource Retirement Plus 2040 Fund                                            8,221
RiverSource Retirement Plus 2045 Fund                                            9,286


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Oct. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds*), were as follows:

FUND                                             CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
---------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund              0.34%    0.53%     0.28%     0.03%     0.03%     0.18%
RiverSource Retirement Plus 2015 Fund              0.35     0.53      0.28      0.03      0.03      0.18
RiverSource Retirement Plus 2020 Fund              0.39     0.53      0.28      0.03      0.03      0.18
RiverSource Retirement Plus 2025 Fund              0.39     0.53      0.28      0.03      0.03      0.18
RiverSource Retirement Plus 2030 Fund              0.39     0.53      0.28      0.03      0.03      0.18
RiverSource Retirement Plus 2035 Fund              0.39     0.53      0.28      0.03      0.03      0.18
RiverSource Retirement Plus 2040 Fund              0.39     0.53      0.28      0.03      0.03      0.18
RiverSource Retirement Plus 2045 Fund              0.39     0.53      0.28      0.03      0.03      0.18




--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  123

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                             CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
---------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund             $   --     $1        $1        $1        $1      $1,089
RiverSource Retirement Plus 2015 Fund                 --      1         1         1         1       2,042
RiverSource Retirement Plus 2020 Fund                258      1         1         1         1       2,574
RiverSource Retirement Plus 2025 Fund                810      1         1         1         1       2,849
RiverSource Retirement Plus 2030 Fund                398      1         1         1         1       2,593
RiverSource Retirement Plus 2035 Fund                600      1         1         1         1       1,765
RiverSource Retirement Plus 2040 Fund              1,257      1         1         1         1       1,049
RiverSource Retirement Plus 2045 Fund              1,385      1         1         1         1         829


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

FUND                                                         CLASS R2  CLASS R3  CLASS R4  CLASS Y
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                           $5        $5        $5       $ 96
RiverSource Retirement Plus 2015 Fund                            5         5         5        106
RiverSource Retirement Plus 2020 Fund                            5         5         5         89
RiverSource Retirement Plus 2025 Fund                            5         5         5         99
RiverSource Retirement Plus 2030 Fund                            5         5         5         88
RiverSource Retirement Plus 2035 Fund                            5         5         5        160
RiverSource Retirement Plus 2040 Fund                            5         5         5        193
RiverSource Retirement Plus 2045 Fund                            5         5         5        137


The waived/reimbursed fees and expenses for the administration services fees and other Fund level expenses waived were as follows:

FUND                                                                            AMOUNT
--------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                                          $36,338
RiverSource Retirement Plus 2015 Fund                                           22,991
RiverSource Retirement Plus 2020 Fund                                           32,443
RiverSource Retirement Plus 2025 Fund                                           39,688
RiverSource Retirement Plus 2030 Fund                                           38,070
RiverSource Retirement Plus 2035 Fund                                           36,229
RiverSource Retirement Plus 2040 Fund                                           30,169
RiverSource Retirement Plus 2045 Fund                                           35,142


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2009, unless sooner terminated at the discretion of the Board, such that net direct expenses (excluding fees and expenses of underlying funds*), will not exceed the following percentage of each Fund's average daily net assets:

Class A........................................................................  0.39%
Class R2.......................................................................  0.78
Class R3.......................................................................  0.53
Class R4.......................................................................  0.28
Class R5.......................................................................  0.03
Class Y........................................................................  0.18


* In addition to the fees and expenses which the Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"). Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

EARNINGS CREDITS AND CUSTODIAN FEES
During the six months ended Oct. 31, 2008, each Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

FUND                                                                            AMOUNT
--------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund                                             $1


Each Fund pays the custodian, Ameriprise Trust Company, a subsidiary of Ameriprise Financial, a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


--------------------------------------------------------------------------------
124  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


3. SECURITIES TRANSACTIONS

For the six months ended Oct. 31, 2008, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                 PURCHASES     PROCEEDS
--------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                               $3,458,434    $4,171,830
RiverSource Retirement Plus 2015 Fund                                4,792,399     6,129,649
RiverSource Retirement Plus 2020 Fund                                6,080,533     5,347,206
RiverSource Retirement Plus 2025 Fund                                4,842,012     5,753,632
RiverSource Retirement Plus 2030 Fund                                4,743,609     4,909,764
RiverSource Retirement Plus 2035 Fund                                3,531,858     3,586,850
RiverSource Retirement Plus 2040 Fund                                2,630,703     2,705,866
RiverSource Retirement Plus 2045 Fund                                2,751,230     2,029,704


Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

RiverSource Retirement Plus 2010 Fund
                                                                SIX MONTHS ENDED OCT. 31, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            123,109       2,137        (61,054)         64,192
Class Y                                            110,219       7,147       (265,073)       (147,707)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            429,460      23,732       (104,184)        349,008
Class Y                                            609,357     160,803     (1,021,141)       (250,981)
----------------------------------------------------------------------------------------------------------




RiverSource Retirement Plus 2015 Fund
                                                                SIX MONTHS ENDED OCT. 31, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            196,142          --       (113,355)          82,787
Class Y                                            103,768          --       (358,918)        (255,150)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            514,341      32,039        (43,975)         502,405
Class Y                                            414,609     199,558       (410,832)         203,335
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  125

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


RiverSource Retirement Plus 2020 Fund
                                                                SIX MONTHS ENDED OCT. 31, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            146,782          --        (20,849)         125,933
Class Y                                            263,116          --       (323,170)         (60,054)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            198,449      29,713        (48,544)         179,618
Class Y                                            608,500     329,166     (1,298,284)        (360,618)
----------------------------------------------------------------------------------------------------------


RiverSource Retirement Plus 2025 Fund
                                                                SIX MONTHS ENDED OCT. 31, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             66,654          --        (17,596)          49,058
Class Y                                            177,429          --       (340,383)        (162,954)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            152,449      19,180        (43,313)         128,316
Class Y                                            360,208     283,998       (576,963)          67,243
----------------------------------------------------------------------------------------------------------


RiverSource Retirement Plus 2030 Fund
                                                                SIX MONTHS ENDED OCT. 31, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             37,264          --        (10,981)          26,283
Class Y                                            201,356          --       (263,049)         (61,693)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            209,232      21,128        (27,581)         202,779
Class Y                                            659,968     281,456     (1,080,409)        (138,985)
----------------------------------------------------------------------------------------------------------


RiverSource Retirement Plus 2035 Fund
                                                                SIX MONTHS ENDED OCT. 31, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             37,918          --        (12,666)          25,252
Class Y                                            189,462          --       (225,791)         (36,329)
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
126  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            100,344      11,150        (30,130)          81,364
Class Y                                            452,487     170,286       (405,744)         217,029
----------------------------------------------------------------------------------------------------------


RiverSource Retirement Plus 2040 Fund
                                                                SIX MONTHS ENDED OCT. 31, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             35,697          --        (10,526)          25,171
Class Y                                            179,641          --       (217,306)         (37,665)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            110,516       9,744         (5,708)         114,552
Class Y                                            588,433     252,777     (1,950,468)      (1,109,258)
----------------------------------------------------------------------------------------------------------


RiverSource Retirement Plus 2045 Fund
                                                                SIX MONTHS ENDED OCT. 31, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             25,306          --         (3,186)          22,120
Class Y                                            243,550          --       (181,745)          61,805
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             91,524       8,080         (9,858)          89,746
Class Y                                            565,492      66,062       (255,153)         376,401
----------------------------------------------------------------------------------------------------------


5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. Each Fund had no borrowings during the six months ended Oct. 31, 2008.

Under the prior credit facility which was effective until Oct. 15, 2008, each Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between each Fund and certain other RiverSource funds, severally and not

--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  127

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

6. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2007 and their fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At April 30, 2008, RiverSource Retirement Plus 2040 Fund had a post-October loss of $103,637 that is treated for income tax purposes as occurring on May 1, 2008.

It is unlikely the Board will authorize distributions of any net realized capital gains until the respective capital loss carry-overs have been offset or expire.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.


--------------------------------------------------------------------------------
128  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies. Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

8. SUBSEQUENT EVENT

Effective Dec. 15, 2008, each Fund will pay custodian fees to JPMorgan Chase Bank, N.A.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT  129

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
130  RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 SEMIANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE RETIREMENT PLUS(R) SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc., Member FINRA, and managed by
RiverSource Investments, LLC. These companies are part of
Ameriprise Financial, Inc.
(C) 2008 RiverSource Distributors, Inc.                         S-6514 D (12/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
120/20 CONTRARIAN EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
OCTOBER 31, 2008


RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

                                            (ADVANCED ALPHA(SM) STRATEGIES ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

Fund Expenses Example..............   12

Portfolio of Investments...........   14

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   21

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   23

Notes to Financial Statements......   28

Proxy Voting.......................   42





--------------------------------------------------------------------------------
2  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource 120/20 Contrarian Equity Fund (the Fund) Class A shares declined
  35.01% (excluding sales charge) for the six months ended Oct. 31, 2008.

> The Fund underperformed its benchmark, the Russell 3000(R) Index, which fell
  29.70% for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2008)
--------------------------------------------------------------------------------


                                                             Since
                                     6 months*   1 year  inception(a)
---------------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund Class A (excluding
  sales charge)                       -35.01%   -43.46%     -42.26%
---------------------------------------------------------------------
Russell 3000 Index(1) (unmanaged)     -29.70%   -36.60%    -36.60%
---------------------------------------------------------------------



*   Not annualized.

(a) Fund data is from Oct. 18, 2007. Russell 3000 Index is from Nov. 1, 2007.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
           RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
           X              MEDIUM   SIZE
           X              SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total  Net expenses(a)
----------------------------------------
Class A           2.01%       1.50%
----------------------------------------
Class B           2.76%       2.25%
----------------------------------------
Class C           2.76%       2.25%
----------------------------------------
Class I           1.60%       1.17%
----------------------------------------
Class R5          1.65%       1.22%
----------------------------------------


(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds, and certain other expenses as outlined in the Fund's SAI or as may be approved by the Fund's Board of Trustees), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.17% for Class I and 1.22% for Class R5.



The RiverSource 120/20 Contrarian Equity Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the securities price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decrease and the value of the securities sold short increase. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. See the Fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
4  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2008
                                                             SINCE
Without sales charge                  6 MONTHS*   1 YEAR  INCEPTION**
Class A (inception 10/18/07)           -35.01%   -43.46%    -42.26%
---------------------------------------------------------------------
Class B (inception 10/18/07)           -35.23%   -43.82%    -42.64%
---------------------------------------------------------------------
Class C (inception 10/18/07)           -35.20%   -43.81%    -42.63%
---------------------------------------------------------------------
Class I (inception 10/18/07)           -34.90%   -43.25%    -42.04%
---------------------------------------------------------------------
Class R5 (inception 10/18/07)          -34.86%   -43.25%    -42.05%
---------------------------------------------------------------------

With sales charge
Class A (inception 10/18/07)           -38.74%   -46.71%    -45.47%
---------------------------------------------------------------------
Class B (inception 10/18/07)           -38.47%   -46.63%    -44.85%
---------------------------------------------------------------------
Class C (inception 10/18/07)           -35.84%   -44.37%    -42.63%
---------------------------------------------------------------------



AT SEPT. 30, 2008
                                                           SINCE
Without sales charge                         6 MONTHS*  INCEPTION**
Class A (inception 10/18/07)                  -15.56%     -30.40%
-------------------------------------------------------------------
Class B (inception 10/18/07)                  -15.91%     -30.89%
-------------------------------------------------------------------
Class C (inception 10/18/07)                  -15.86%     -30.88%
-------------------------------------------------------------------
Class I (inception 10/18/07)                  -15.42%     -30.17%
-------------------------------------------------------------------
Class R5 (inception 10/18/07)                 -15.48%     -30.23%
-------------------------------------------------------------------

With sales charge
Class A (inception 10/18/07)                  -20.44%     -34.40%
-------------------------------------------------------------------
Class B (inception 10/18/07)                  -20.11%     -34.34%
-------------------------------------------------------------------
Class C (inception 10/18/07)                  -16.70%     -31.57%
-------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R5 shares. Class I and Class R5 are available to institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
           RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Dear Shareholders,

RiverSource 120/20 Contrarian Equity Fund (the Fund) Class A shares declined 35.01% (excluding sales charge) for the six months ended Oct. 31, 2008. The Fund underperformed its benchmark, the Russell 3000(R) Index (Russell Index), which fell 29.70% for the same time period.

The long side of the Fund's portfolio represents the highest-conviction ideas of the RiverSource Contrarian Equity Team. With this portfolio, we currently hold between 50 to 60 long positions, fewer than in most of the other portfolios we manage, which may hold over 100 names. We also

PORTFOLIO BREAKDOWN
(at Oct. 31, 2008; % of portfolio and total return equity swap contracts)
---------------------------------------------------------------------

                                          LONG    SHORT(1)     NET
Consumer Discretionary                     9.8%      0.0%      9.8%
-------------------------------------------------------------------
Consumer Staples                          11.2%      0.0%     11.2%
-------------------------------------------------------------------
Energy                                    13.8%      0.0%     13.8%
-------------------------------------------------------------------
Financials                                13.4%      0.0%     13.4%
-------------------------------------------------------------------
Health Care                                7.8%      0.0%      7.8%
-------------------------------------------------------------------
Industrials                               14.1%      0.0%     14.1%
-------------------------------------------------------------------
Information Technology                    15.3%      0.0%     15.3%
-------------------------------------------------------------------
Materials                                  5.4%      0.0%      5.4%
-------------------------------------------------------------------
Telecommunication Services                 1.1%      0.0%      1.1%
-------------------------------------------------------------------
Utilities                                  2.5%      0.0%      2.5%
-------------------------------------------------------------------
Other(2)                                   3.1%      0.0%      3.1%
-------------------------------------------------------------------
Total Return Equity Swaps(3)              15.7%    (13.2%)     2.5%
-------------------------------------------------------------------
                                         113.2%    (13.2%)   100.0%
-------------------------------------------------------------------


(1) At Oct. 31, 2008, the Fund had no short positions. However, the Fund had entered into various total return equity swap contracts in order to gain short exposure to equity markets. See Total Return Swap Contracts Outstanding at Oct. 31, 2008 following the Portfolio of Investments, and
    Note 1 to the financial statements.
(2) Cash & Cash Equivalents.
(3) Represents notional amounts for total equity swaps adjusted for unrealized appreciation (or depreciation). Notional amounts for total return equity swaps are not shown on the financial statements. See Total Return Swap Contracts Outstanding at Oct. 31, 2008 on pages 15-16.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
6  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


have the ability to seek more efficient risk management through short sales* of up to 20% of the Fund's capital. We are able to eliminate a number of our low-conviction ideas and manage the associated risk more efficiently through a long/short structure. It is well worth noting that all but one of the Fund's positions that are designed to give the portfolio short exposure were "grandfathered" when the SEC put temporary restrictions on short selling in mid-September. As such, the Fund was unaffected by short sale restrictions during the last months of the semiannual period.

* Short sales involve selling a borrowed security anticipating its value will decrease by the time it must be returned to the lender. While this strategy introduces short sales risk to the portfolio, it can also be used to manage other risks, such as market risk.

SIGNIFICANT PERFORMANCE FACTORS
A significant exposure to and individual stock selection within the producer durables area detracted from Fund performance most. Holdings

TOP TEN HOLDINGS (at Oct. 31, 2008; % of portfolio assets)
---------------------------------------------------------------------
Top ten holdings do not include notional exposure to holdings the Fund has through its use of total return swaps. A total return swap is an agreement with a counterparty based on a single asset or basket of assets in exchange for periodic cash flows, typically based on a floating rate such as LIBOR plus or minus a small spread. The Fund uses total return swaps to take effective long and short positions. For more information regarding the Fund's total return swaps, see "Portfolio of Investments" pages 15-16.

Lorillard                                   5.9%
------------------------------------------------
CVS Caremark                                3.9%
------------------------------------------------
Johnson & Johnson                           3.7%
------------------------------------------------
Chubb                                       3.7%
------------------------------------------------
Transocean                                  3.5%
------------------------------------------------
Southwestern Energy                         3.3%
------------------------------------------------
Oracle                                      3.1%
------------------------------------------------
Hewlett-Packard                             3.1%
------------------------------------------------
Caterpillar                                 2.9%
------------------------------------------------
ACE                                         2.8%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
           RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

within producer durables that hurt most were CATERPILLAR, a manufacturer of construction and mining equipment; PARKER HANNIFIN, a manufacturer of motion and control technologies and systems and EATON, a manufacturer of fluid power, electrical systems, powertrain solutions, specialty controls and intelligent truck drivetrain systems.

Industry selection within the energy sector also detracted. The Fund had a sizable allocation to oil services and drilling companies, which performed poorly during the semiannual period. The Fund also had a net short position in integrated oil companies, which declined for the six months ended Oct. 31, 2008.

The Fund was hurt by its position in FORD MOTOR CO., which suffered along with the rest of the U.S. automobile industry during the period.

Even in a broad market decline, some sectors, industries and stocks performed better than others. On the positive side, the Fund benefited from industry selection within financial services. Specifically, a sizable exposure to the insurance industry and short positions in regional banks, which lagged, boosted the Fund's relative results.

Elsewhere, a long position in the health care sector's GENENTECH helped the Fund's performance, as this pharmaceutical manufacturer actually generated positive returns from its initial purchase until we sold it at a profit in July. Long positions in tobacco company LORILLARD (consumer staples) and oil and natural gas producer SOUTHWESTERN ENERGY (energy) also added to performance.

Finally, the Fund's short exposure mitigated market risk successfully during the period. In particular, short exposure to small-cap stocks and regional banks helped most as both of these equity segments performed poorly. However, the reinvestment of the short proceeds into the Fund's long positions, particularly in the oil services industry and the producer durables area, detracted from performance for the period.

CHANGES TO THE FUND'S PORTFOLIO
We reduced the Fund's position in the producer durables sector, primarily through the elimination of GENERAL ELECTRIC from the portfolio. We also lowered the Fund's exposure to the automobile industry by trimming its position in FORD MOTOR CO. We reduced the Fund's allocation to the

--------------------------------------------------------------------------------
8  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

consumer discretionary sector through the sale of a group of retail stocks we originally purchased for the Fund in February 2008.

We deployed most of the sales proceeds into health care. We established a new position in ABBOTT LABORATORIES, a provider of a diversified line of drugs, nutritional and health care products. We added to the Fund's existing positions in generic pharmaceutical manufacturer MYLAN and health care giant JOHNSON & JOHNSON. We also increased the Fund's holding in tobacco company LORILLARD. During the period, we modestly increased the Fund's position in cash and cash equivalents.

OUR FUTURE STRATEGY
At the end of the semiannual period, we believed that those equity market sectors considered economically-sensitive were better priced compared with the alternatives. Thus, we began to increase the Fund's exposure to these areas despite the recent economic slowdown and our view that the economy may slow even further in the months ahead. More specifically, we tend to favor industrial sector and energy sector companies in the near term, rather than consumer-oriented segments of the market. While industrial-related sectors are not immune to the turmoil in the financial system and the economy as a whole, we believe they are less directly impacted than the consumer, who remains under pressure from declining housing values, high food prices, rising unemployment and more. We also like the industrial-related sectors because there has been some discussion at high levels of government and other influential policy groups to attempt to spur growth in infrastructure. This focus on


  The Fund's two-pronged investment goal is to provide a combination of income and growth potential.






--------------------------------------------------------------------------------
           RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

infrastructure could be similar to the various works projects implemented by the Franklin D. Roosevelt administration in an effort to bring the United States out of the Great Depression. If implemented, such infrastructure projects would likely materially benefit the industrial areas of the market.

Overall, following a significant U.S. equity market correction during October, we view the near term as one of the most attractive yet risky valuation opportunities seen in generations. This opportunity, combined with the great deal of uncertainty that remains in the global macroeconomic environment, leads us to maintain our emphasis on individual stock selection across the Fund's investment sectors. As always, we take larger positions in sectors, industries or individual stocks when we believe we have identified factors that other investors have either missed, ignored or strongly disagree with, and that have the potential for higher share values. We will continue to emphasize stocks that we believe have attractive valuations, and we intend to continue managing the Fund through a diversified mix of stocks. We further intend to continue using the Fund's shorting capabilities in an effort to mitigate market risk.



--------------------------------------------------------------------------------
10  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


(PHOTO - WARREN SPITZ)                 (PHOTO - LATON SPAHR)

Warren Spitz                           Laton Spahr, CFA(R)
Senior Portfolio Manager               Portfolio Manager

(PHOTO - STEVE SCHROLL)                (PHOTO - PAUL STOCKING)

Steve Schroll                          Paul Stocking
Portfolio Manager                      Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Oct. 31, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
12  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 MAY 1, 2008   OCT. 31, 2008  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  649.90        $ 6.24         1.50%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.64        $ 7.63         1.50%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  647.70        $ 9.34         2.25%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.86        $11.42         2.25%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  648.00        $ 9.35         2.25%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.86        $11.42         2.25%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  651.00        $ 4.87         1.17%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.31        $ 5.96         1.17%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  651.40        $ 5.08         1.22%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.06        $ 6.21         1.22%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Oct. 31, 2008: -35.01% for Class A, -35.23% for Class B, -35.20% for Class C, -34.90% for Class I and -34.86% for Class R5.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (96.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.7%)
Spirit AeroSystems Holdings Cl A                        37,796(b)            $609,649
-------------------------------------------------------------------------------------

AIRLINES (1.7%)
AMR                                                     16,905(b)             172,600
Delta Air Lines                                         21,446(b)             235,472
UAL                                                      1,367                 19,904
US Airways Group                                        16,903(b)             171,396
                                                                          -----------
Total                                                                         599,372
-------------------------------------------------------------------------------------

AUTOMOBILES (1.2%)
Ford Motor                                             198,591(b)             434,914
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Bank of New York Mellon                                 13,672                445,707
-------------------------------------------------------------------------------------

CHEMICALS (4.5%)
Dow Chemical                                            29,674                791,406
EI du Pont de Nemours & Co                              24,946                798,272
                                                                          -----------
Total                                                                       1,589,678
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (--%)
Ritchie Bros Auctioneers                                   452(c)               8,394
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.2%)
Cisco Systems                                           44,133(b)             784,243
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.1%)
Hewlett-Packard                                         28,060              1,074,137
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
CEMEX ADR                                               22,048(b,c)           166,683
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.6%)
Bank of America                                         22,243                537,613
Citigroup                                               26,838                366,339
                                                                          -----------
Total                                                                         903,952
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
Qwest Communications Intl                              132,178                378,029
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Flextronics Intl                                        70,416(b,c)           294,339
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (7.7%)
Baker Hughes                                            10,861                379,592
Cameron Intl                                            16,530(b)             401,018
Halliburton                                             16,223                321,053
Transocean                                              14,725(b)           1,212,309
Weatherford Intl                                        23,735(b)             400,647
                                                                          -----------
Total                                                                       2,714,619
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.8%)
CVS Caremark                                            43,781              1,341,888
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                           21,237                539,420
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
Stanley Works                                           11,730                384,040
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
McDermott Intl                                           8,472(b)             145,125
-------------------------------------------------------------------------------------

INSURANCE (9.9%)
ACE                                                     17,167(c)             984,699
Chubb                                                   24,842              1,287,312
Everest Re Group                                        10,763(c)             803,996
XL Capital Cl A                                         36,480(c)             353,856
                                                                          -----------
Total                                                                       3,429,863
-------------------------------------------------------------------------------------

MACHINERY (10.5%)
Caterpillar                                             26,279              1,003,069
Deere & Co                                              14,774                569,685
Eaton                                                   21,981                980,353
Ingersoll-Rand Cl A                                     17,348(c)             320,071
Parker Hannifin                                         19,972                774,314
                                                                          -----------
Total                                                                       3,647,492
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MEDIA (2.9%)
Natl CineMedia                                          48,163               $390,120
Regal Entertainment Group Cl A                          47,634                611,621
                                                                          -----------
Total                                                                       1,001,741
-------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Freeport-McMoRan Copper & Gold                           5,347                155,598
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Kohl's                                                  13,924(b)             489,150
-------------------------------------------------------------------------------------

MULTI-UTILITIES (2.6%)
Natl Grid ADR                                            8,339(c)             477,158
Sempra Energy                                           10,012                426,411
                                                                          -----------
Total                                                                         903,569
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.3%)
Enbridge                                                18,622(c)             644,321
Southwestern Energy                                     31,715(b)           1,129,689
Suncor Energy                                           17,575(c)             420,394
                                                                          -----------
Total                                                                       2,194,404
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.9%)
Abbott Laboratories                                     12,483                688,437
Johnson & Johnson                                       21,235              1,302,555
Mylan                                                   92,934(b)             796,444
                                                                          -----------
Total                                                                       2,787,436
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Intel                                                   50,233                803,728
Micron Technology                                       78,722(b)             370,781
                                                                          -----------
Total                                                                       1,174,509
-------------------------------------------------------------------------------------

SOFTWARE (6.1%)
Microsoft                                               25,827                576,717
Oracle                                                  59,379(b)           1,086,042
Symantec                                                37,815(b)             475,713
                                                                          -----------
Total                                                                       2,138,472
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
Bed Bath & Beyond                                       13,301(b)             342,766
Best Buy                                                11,671                312,900
                                                                          -----------
Total                                                                         655,666
-------------------------------------------------------------------------------------

TOBACCO (7.6%)
Altria Group                                            11,598                222,566
Lorillard                                               31,374              2,066,291
Philip Morris Intl                                       8,823                383,536
                                                                          -----------
Total                                                                       2,672,393
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $52,327,123)                                                       $33,664,482
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%              1,088,666(d)          $1,088,666
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,088,666)                                                         $1,088,666
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $53,415,789)(e)                                                    $34,753,148
=====================================================================================



TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT OCT. 31, 2008



                                                                   EXPIRATION     NOTIONAL     UNREALIZED     UNREALIZED
COUNTERPARTY             FUND RECEIVES           FUND PAYS            DATE         AMOUNT     APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns         Total return on a     Floating rate based    Dec. 20, 2008    $718,944      $50,509            $--
International Ltd.   custom basket of      on 1-month LIBOR
                     securities in the     plus 0.25%
                     S&P 100 Index
-------------------------------------------------------------------------------------------------------------------------

Bear Stearns         Total return on a     Floating rate based    Dec. 20, 2008     407,956      100,500             --
International Ltd.   custom basket of      on 1-month LIBOR
                     natural gas industry  plus 0.25%
                     securities
-------------------------------------------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                                   EXPIRATION     NOTIONAL     UNREALIZED     UNREALIZED
COUNTERPARTY             FUND RECEIVES           FUND PAYS            DATE         AMOUNT     APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns         Total return on a     Floating rate based    Dec. 20, 2008    $789,335     $379,323            $--
International Ltd.   custom basket of      on 1-month LIBOR
                     airline industry      plus 0.25%
                     securities
-------------------------------------------------------------------------------------------------------------------------

Bear Stearns         Floating rate based   Total return on a      Dec. 20, 2008     646,248           --        (37,504)
International Ltd.   on 1-month LIBOR      custom basket of
                     less 0.25%            securities in the
                                           S&P Small Cap 600
                                           Index
-------------------------------------------------------------------------------------------------------------------------

Bear Stearns         Total return on a     Floating rate based    Dec. 20, 2008   1,571,452       96,160             --
International Ltd.   custom basket of      on 1-month LIBOR
                     securities in the     plus 0.25%
                     Russell 1000 Growth
                     Index
-------------------------------------------------------------------------------------------------------------------------

Bear Stearns         Total return on a     Floating rate based    Dec. 20, 2008     739,486       50,050             --
International Ltd.   custom basket of      on 1-month LIBOR
                     securities in the     plus 0.25%
                     S&P North American
                     Technology-
                     Semiconductor Index
-------------------------------------------------------------------------------------------------------------------------

Bear Stearns         Total return on a     Floating rate based    Dec. 20, 2008     643,659       49,502             --
International Ltd.   custom basket of      on 1-month LIBOR
                     securities in the     plus 0.25%
                     following sectors:
                     industrials, energy,
                     information
                     technology,
                     financials, consumer
                     discretionary,
                     health care,
                     consumer staples,
                     materials,
                     utilities, and
                     telecommunication
                     services
-------------------------------------------------------------------------------------------------------------------------

Bear Stearns         Floating rate based   Total return on a      Dec. 20, 2008   1,626,139           --        (10,514)
International Ltd.   on 1-month LIBOR      custom basket of
                     less 0.25%            regional banking
                                           industry securities
-------------------------------------------------------------------------------------------------------------------------

Bear Stearns         Floating rate based   Total return on a      Dec. 20, 2008   1,470,490           --        (52,886)
International Ltd.   on 1-month LIBOR      custom basket of
                     less 0.25%            securities in the
                                           Dow Jones U.S.
                                           Industrials Index
-------------------------------------------------------------------------------------------------------------------------

Bear Stearns         Floating rate based   Total return on a      Dec. 20, 2008   1,340,459           --       (263,199)
International Ltd.   on 1-month LIBOR      custom basket of
                     less 0.25%            large cap energy
                                           sector securities
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $726,044      $(364,103)
-------------------------------------------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2008, the value of foreign securities represented 12.8% of net assets.

(d) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(e) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $53,416,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            $205,000
Unrealized depreciation                         (18,868,000)
-----------------------------------------------------------
Net unrealized depreciation                    $(18,663,000)
-----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                         FAIR VALUE AT OCT. 31, 2008
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                 $34,753,148           $--        $--       $34,753,148
Other financial
  instruments*                        --       361,941         --           361,941
-----------------------------------------------------------------------------------
Total                        $34,753,148      $361,941        $--       $35,115,089
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.





--------------------------------------------------------------------------------
18  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
OCT. 31, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $52,327,123)               $ 33,664,482
  Affiliated money market fund (identified cost $1,088,666)           1,088,666
-------------------------------------------------------------------------------
Total investments in securities (identified cost $53,415,789)        34,753,148
Capital shares receivable                                                43,050
Dividends receivable                                                     45,754
Unrealized appreciation on swap contracts                               726,044
-------------------------------------------------------------------------------
Total assets                                                         35,567,996
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   66,685
Unrealized depreciation on swap contracts                               364,103
Accrued investment management services fees                                 894
Accrued distribution fees                                                   269
Accrued transfer agency fees                                                126
Accrued administrative services fees                                         75
Other accrued expenses                                                   58,637
-------------------------------------------------------------------------------
Total liabilities                                                       490,789
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $ 35,077,207
-------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $     31,285
Additional paid-in capital                                           56,773,893
Undistributed net investment income                                     502,775
Accumulated net realized gain (loss)                                 (3,930,046)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (18,300,700)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $ 35,077,207
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $29,162,813            2,600,340                      $11.21(1)
Class B                     $ 1,732,826              155,577                      $11.14
Class C                     $ 1,006,522               90,384                      $11.14
Class I                     $ 3,169,423              281,691                      $11.25
Class R5                    $     5,623                  500                      $11.25
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $11.89. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED OCT. 31, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $    499,601
Interest                                                                      2
Income distributions from affiliated money market fund                   23,076
  Less foreign taxes withheld                                            (3,173)
-------------------------------------------------------------------------------
Total income                                                            519,506
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     225,927
Distribution fees
  Class A                                                                47,309
  Class B                                                                11,659
  Class C                                                                 5,430
Transfer agency fees
  Class A                                                                22,666
  Class B                                                                 1,478
  Class C                                                                   678
  Class R5                                                                    2
Administrative services fees                                             19,025
Compensation of board members                                               546
Custodian fees                                                            3,783
Printing and postage                                                     15,700
Registration fees                                                        41,190
Professional fees                                                        31,679
Other                                                                     3,356
-------------------------------------------------------------------------------
Total expenses                                                          430,428
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (71,275)
  Earnings and bank fee credits on cash balances                            (52)
-------------------------------------------------------------------------------
Total net expenses                                                      359,101
-------------------------------------------------------------------------------
Investment income (loss) -- net                                         160,405
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              (2,000,577)
  Foreign currency transactions                                             (19)
  Swap transactions                                                    (506,351)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (2,506,947)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (17,011,319)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (19,518,266)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(19,357,861)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED        YEAR ENDED
                                                                      OCT. 31, 2008  APRIL 31, 2008*
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    160,405       $    80,342
Net realized gain (loss) on investments                                  (2,506,947)       (1,791,305)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    (17,011,319)       (1,198,848)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (19,357,861)       (2,909,811)
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Tax return of capital
    Class A                                                                      --           (28,424)
    Class B                                                                      --              (880)
    Class C                                                                      --              (331)
    Class I                                                                      --           (17,286)
    Class R5                                                                     --               (17)
-----------------------------------------------------------------------------------------------------
Total distributions                                                              --           (46,938)
-----------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         14,510,109        40,794,389
  Class B shares                                                            903,488         2,535,830
  Class C shares                                                            861,484           773,412
Reinvestment of distributions at net asset value
  Class A shares                                                                 --            28,066
  Class B shares                                                                 --               832
  Class C shares                                                                 --               310
Payments for redemptions
  Class A shares                                                         (5,924,863)       (3,017,042)
  Class B shares                                                           (560,211)          (91,781)
  Class C shares                                                            (94,585)          (20,742)
  Class I shares                                                         (3,222,736)               --
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                 6,472,686        41,003,274
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (12,885,175)       38,046,525
Net assets at beginning of period                                        47,962,382         9,915,857**
-----------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 35,077,207       $47,962,382
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    502,775       $   342,370
-----------------------------------------------------------------------------------------------------



 * For the period from Oct. 17, 2007 (when shares became publicly available) to April 30, 2008.
** Initial capital of $10,000,000 was contributed on Oct. 11, 2007. The Fund had a decrease in net assets resulting from operations of $84,143 during the period from Oct. 11, 2007 to Oct. 18, 2007 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(k)      2008(b)
Net asset value, beginning of period                $17.25       $19.83
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .05          .04
Net gains (losses) (both realized and
 unrealized)                                         (6.09)       (2.59)
-------------------------------------------------------------------------------------------------
Total from investment operations                     (6.04)       (2.55)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.21       $17.25
-------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $29          $36
-------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.80%(f)     2.01%(f)
-------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.50%(f)     1.50%(f)
-------------------------------------------------------------------------------------------------
Net investment income (loss)                          .68%(f)      .40%(f)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                13%          23%
-------------------------------------------------------------------------------------------------
Total return(i)                                    (35.01%)(j)  (12.87%)(j)
-------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Oct. 31, 2008 and for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(l)      2008(b)
Net asset value, beginning of period                $17.20       $19.83
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         (6.06)       (2.58)
-------------------------------------------------------------------------------------------------
Total from investment operations                     (6.06)       (2.61)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.02)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.14       $17.20
-------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $2
-------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         2.56%(g)     2.76%(g)
-------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     2.25%(g)     2.25%(g)
-------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.06%)(g)    (.25%)(g)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                13%          23%
-------------------------------------------------------------------------------------------------
Total return(j)                                    (35.23%)(k)  (13.17%)(k)
-------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Oct. 31, 2008 and for the period ended April 30, 2008 were less than 0.01% of average net assets.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(k)      2008(b)
Net asset value, beginning of period                $17.19       $19.83
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.01)        (.03)
Net gains (losses) (both realized and
 unrealized)                                         (6.04)       (2.59)
-------------------------------------------------------------------------------------------------
Total from investment operations                     (6.05)       (2.62)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.02)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.14       $17.19
-------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $1
-------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.56%(f)     2.76%(f)
-------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.25%(f)     2.25%(f)
-------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.10%)(f)    (.27%)(f)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                13%          23%
-------------------------------------------------------------------------------------------------
Total return(i)                                    (35.20%)(j)  (13.21%)(j)
-------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Oct. 31, 2008 and for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(j)      2008(b)
Net asset value, beginning of period                $17.28       $19.83
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .08          .07
Net gains (losses) (both realized and
 unrealized)                                         (6.11)       (2.59)
-------------------------------------------------------------------------------------------------
Total from investment operations                     (6.03)       (2.52)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.25       $17.28
-------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $9
-------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.44%(f)     1.62%(f)
-------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.17%(f)     1.20%(f)
-------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.02%(f)      .81%(f)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                13%          23%
-------------------------------------------------------------------------------------------------
Total return                                       (34.90%)(i)  (12.69%)(i)
-------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Oct. 31, 2008 and for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(j)      2008(b)
Net asset value, beginning of period                $17.27       $19.83
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .07          .07
Net gains (losses) (both realized and
 unrealized)                                         (6.09)       (2.60)
-------------------------------------------------------------------------------------------------
Total from investment operations                     (6.02)       (2.53)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.25       $17.27
-------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
-------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.49%(f)     1.65%(f)
-------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.22%(f)     1.25%(f)
-------------------------------------------------------------------------------------------------
Net investment income (loss)                          .98%(f)      .76%(f)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                13%          23%
-------------------------------------------------------------------------------------------------
Total return                                       (34.86%)(i)  (12.75%)(i)
-------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Oct. 31, 2008 and for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO OCT. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource 120/20 Contrarian Equity Fund (the Fund) is a series of RiverSource Series Trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. On Oct. 11, 2007, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 in the Fund (500 shares for Class A, 500 shares for Class B, 500 shares for Class C, 498,000 shares for Class I and 500 shares for Class
R5), which represented the initial capital for each class at $20 per share. Shares of the Fund were first offered to the public on Oct. 18, 2007. The Fund invests at least 80% of its net assets in equity securities. The Investment Manager will hold long and short positions.

The Fund offers Class A, Class B, Class C, Class I and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Oct. 31, 2008, the Investment Manager owned 100% of Class I and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
28  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VALUATION OF SECURITIES
Effective May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of trustees (the Board), including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

SECURITIES SOLD SHORT
The Fund may enter into short sales of securities that it concurrently holds or for which it holds no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities equivalent to those borrowed for the short sale at the lender's demand. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted on the Portfolio of Investments. The collateral required is determined daily based on the market value of the securities sold short. At Oct. 31, 2008, the Fund had no outstanding securities sold short.

The Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends (recognized on ex-date) and interest are recorded as an expense and shown on the Statement of Operations. At Oct. 31, 2008, the fund had no dividends and interest expense on the Statement of Operations.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option

--------------------------------------------------------------------------------
30  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Oct. 31, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Oct. 31, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.


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          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Oct. 31, 2008, the Fund had no outstanding forward foreign currency contracts.

TOTAL RETURN EQUITY SWAP TRANSACTIONS
The Fund may enter into swap agreements to gain exposure to the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


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32  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

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FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for periods beginning after Nov. 15, 2008. As of Oct. 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund

--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.95% to 0.89% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the performance of one Class A share of the Fund and the change in the Russell 3000(R) Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment will be made on Nov. 1, 2009 and cover the 24-month period beginning Nov. 1, 2007. The management fee for the six months ended Oct. 31, 2008 was 0.95% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Oct. 31, 2008 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Oct. 31, 2008, other expenses paid to this company were $20.


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34  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

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COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $83,000 and $14,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing the Fund shares were $43,844 for Class A, $561 for Class B and $423 for Class C for the six months ended Oct. 31, 2008.


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          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Oct. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class A.............................................  1.50%
Class B.............................................  2.25
Class C.............................................  2.25
Class I.............................................  1.17
Class R5............................................  1.22


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $7,528
Class B...........................................     545
Class C...........................................     244


The management fees waived/reimbursed at the Fund level were $62,958.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.50%
Class B.............................................  2.25
Class C.............................................  2.25
Class I.............................................  1.17
Class R5............................................  1.22


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Oct. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $52 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $12,068,322 and $5,856,528, respectively, for the six

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36  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



months ended Oct. 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for the periods indicated are as follows:

                                    SIX MONTHS ENDED OCT. 31, 2008
                                    ISSUED FOR
                                    REINVESTED                     NET
                          SOLD    DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
------------------------------------------------------------------------------
Class A                  921,806         --      (422,499)        499,307
Class B                   56,732         --       (38,994)         17,738
Class C                   55,853         --        (8,254)         47,599
Class I                       --         --      (216,309)       (216,309)
------------------------------------------------------------------------------


                                      YEAR ENDED APRIL 30, 2008*
                                    ISSUED FOR
                                    REINVESTED                     NET
                          SOLD    DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
------------------------------------------------------------------------------
Class A                2,273,668      1,546      (174,681)      2,100,533
Class B                  142,695         46        (5,402)        137,339
Class C                   43,486         17        (1,218)         42,285
------------------------------------------------------------------------------


* For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $13,374,367 and $13,194,546, respectively, for the six months ended Oct. 31, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Oct. 31, 2008, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008,

--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Oct. 31, 2008.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

7. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At April 30, 2008, the Fund had a post-October loss of $1,239,657 that is treated for income tax purposes as occurring on May 1, 2008.


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38  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


It is unlikely the Board will authorize distributions of any net realized capital gains for the Fund until the respective capital loss carry-over has been offset or expires.

8. RISKS RELATING TO CERTAIN INVESTMENTS

SHORT SELLING RISK
The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was

--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation,/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the

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40  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies. Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT  41

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
42  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND - 2008 SEMIANNUAL REPORT

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2008 RiverSource Distributors, Inc.                           S-6520 C (12/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
130/30 U.S. EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
OCTOBER 31, 2008


RIVERSOURCE 130/30 U.S. EQUITY FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

                                            (ADVANCED ALPHA(SM) STRATEGIES ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    4

Portfolio of Investments...........    6

Statement of Assets and
  Liabilities......................   12

Statement of Operations............   13

Statements of Changes in Net
  Assets...........................   14

Financial Highlights...............   15

Notes to Financial Statements......   20

Proxy Voting.......................   35





--------------------------------------------------------------------------------
2  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

TOP TEN HOLDINGS (at Oct. 31, 2008; % of portfolio assets)
---------------------------------------------------------------------

Exxon Mobil                                 4.8%
------------------------------------------------
Microsoft                                   3.0%
------------------------------------------------
Pfizer                                      2.9%
------------------------------------------------
Amgen                                       2.4%
------------------------------------------------
Boeing                                      2.4%
------------------------------------------------
Vodafone Group                              2.2%
------------------------------------------------
Coca-Cola                                   2.2%
------------------------------------------------
Chevron                                     2.2%
------------------------------------------------
AT&T                                        2.2%
------------------------------------------------
Bristol-Myers Squibb                        2.0%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  3

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Oct. 31, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
4  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 MAY 1, 2008   OCT. 31, 2008  THE PERIOD(A)  THE PERIOD(B)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  647.70        $ 9.22         $ 9.34
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.01        $11.27         $11.42
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  645.30        $12.23         $12.36
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,010.33        $14.95         $15.10
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  645.50        $12.28         $12.40
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,010.28        $15.00         $15.15
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  648.70        $ 7.77         $ 7.90
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.78        $ 9.50         $ 9.65
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  648.70        $ 8.19         $ 8.31
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.27        $10.01         $10.16
------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND
                                EXPENSE RATIO     EXPENSES    NET FUND EXPENSES
-------------------------------------------------------------------------------
Class A                             2.22%           .03%            2.25%
-------------------------------------------------------------------------------
Class B                             2.95%           .03%            2.98%
-------------------------------------------------------------------------------
Class C                             2.96%           .03%            2.99%
-------------------------------------------------------------------------------
Class I                             1.87%           .03%            1.90%
-------------------------------------------------------------------------------
Class R5                            1.97%           .03%            2.00%
-------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Oct. 31, 2008: -35.23% for Class A, -35.47% for Class B, -35.45% for Class C, -35.13% for Class I and -35.13% for Class R5.


--------------------------------------------------------------------------------
                RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  5

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (95.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (5.3%)
Boeing                                                  5,131                $268,197
Honeywell Intl                                          3,369                 102,586
L-3 Communications Holdings                               570                  46,267
Lockheed Martin                                           874                  74,334
United Technologies                                     1,824                 100,247
                                                                      ---------------
Total                                                                         591,631
-------------------------------------------------------------------------------------

BEVERAGES (3.3%)
Coca-Cola                                               5,746                 253,169
Molson Coors Brewing Cl B                                 561                  20,959
PepsiCo                                                 1,706                  97,259
                                                                      ---------------
Total                                                                         371,387
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.5%)
Amgen                                                   4,545(b)              272,200
Genentech                                                 582(b)               48,271
Genzyme                                                 1,053(b)               76,743
                                                                      ---------------
Total                                                                         397,214
-------------------------------------------------------------------------------------

CAPITAL MARKETS (3.8%)
BlackRock                                                 417                  54,769
Goldman Sachs Group                                     1,202                 111,185
KKR Private Equity Investors LP Unit                   17,656(b)               87,436
Merrill Lynch & Co                                      6,264                 116,447
Morgan Stanley                                          2,910                  50,838
                                                                      ---------------
Total                                                                         420,675
-------------------------------------------------------------------------------------

CHEMICALS (1.3%)
Dow Chemical                                            5,645                 150,552
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
Fifth Third Bancorp                                     4,838                  52,492
SunTrust Banks                                            755                  30,306
Wachovia                                                9,128                  58,510
                                                                      ---------------
Total                                                                         141,308
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.5%)
Cisco Systems                                           8,446(b)              150,085
Comverse Technology                                     3,743(b)               27,268
Nokia ADR                                               4,848(c)               73,593
QUALCOMM                                                3,607                 138,004
                                                                      ---------------
Total                                                                         388,950
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.0%)
Apple                                                   1,391(b)              149,657
Hewlett-Packard                                         2,642                 101,136
IBM                                                       900                  83,673
                                                                      ---------------
Total                                                                         334,466
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
Fluor                                                   1,314                  52,469
KBR                                                     3,522                  52,266
                                                                      ---------------
Total                                                                         104,735
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America                                         2,766                  66,854
Citigroup                                               6,194                  84,548
Interactive Brokers Group Cl A                          3,001(b)               64,131
JPMorgan Chase & Co                                     5,196                 214,336
                                                                      ---------------
Total                                                                         429,869
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (6.3%)
AT&T                                                    9,131                 244,437
Embarq                                                  1,764                  52,920
Qwest Communications Intl                              10,222                  29,235
Telefonica                                              9,975(c)              184,621
Verizon Communications                                  6,621                 196,445
                                                                      ---------------
Total                                                                         707,658
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.8%)
Entergy                                                 1,227                  95,767
Southern                                                3,130                 107,485
                                                                      ---------------
Total                                                                         203,252
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
6  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRICAL EQUIPMENT (0.6%)
Emerson Electric                                        2,180                 $71,351
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Halliburton                                             1,660                  32,851
Natl Oilwell Varco                                        479(b)               14,317
Schlumberger                                              930                  48,035
Transocean                                                421(b)               34,661
                                                                      ---------------
Total                                                                         129,864
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.9%)
CVS Caremark                                            3,367                 103,199
Wal-Mart Stores                                         1,925                 107,434
                                                                      ---------------
Total                                                                         210,633
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Alphatec Holdings                                      13,864(b)               54,486
Boston Scientific                                      17,005(b)              153,555
                                                                      ---------------
Total                                                                         208,041
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.4%)
Aetna                                                     809                  20,120
AmerisourceBergen                                       1,054                  32,959
Cardinal Health                                         1,254                  47,903
Humana                                                  1,156(b)               34,206
McKesson                                                1,909                  70,231
Medco Health Solutions                                    944(b)               35,825
UnitedHealth Group                                      1,310                  31,086
                                                                      ---------------
Total                                                                         272,330
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Darden Restaurants                                      2,360                  52,321
Intl Game Technology                                    4,188                  58,632
                                                                      ---------------
Total                                                                         110,953
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.5%)
Centex                                                  1,736                  21,266
DR Horton                                               8,143                  60,095
Harman Intl Inds                                        1,208                  22,191
KB Home                                                 2,118                  35,349
Lennar Cl A                                             3,105                  24,033
                                                                      ---------------
Total                                                                         162,934
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Clorox                                                    360                  21,892
Colgate-Palmolive                                         572                  35,898
                                                                      ---------------
Total                                                                          57,790
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Siemens ADR                                               642(c)               38,616
-------------------------------------------------------------------------------------

INSURANCE (3.4%)
ACE                                                     2,439(c)              139,902
AFLAC                                                   2,330                 103,172
Chubb                                                     731                  37,880
Hartford Financial Services Group                       1,101                  11,362
MetLife                                                   778                  25,845
Prudential Financial                                    2,000                  60,000
                                                                      ---------------
Total                                                                         378,161
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.4%)
eBay                                                    1,974(b)               30,143
Google Cl A                                               367(b)              131,885
                                                                      ---------------
Total                                                                         162,028
-------------------------------------------------------------------------------------

IT SERVICES (1.0%)
MasterCard Cl A                                           393                  58,094
Visa Cl A                                               1,004                  55,571
                                                                      ---------------
Total                                                                         113,665
-------------------------------------------------------------------------------------

MACHINERY (1.2%)
Deere & Co                                              1,242                  47,892
Flowserve                                                 684                  38,933
Manitowoc                                               4,494                  44,221
                                                                      ---------------
Total                                                                         131,046
-------------------------------------------------------------------------------------

MEDIA (5.4%)
Comcast Special Cl A                                    2,505                  38,627
News Corp Cl A                                          8,983                  95,579
Sirius XM Radio                                       292,528(b)               98,874
Time Warner                                            11,910                 120,172
Virgin Media                                           37,561(d)              216,352
Vivendi                                                 1,148(c)               29,997
                                                                      ---------------
Total                                                                         599,601
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (0.6%)
Coeur d'Alene Mines                                    51,538(b)              $36,901
Timminco                                                5,848(b,c)             33,003
                                                                      ---------------
Total                                                                          69,904
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.0%)
Dominion Resources                                      1,926                  69,876
Xcel Energy                                             2,627                  45,762
                                                                      ---------------
Total                                                                         115,638
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.0%)
BP ADR                                                    817(c)               40,605
Chesapeake Energy                                       1,057                  23,222
Chevron                                                 3,366                 251,104
ConocoPhillips                                          2,567                 133,535
Devon Energy                                              634                  51,265
Exxon Mobil                                             7,379                 546,932
Marathon Oil                                              544                  15,830
Total                                                   1,204(c)               66,213
                                                                      ---------------
Total                                                                       1,128,706
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.5%)
Avon Products                                           2,093                  51,969
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.7%)
Bristol-Myers Squibb                                   11,075(e)              227,591
Merck & Co                                              6,390                 197,771
Pfizer                                                 18,601                 329,424
Schering-Plough                                         1,941                  28,125
Wyeth                                                   2,508                  80,707
                                                                      ---------------
Total                                                                         863,618
-------------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
Hertz Global Holdings                                  12,372(b)               88,955
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Infineon Technologies ADR                               4,371(b,c)             13,681
Intel                                                   5,808                  92,929
Micron Technology                                      12,379(b)               58,305
Spansion Cl A                                          15,994(b)                9,916
                                                                      ---------------
Total                                                                         174,831
-------------------------------------------------------------------------------------

SOFTWARE (4.9%)
Microsoft                                              14,971                 334,302
Nintendo ADR                                            3,661(c)              142,431
Oracle                                                  3,950(b)               72,246
                                                                      ---------------
Total                                                                         548,979
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Abercrombie & Fitch Cl A                                1,668                  48,305
Gap                                                     3,782                  48,939
                                                                      ---------------
Total                                                                          97,244
-------------------------------------------------------------------------------------

TOBACCO (3.3%)
Altria Group                                            3,495                  67,069
Lorillard                                                 887                  58,418
Philip Morris Intl                                      5,089                 221,218
UST                                                       308                  20,818
                                                                      ---------------
Total                                                                         367,523
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.3%)
Vodafone Group                                        131,918(c)              253,749
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $15,429,345)                                                       $10,649,826
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%               656,892(f)             $656,892
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $656,892)                                                             $656,892
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $16,086,237)(g)                                                    $11,306,718
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT OCT. 31, 2008


                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION/
CONTRACT DESCRIPTION        LONG/(SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
E-Mini S&P 500 Index              4           193,460      Dec. 2008      $(58,240)


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCT. 31, 2008


                         CURRENCY TO BE   CURRENCY TO BE    UNREALIZED     UNREALIZED
EXCHANGE DATE               DELIVERED        RECEIVED      APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------
Nov. 3, 2008                     30,792          50,539         $989           $--
                          British Pound     U.S. Dollar


NOTES TO PORTFOLIO OF INVESTMENTS



(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2008, the value of foreign securities represented 9.1% of net assets.

(d)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 2008, is as follows:

                                            ACQUISITION
     SECURITY                                  DATES                COST
     ---------------------------------------------------------------------
     Virgin Media                     10-18-07 thru 03-04-08      $684,875


(e) At Oct. 31, 2008, investments in securities included securities valued at $70,445 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(g) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $16,086,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                             $97,000
Unrealized depreciation                          (4,876,000)
-----------------------------------------------------------
Net unrealized depreciation                     $(4,779,000)
-----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                  FAIR VALUE AT OCT. 31, 2008
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                 $10,772,138      $534,580        $--       $11,306,718
Other financial
  instruments*                   (57,251)           --         --           (57,251)
-----------------------------------------------------------------------------------
Total                        $10,714,887      $534,580        $--       $11,249,467
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as, futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.


--------------------------------------------------------------------------------
10  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  11

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
OCT. 31, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $15,429,345)               $10,649,826
  Affiliated money market fund (identified cost $656,892)              656,892
------------------------------------------------------------------------------
Total investments in securities (identified cost $16,086,237)       11,306,718
Dividends receivable                                                    18,460
Receivable for investment securities sold                               54,407
Variation margin receivable                                              1,160
Unrealized appreciation on forward foreign currency contracts              989
------------------------------------------------------------------------------
Total assets                                                        11,381,734
------------------------------------------------------------------------------
LIABILITIES
Payable for investment securities purchased                            127,532
Accrued investment management services fees                                287
Accrued distribution fees                                                   49
Accrued transfer agency fees                                                30
Accrued administrative services fees                                        24
Other accrued expenses                                                  63,049
Dividends and interest payable on securities sold short                    991
------------------------------------------------------------------------------
Total liabilities                                                      191,962
------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $11,189,772
------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $    10,113
Additional paid-in capital                                          19,857,933
Undistributed net investment income                                    259,769
Accumulated net realized gain (loss)                                (4,102,122)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (4,835,921)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $11,189,772
------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                            NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $5,115,193              462,788                      $11.05(1)
Class B                     $  400,829               36,540                      $10.97
Class C                     $  148,192               13,500                      $10.98
Class I                     $5,520,018              498,000                      $11.08
Class R5                    $    5,540                  500                      $11.08
---------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $11.72. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
12  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED OCT. 31, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $   297,582
Income distributions from affiliated money market fund                   6,536
  Less foreign taxes withheld                                           (6,769)
------------------------------------------------------------------------------
Total income                                                           297,349
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     78,073
Distribution fees
  Class A                                                                9,995
  Class B                                                                3,301
  Class C                                                                1,255
Transfer agency fees
  Class A                                                                5,337
  Class B                                                                  469
  Class C                                                                  173
  Class R5                                                                   2
Administrative services fees                                             6,575
Compensation of board members                                              181
Custodian fees                                                          17,229
Printing and postage                                                    16,700
Registration fees                                                       38,088
Professional fees                                                       31,409
Dividends and interest on securities sold short                         58,718
Other                                                                    2,486
------------------------------------------------------------------------------
Total expenses                                                         269,991
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (97,380)
  Earnings and bank fee credits on cash balances                           (37)
------------------------------------------------------------------------------
Total net expenses                                                     172,574
------------------------------------------------------------------------------
Investment income (loss) -- net                                        124,775
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (3,179,838)
  Foreign currency transactions                                         (4,239)
  Futures contracts                                                   (122,928)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (3,307,005)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                (3,232,497)
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (6,539,502)
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(6,414,727)
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  13

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                    SIX MONTHS ENDED         YEAR ENDED
                                                                       OCT. 31, 2008    APRIL 30, 2008*
                                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                          $   124,775        $   173,139
Net realized gain (loss) on investments                                   (3,307,005)          (764,044)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                      (3,232,497)        (1,436,685)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (6,414,727)        (2,027,590)
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                       --            (17,734)
    Class B                                                                       --             (1,106)
    Class C                                                                       --               (239)
    Class I                                                                       --            (29,890)
    Class R5                                                                      --                (29)
  Net realized gain
    Class A                                                                       --            (11,016)
    Class B                                                                       --               (800)
    Class C                                                                       --               (235)
    Class I                                                                       --            (17,027)
    Class R5                                                                      --                (17)
-------------------------------------------------------------------------------------------------------
Total distributions                                                               --            (78,093)
-------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                           1,311,149         11,788,998
  Class B shares                                                             132,793            868,299
  Class C shares                                                              23,140            325,015
Reinvestment of distributions at net asset value
  Class A shares                                                                  --             28,400
  Class B shares                                                                  --              1,865
  Class C shares                                                                  --                440
Payments for redemptions
  Class A shares                                                          (2,909,248)        (1,306,227)
  Class B shares                                                            (242,363)           (60,468)
  Class C shares                                                             (91,248)                --
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                 (1,775,777)        11,646,322
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   (8,190,504)         9,540,639
Net assets at beginning of period                                         19,380,276          9,839,637**
-------------------------------------------------------------------------------------------------------
Net assets at end of period                                              $11,189,772        $19,380,276
-------------------------------------------------------------------------------------------------------
Undistributed net investment income                                      $   259,769        $   134,994
-------------------------------------------------------------------------------------------------------



* For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
** Initial capital of $10,000,000 was contributed on Oct. 11, 2007. The Fund had a decrease in net assets resulting from operations of $160,363 during the period from Oct. 11, 2007 to Oct. 18, 2007 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(k)      2008(b)
Net asset value, beginning of period                $17.06       $19.68
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .11          .20
Net gains (losses) (both realized and
 unrealized)                                         (6.12)       (2.73)
------------------------------------------------------------------------------------
Total from investment operations                     (6.01)       (2.53)
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.06)
Distributions from realized gains                       --         (.03)
------------------------------------------------------------------------------------
Total distributions                                     --         (.09)
------------------------------------------------------------------------------------
Net asset value, end of period                      $11.05       $17.06
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $5          $10
------------------------------------------------------------------------------------

Gross expenses prior to expense
 waiver/reimbursement (including dividend and
 interest expenses on securities sold
 short)(d),(e)                                       3.42%(f)     3.15%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including dividend and
 interest expenses on securities sold
 short)(e),(g),(h)                                   2.22%(f)     2.09%(f)
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding dividend and
 interest expenses on securities sold
 short)(d),(e)                                     2.71%(f)       2.56%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding dividend and
 interest expenses on securities sold
 short)(e),(g),(h)                                 1.51%(f)       1.50%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                       1.41%(f)       2.15%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                               112%         118%
------------------------------------------------------------------------------------
Total return(i)                                    (35.23%)(j)  (12.89%)(j)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Oct. 31, 2008 and for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2008     2008(b)
Net asset value, beginning of period                $17.00       $19.68
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .05          .13
Net gains (losses) (both realized and
 unrealized)                                         (6.08)       (2.73)
------------------------------------------------------------------------------------
Total from investment operations                     (6.03)       (2.60)
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.05)
Distributions from realized gains                       --         (.03)
------------------------------------------------------------------------------------

Total distributions                                     --         (.08)
------------------------------------------------------------------------------------
Net asset value, end of period                      $10.97       $17.00
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--           $1
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including dividend and
 interest expenses on securities sold
 short)(d),(e)                                       4.15%(f)     3.92%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including dividend and
 interest expenses on securities sold
 short)(e),(g),(h)                                   2.95%(f)     2.84%(f)
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding dividend and
 interest expenses on securities sold
 short)(d),(e)                                       3.44%(f)     3.34%(f)
------------------------------------------------------------------------------------

Net expenses after expense
 waiver/reimbursement (excluding dividend and
 interest expenses on securities sold
 short)(e),(g),(h)                                   2.24%(f)     2.25%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                          .61%(f)     1.44%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                               112%         118%
------------------------------------------------------------------------------------
Total return(i)                                    (35.47%)(j)  (13.24%)(j)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Oct. 31, 2008 and for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(k)      2008(b)
Net asset value, beginning of period                $17.01       $19.68
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .05          .14
Net gains (losses) (both realized and
 unrealized)                                         (6.08)       (2.74)
------------------------------------------------------------------------------------
Total from investment operations                     (6.03)       (2.60)
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.04)
Distributions from realized gains                       --         (.03)
------------------------------------------------------------------------------------
Total distributions                                     --         (.07)
------------------------------------------------------------------------------------
Net asset value, end of period                      $10.98       $17.01
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including dividend and
 interest expenses on securities sold
 short)(d),(e)                                       4.16%(f)     3.90%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including dividend and
 interest expenses on securities sold
 short)(e),(g),(h)                                   2.96%(f)     2.83%(f)
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding dividend and
 interest expenses on securities sold
 short)(d),(e)                                     3.45%(f)       3.32%(f)
------------------------------------------------------------------------------------

Net expenses after expense
 waiver/reimbursement (excluding dividend and
 interest expenses on securities sold
 short)(e),(g),(h)                                 2.25%(f)       2.25%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                        .67%(f)       1.49%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                               112%         118%
------------------------------------------------------------------------------------
Total return(i)                                    (35.45%)(j)  (13.24%)(j)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Oct. 31, 2008 and for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(j)      2008(b)
Net asset value, beginning of period                $17.08       $19.68
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .13          .19
Net gains (losses) (both realized and
 unrealized)                                         (6.13)       (2.70)
------------------------------------------------------------------------------------
Total from investment operations                     (6.00)       (2.51)
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.06)
Distributions from realized gains                       --         (.03)
------------------------------------------------------------------------------------
Total distributions                                     --         (.09)
------------------------------------------------------------------------------------
Net asset value, end of period                      $11.08       $17.08
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $6           $9
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including dividend and
 interest expenses on securities sold
 short)(d),(e)                                       3.04%(f)     2.66%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including dividend and
 interest expenses on securities sold
 short)(e),(g),(h)                                   1.87%(f)     1.75%(f)
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding dividend and
 interest expenses on securities sold
 short)(d),(e)                                     2.33%(f)       2.10%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding dividend and
 interest expenses on securities sold
 short)(e),(g),(h)                                 1.16%(f)       1.20%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                       1.74%(f)       1.96%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                               112%         118%
------------------------------------------------------------------------------------
Total return                                       (35.13%)(i)  (12.77%)(i)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Oct. 31, 2008 and for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2008(j)      2008(b)
Net asset value, beginning of period                $17.08       $19.68
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .12          .18
Net gains (losses) (both realized and
 unrealized)                                         (6.12)       (2.69)
------------------------------------------------------------------------------------
Total from investment operations                     (6.00)       (2.51)
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.06)
Distributions from realized gains                       --         (.03)
------------------------------------------------------------------------------------
Total distributions                                     --         (.09)
------------------------------------------------------------------------------------
Net asset value, end of period                      $11.08       $17.08
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including dividend and
 interest expenses on securities sold
 short)(d),(e)                                     3.13%(f)       2.71%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including dividend and
 interest expenses on securities sold
 short)(e),(g),(h)                                 1.97%(f)       1.81%(f)
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding dividend and
 interest expenses on securities sold
 short)(d),(e)                                     2.42%(f)       2.15%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding dividend and
 interest expenses on securities sold
 short)(e),(g),(h)                                 1.26%(f)       1.25%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                       1.64%(f)       1.90%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                               112%         118%
------------------------------------------------------------------------------------
Total return                                       (35.13%)(i)  (12.78%)(i)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Oct. 31, 2008 and for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Oct. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO OCT. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource 130/30 U.S. Equity Fund (the Fund) is a series of RiverSource Series Trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest that can be allocated among the separate series as designated by the Board of Trustees (the Board). On Oct. 11, 2007, RiverSource Investments, LLC (the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 in the Fund (500 shares for Class A, 500 shares for Class B, 500 shares for Class C, 498,000 shares for Class I and 500 shares for Class R5), which represented the initial capital for each class at $20 per share. Shares of the Fund were first offered to the public on Oct. 18, 2007. The Fund invests at least 80% of its net assets in equity securities of U.S. companies. The Investment Manager will hold long and short positions in both growth and value companies.

The Fund offers Class A, Class B, Class C, Class I and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Oct. 31, 2008, the Investment Manager owned 100% of Class I and Class R5 shares, and at Oct. 31, 2008, the Investment Manager owned approximately 49% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
20  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements


--------------------------------------------------------------------------------
               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Oct. 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Oct. 31, 2008 was $216,352 representing 1.93% of net assets. Certain illiquid securities maybe valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES SOLD SHORT
The Fund may enter into short sales of securities that it concurrently holds or for which it holds no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities equivalent to those borrowed for the short sale at the lender's demand. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted on the Portfolio of Investments. The collateral required is determined daily based on the market value of the securities sold short.

The Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends (recognized on ex-date) and interest are recorded as an expense and shown on the Statements of Operations. At Oct. 31, 2008, the Fund had no outstanding securities sold short.


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22  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

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OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Oct. 31, 2008, and for the period then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by

--------------------------------------------------------------------------------
               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counter party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109,

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24  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

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"Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of dividends on securities sold short, futures contracts, foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for periods beginning after Nov. 15, 2008. As of Oct. 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income,


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               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.95% to 0.89% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the performance of one Class A share of the Fund and the change in the Russell 1000(R) Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment was expected to be made on Nov. 1, 2009 and cover the 24-month period beginning Nov. 1, 2007, but due to the Fund's liquidation on Dec. 23, 2008 no performance incentive adjustment will be made. The management fee for the six months ended Oct. 31, 2008 was 0.95% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Oct. 31, 2008 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Oct. 31, 2008, other expenses paid to this company were $1.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


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26  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

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TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $13,000 and $1,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing the Funds' shares were $34,682 for Class A, $655 for Class B and $167 for Class C for the six months ended Oct. 31, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six moths ended Oct. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  2.22%
Class B.............................................  2.95
Class C.............................................  2.96
Class I.............................................  1.87
Class R5............................................  1.97




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               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $1,739
Class B...........................................     171
Class C...........................................      60


The management fees waived/reimbursed at the Fund level were $95,410.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.50%
Class B.............................................  2.25
Class C.............................................  2.25
Class I.............................................  1.16
Class R5............................................  1.21


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Oct. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $37 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $21,572,810 and $22,737,829, respectively, for the six months ended Oct. 31, 2008. Realized gains and losses are determined on an identified cost basis.


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28  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

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4. SHARE TRANSACTIONS

Transactions in shares for the periods indicated are as follows:

                                      SIX MONTHS ENDED OCT. 31, 2008
                                     ISSUED FOR
                                     REINVESTED                     NET
                            SOLD   DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
-------------------------------------------------------------------------------
Class A                    83,119        --       (194,170)       (111,051)
Class B                     8,419        --        (16,801)         (8,382)
Class C                     1,648        --         (6,611)         (4,963)
-------------------------------------------------------------------------------



                                         YEAR ENDED APRIL 30, 2008*
                                      ISSUED FOR
                                      REINVESTED                     NET
                             SOLD   DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                    646,986      1,542       (75,189)       573,339
Class B                     47,841        101        (3,520)        44,422
Class C                     17,939         24            --         17,963
--------------------------------------------------------------------------------


* For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $3,831,965 and $4,487,183, respectively, for the six months ended Oct. 31, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Oct. 31, 2008, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to

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               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Oct. 31, 2008.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

7. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At April 30, 2008, the Fund had a post-October loss of $349,118 that is treated for income tax purposes as occurring on May 1, 2008.

It is unlikely the Board will authorize distributions of any net realized capital gains for the Fund until the respective capital loss carry-over has been offset or expires.


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30  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

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8. RISKS RELATING TO CERTAIN INVESTMENTS

SHORT SELLING RISK
The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC

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               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of

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32  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

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these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies. Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


10. SUBSEQUENT EVENT

At Nov. 13, 2008, the Board of Trustees approved the liquidation of the Fund. The liquidation will occur on Dec. 23, 2008.


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34  RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
               RIVERSOURCE 130/30 U.S. EQUITY FUND -- 2008 SEMIANNUAL REPORT  35

RIVERSOURCE 130/30 U.S. EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2008 RiverSource Distributors, Inc.                            S-6526C (12/08)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.  Submission of matters to a vote of security holders. Not applicable.

Item 11.  Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment
Company Act of 1940, is attached as EX.99.906 CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Series Trust





By /s/  Patrick T. Bannigan
        -----------------------
        Patrick T. Bannigan
        President and Principal Executive Officer

Date    December 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




By /s/  Patrick T. Bannigan
        -----------------------
        Patrick T. Bannigan
        President and Principal Executive Officer

Date    December 31, 2008




By /s/  Jeffrey P. Fox
        ------------------
        Jeffrey P. Fox
        Treasurer and Principal Financial Officer

Date    December 31, 2008